UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric Global Small-Cap Fund

Parametric International Equity Fund

Parametric Emerging Markets Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	218,000	$2,323,880
Arcos Dorados Holdings, Inc., Class A(1)	982,061	4,075,553
Banco Macro SA, Class B ADR	19,887	1,245,523
BBVA Banco Frances SA ADR	25,288	533,577
Cresud SA ADR(1)	40,240	422,118
Grupo Financiero Galicia SA, Class B ADR	55,800	1,588,626
IRSA Inversiones y Representaciones SA ADR(1)	11,610	172,176
MercadoLibre, Inc.	26,600	3,322,074
Pampa Energia SA ADR(1)	129,500	2,649,570
Petrobras Argentina SA ADR	439,508	2,830,432
Telecom Argentina SA ADR	225,602	4,223,269
YPF SA ADR	95,400	1,922,310

		$25,309,108

Bahrain — 0.8%
Ahli United Bank BSC	20,699,954	$12,507,795
Al Salam Bank-Bahrain BSC	17,929,031	4,506,729
GFH Financial Group BSC(1)	24,763,272	6,087,103
Ithmaar Bank BSC(1)	20,377,675	2,576,489

		$25,678,116

Bangladesh — 0.7%
ACI, Ltd.	49,719	$331,838
Aftab Automobiles, Ltd.	783,888	476,455
Al-Arafah Islami Bank, Ltd.	487,405	78,363
Bangladesh Export Import Co., Ltd.(1)	5,739,302	1,851,953
Bangladesh Submarine Cable Co., Ltd.(1)	257,800	331,959
Beximco Pharmaceuticals, Ltd.	435,710	449,292
BSRM Steels, Ltd.	1,504,500	1,736,401
City Bank, Ltd. (The)	2,460,541	678,202
CVO Petrochemical Refinery, Ltd.	88,500	282,870
Grameenphone, Ltd.	811,232	2,536,588
Heidelberger Cement Bangladesh, Ltd.	146,500	981,337
Islami Bank Bangladesh, Ltd.	933,267	262,383
Jamuna Oil Co., Ltd.	302,993	741,456
Khulna Power Co., Ltd.	959,467	864,501
Lankabangla Finance, Ltd.	1,191,549	487,583
Malek Spinning Mills, Ltd.	897,500	181,535
Meghna Petroleum, Ltd.	174,079	401,350
National Bank, Ltd.(1)	4,479,055	511,333
Olympic Industries, Ltd.	739,927	2,860,905
Orion Pharma, Ltd.	258,206	114,181
Padma Oil Co., Ltd.	195,600	479,901
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	153,448
Pubali Bank, Ltd.	1,878,791	408,928
Renata, Ltd.	47,129	747,697
Singer Bangladesh, Ltd.	142,500	252,472
Social Islami Bank, Ltd.	2,944,930	522,778
Southeast Bank, Ltd.	1,630,632	287,259
Square Pharmaceuticals, Ltd.	492,184	1,589,500
Summit Power, Ltd.	1,655,358	714,807
Titas Gas Transmission & Distribution Co., Ltd.	2,051,457	1,167,863
Unique Hotel & Resorts, Ltd.	1,020,672	540,095
United Airways Bangladesh, Ltd.(1)	6,170,401	364,546
United Commercial Bank, Ltd.	2,280,000	459,913

		$23,849,692

Security	Shares	Value
Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,137,465	$493,100
Botswana Insurance Holdings, Ltd.	575,111	870,020
First National Bank of Botswana, Ltd.	6,069,100	2,036,911
Letshego Holdings, Ltd.	14,102,614	3,531,660
Sechaba Breweries, Ltd.	905,550	2,432,846
Standard Chartered Bank Botswana, Ltd.	531,120	483,310

		$9,847,847

Brazil — 6.2%
AES Tiete Energia SA	171,300	$703,280
AMBEV SA	1,970,350	11,108,552
AMBEV SA ADR	141,760	792,438
B2W Cia Digital(1)	200,970	800,549
Banco Bradesco SA ADR, PFC Shares	78,704	587,918
Banco Bradesco SA, PFC Shares	714,644	5,381,778
Banco do Brasil SA	277,098	1,781,387
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	408,025
BB Seguridade Participacoes SA	168,700	1,471,542
BM&F Bovespa SA	347,751	1,737,112
BR Malls Participacoes SA	97,800	481,429
BR Properties SA	212,800	635,446
Bradespar SA, PFC Shares	121,000	297,992
Braskem SA, PFC Shares	89,760	640,723
BRF SA	288,140	4,121,971
CCR SA	1,194,700	5,620,483
Centrais Eletricas Brasileiras SA, PFC Shares	452,100	1,683,914
CETIP SA - Mercados Organizados	62,600	768,473
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	928,087
Cia de Saneamento Basico do Estado de Sao Paulo	359,260	2,757,713
Cia de Saneamento de Minas Gerais-COPASA	72,900	455,724
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	38,690	635,599
Cia Energetica de Minas Gerais SA, PFC Shares	801,155	1,595,671
Cia Energetica de Sao Paulo, Class B, PFC Shares	247,500	1,036,272
Cia Hering	299,100	1,222,751
Cia Paranaense de Energia-Copel, PFC Shares	114,300	940,854
Cia Siderurgica Nacional SA	510,600	1,950,799
Cielo SA	1,997,572	19,457,342
Contax Participacoes SA	1,215	4,610
Cosan SA Industria e Comercio	142,300	1,317,390
CPFL Energia SA(1)	728,310	4,203,519
Cyrela Brazil Realty SA Empreendimentos e Participacoes	320,100	955,856
Duratex SA	235,758	536,741
EcoRodovias Infraestrutura e Logistica SA	357,100	778,731
EDP-Energias do Brasil SA	245,500	913,688
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	525,340
Embraer SA	307,700	1,840,340
Embraer SA ADR	152,348	3,519,239
Equatorial Energia SA	188,000	2,325,367
Estacio Participacoes SA	384,300	1,326,348
Even Construtora e Incorporadora SA	341,400	363,313
Ez Tec Empreendimentos e Participacoes SA	196,843	955,812
Fibria Celulose SA	146,957	1,298,118
Fleury SA	152,100	1,104,734
Gafisa SA	745,400	502,821
Gerdau SA, PFC Shares	639,000	1,451,069
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	144,729
Hypermarcas SA	267,800	2,362,449
Iochpe Maxion SA	115,700	489,477
Itau Unibanco Holding SA ADR, PFC Shares	81,104	772,921
Itau Unibanco Holding SA, PFC Shares	532,173	5,086,146
Itausa-Investimentos Itau SA, PFC Shares	921,989	2,321,560
JBS SA	406,725	1,069,069

Security	Shares	Value
Klabin SA	170,600	$864,595
Klabin SA, PFC Shares	1,300,000	1,058,370
Kroton Educacional SA	1,286,036	4,786,294
Light SA	132,200	395,918
Localiza Rent a Car SA	224,780	2,156,790
Lojas Americanas SA, PFC Shares	785,433	3,660,825
Lojas Renner SA	619,700	3,742,435
Marcopolo SA, PFC Shares	1,222,300	838,738
Marfrig Global Foods SA(1)	287,155	541,873
Metalurgica Gerdau SA, PFC Shares	260,300	220,244
MRV Engenharia e Participacoes SA	343,500	1,200,515
Multiplus SA	60,200	664,270
Natura Cosmeticos SA	120,900	896,402
Odontoprev SA	968,900	2,946,774
Oi SA, PFC Shares	2,356,785	698,967
PDG Realty SA Empreendimentos e Participacoes(1)	292,042	289,558
Petroleo Brasileiro SA, PFC Shares	5,084,700	15,124,367
Prumo Logistica SA(1)	159,600	324,838
Qualicorp SA	618,200	2,678,253
Randon SA Implementos e Participacoes, PFC Shares	303,500	251,501
Rumo Logistica Operadora Multimodal SA(1)	314,419	391,281
Smiles SA	86,900	1,008,159
Suzano Papel e Celulose SA, PFC Shares	437,425	1,669,954
Telefonica Brasil SA, PFC Shares	1,355,726	16,697,987
Tim Participacoes SA	2,470,427	5,487,842
Totvs SA	306,690	2,514,693
Tractebel Energia SA	212,800	2,360,491
Transmissora Alianca de Energia Electrica SA	201,900	1,148,263
Ultrapar Participacoes SA	296,684	6,247,250
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	478,350	347,714
Vale SA, PFC Shares	2,626,240	12,019,195
Valid Solucoes SA	91,700	933,198
Via Varejo SA	259,400	462,346
Weg SA	980,640	4,328,303

		$205,131,414

Bulgaria — 0.0%(2)
CB First Investment Bank AD(1)	235,000	$246,400
Chimimport AD(1)	329,922	214,355
Corporate Commercial Bank AD(1)	10,400	1,224
MonBat AD	60,235	260,460
Petrol AD(1)	102,500	24,268
Sopharma AD(1)	354,600	562,814

		$1,309,521

Chile — 3.2%
AES Gener SA	1,904,140	$968,361
Aguas Andinas SA, Series A	2,726,600	1,582,701
Antarchile SA, Series A	215,131	2,238,658
Banco de Chile	27,221,427	2,972,757
Banco de Chile ADR	7,621	501,919
Banco de Credito e Inversiones	74,976	3,226,348
Banco Santander Chile	52,337,922	2,534,211
Banmedica SA	706,730	1,198,074
Besalco SA	1,307,600	449,078
Cap SA	196,612	699,343
Cencosud SA	2,375,307	6,399,946
Cia Cervecerias Unidas SA	306,026	3,435,338
Cia Sud Americana de Vapores SA(1)	14,510,741	306,391
Colbun SA	5,619,135	1,526,673
E.CL SA	548,992	954,769
Embotelladora Andina SA, Class B, PFC Shares	535,258	1,815,587
Empresa Nacional de Electricidad SA	2,564,627	2,387,325
Empresa Nacional de Telecomunicaciones SA	489,619	4,297,575

Security	Shares	Value
Empresas AquaChile SA(1)	336,541	$107,481
Empresas CMPC SA	2,641,020	5,972,201
Empresas COPEC SA	1,305,068	13,037,346
Endesa Americas SA(1)	2,564,627	1,211,053
Enersis Americas SA	14,024,447	2,418,231
Enersis Americas SA ADR	42,700	365,512
Enersis Chile SA(1)	14,024,447	1,710,508
Enersis Chile SA ADR(1)	42,700	271,999
Forus SA	132,100	398,694
Grupo Security SA	2,644,909	812,679
Inversiones Aguas Metropolitanas SA	386,815	626,468
Inversiones La Construccion SA	34,520	407,024
Itau CorpBanca	162,332,751	1,477,439
Latam Airlines Group SA(1)	581,137	4,140,505
Latam Airlines Group SA BDR(1)	28,260	186,359
Molibdenos y Metales SA	47,469	294,618
Parque Arauco SA	911,699	1,773,237
Quinenco SA	389,755	766,915
Ripley Corp. SA	1,779,400	873,978
S.A.C.I. Falabella	1,812,255	13,729,167
Salfacorp SA	1,726,600	1,223,039
Sigdo Koppers SA	1,121,831	1,579,147
Sociedad de Inversiones Pampa Calichera SA, Class A	43,000	27,206
Sociedad Matriz SAAM SA	6,242,812	484,741
Sociedad Quimica y Minera de Chile SA, Series B	212,340	4,551,004
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,400	1,216,472
Socovesa SA	850,705	187,994
Sonda SA	3,108,976	6,187,129
Vina Concha y Toro SA	1,133,915	1,900,457

		$105,433,657

China — 8.2%
Agile Property Holdings, Ltd.	1,096,000	$622,370
Agricultural Bank of China, Ltd., Class H	2,350,000	848,146
Air China, Ltd., Class H	1,960,000	1,483,884
Aluminum Corp. of China, Ltd., Class H(1)	4,984,000	1,666,403
Angang Steel Co., Ltd., Class H	1,994,000	937,898
Anhui Conch Cement Co., Ltd., Class H	1,319,000	3,475,654
ANTA Sports Products, Ltd.	658,000	1,676,076
Baidu, Inc. ADR(1)	39,700	7,713,710
Bank of China, Ltd., Class H	6,646,000	2,690,928
Bank of Communications, Ltd., Class H	2,468,900	1,556,067
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,688,356
Beijing Enterprises Holdings, Ltd.	309,500	1,620,120
Beijing Enterprises Water Group, Ltd.	2,070,000	1,234,621
Belle International Holdings, Ltd.	2,320,000	1,414,866
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,072,564
BYD Co., Ltd., Class H(1)	401,200	2,346,256
CGN Power Co., Ltd., Class H(3)	3,121,000	999,902
China Agri-Industries Holdings, Ltd.(1)	2,074,000	707,928
China Biologic Products, Inc.(1)	10,100	1,181,700
China Bluechemical, Ltd., Class H	1,270,000	295,538
China Cinda Asset Management Co., Ltd., Class H	1,495,000	489,559
China CITIC Bank Corp., Ltd., Class H(1)	840,000	527,887
China Coal Energy Co., Ltd., Class H	3,400,000	1,614,190
China Communications Construction Co., Ltd., Class H	1,612,000	1,934,940
China Communications Services Corp., Ltd., Class H	2,540,000	1,198,862
China Construction Bank Corp., Class H	7,369,630	4,680,651
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,048,792
China Dongxiang (Group) Co., Ltd.	4,257,000	882,229
China Everbright International, Ltd.	880,000	988,575
China Everbright, Ltd.	408,000	803,324
China Gas Holdings, Ltd.	814,000	1,177,294

Security	Shares	Value
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	$1,681,343
China International Marine Containers Co., Ltd., Class B	482,672	755,711
China Life Insurance Co., Ltd., Class H	584,000	1,345,277
China Longyuan Power Group Corp., Ltd., Class H	2,914,000	2,008,565
China Mengniu Dairy Co., Ltd.	1,920,000	3,246,952
China Merchants Bank Co., Ltd., Class H	497,524	1,091,166
China Merchants Holdings (International) Co., Ltd.	702,035	2,086,888
China Minsheng Banking Corp., Ltd., Class H	662,740	621,656
China Mobile, Ltd.	2,049,500	23,529,826
China National Building Material Co., Ltd., Class H	3,312,000	1,716,060
China Oilfield Services, Ltd., Class H	1,420,000	1,235,503
China Overseas Land & Investment, Ltd.	390,160	1,238,472
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	688,665
China Petroleum & Chemical Corp., Class H	14,838,300	10,475,227
China Pharmaceutical Group, Ltd.	1,824,000	1,614,090
China Railway Construction Corp., Ltd., Class H	1,393,500	1,773,331
China Railway Group, Ltd., Class H	2,179,000	1,724,742
China Resources Beer Holdings Co., Ltd.	842,000	1,845,886
China Resources Gas Group, Ltd.	830,000	2,348,767
China Resources Land, Ltd.	250,000	613,531
China Resources Power Holdings Co., Ltd.	1,591,600	2,684,728
China Shenhua Energy Co., Ltd., Class H	2,164,500	3,650,224
China Shineway Pharmaceutical Group, Ltd.	381,000	435,439
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	976,113
China Shipping Development Co., Ltd., Class H	1,702,000	1,210,708
China Southern Airlines Co., Ltd., Class H	2,200,000	1,379,493
China Taiping Insurance Holdings Co., Ltd.(1)	453,800	923,566
China Telecom Corp., Ltd., Class H	10,918,000	5,419,135
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,379,498
China Unicom (Hong Kong), Ltd.	4,340,372	5,079,485
China Vanke Co., Ltd., Class H	789,920	1,977,744
China Yurun Food Group, Ltd.(1)	1,776,000	302,768
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	1,902,606
CITIC, Ltd.	1,152,000	1,679,955
CNOOC, Ltd.	8,296,000	10,248,217
Cosco Pacific, Ltd.	1,516,000	1,612,156
Country Garden Holdings Co., Ltd.	3,785,631	1,488,838
Ctrip.com International, Ltd. ADR(1)	230,200	10,039,022
Datang International Power Generation Co., Ltd., Class H	3,414,000	969,892
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,148,422
Golden Eagle Retail Group, Ltd.	739,000	850,783
Great Wall Motor Co., Ltd., Class H	1,771,500	1,332,680
Guangdong Investment, Ltd.	2,262,000	3,194,082
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	2,203,519
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	677,057
Guangzhou R&F Properties Co., Ltd., Class H	516,800	722,014
Haier Electronics Group Co., Ltd.	161,000	270,404
Hengan International Group Co., Ltd.	541,000	4,847,257
Hengdeli Holdings, Ltd.	2,681,800	279,051
Huaneng Power International, Inc., Class H	3,474,000	2,482,309
iKang Healthcare Group, Inc. ADR(1)	19,000	408,120
Industrial & Commercial Bank of China, Ltd., Class H	5,073,000	2,716,089
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	537,829
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,519,857
Jiangxi Copper Co., Ltd., Class H	1,572,000	1,921,295
Kingboard Chemical Holdings, Ltd.	648,600	1,242,432
Kunlun Energy Co., Ltd.	2,206,000	1,915,024
Lee & Man Paper Manufacturing, Ltd.	1,220,000	802,759
Lenovo Group, Ltd.	3,494,000	2,750,633
Li Ning Co., Ltd.(1)	774,208	335,775
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	527,163
NetEase, Inc. ADR	14,000	1,969,800
New Oriental Education & Technology Group, Inc. ADR	80,200	3,140,632

Security	Shares	Value
Nine Dragons Paper Holdings, Ltd.	2,051,000	$1,466,967
PetroChina Co., Ltd., Class H	10,400,000	7,608,951
PICC Property & Casualty Co., Ltd., Class H	352,000	638,511
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	2,041,490
Poly Property Group Co., Ltd.	1,918,000	512,033
Semiconductor Manufacturing International Corp.(1)	23,397,000	1,893,369
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,800,000	1,080,585
Shanghai Electric Group Co., Ltd., Class H	2,414,000	1,009,087
Shanghai Industrial Holdings, Ltd.	304,000	694,272
Shimao Property Holdings, Ltd.	480,000	662,479
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	729,440
SINA Corp.(1)	22,900	1,147,061
Sino Biopharmaceutical, Ltd.	4,804,000	3,404,135
Sino-Ocean Land Holdings, Ltd.	1,219,000	546,663
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	4,155,000	2,043,464
Sinopharm Group Co., Ltd., Class H	1,156,400	4,942,725
Sohu.com, Inc.(1)	10,300	462,779
Sun Art Retail Group, Ltd.	1,476,000	1,107,901
Tencent Holdings, Ltd.	707,400	14,394,396
Tingyi (Cayman Islands) Holding Corp.	1,266,000	1,481,290
Tsingtao Brewery Co., Ltd., Class H	254,000	961,917
Want Want China Holdings, Ltd.	4,766,000	3,649,395
Weichai Power Co., Ltd., Class H	912,800	1,098,467
West China Cement, Ltd.	1,206,000	252,946
WH Group, Ltd.(1)(3)	925,500	748,741
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,326,228
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,249,496
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	985,063
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,434,449
Zhuzhou CRRC Times Electric Co., Ltd.	318,000	1,809,337
Zijin Mining Group Co., Ltd., Class H	6,290,000	2,090,310
ZTE Corp., Class H	876,903	1,364,280

		$269,213,748

Colombia — 1.7%
Almacenes Exito SA	465,190	$2,616,060
Avianca Holdings SA, PFC Shares	551,298	404,471
Banco Davivienda SA, PFC Shares	186,400	1,756,237
Banco de Bogota SA	98,407	2,175,622
Bancolombia SA	114,355	1,023,647
Bancolombia SA ADR, PFC Shares	149,600	5,788,024
Bolsa de Valores de Colombia	72,389,909	454,868
Celsia SA ESP	809,070	1,093,457
Cementos Argos SA	697,019	2,833,401
Cementos Argos SA, PFC Shares	307,566	1,150,934
Cemex Latam Holdings SA(1)	372,500	1,707,750
Corporacion Financiera Colombiana SA	113,450	1,536,461
Corporacion Financiera Colombiana SA-ND(1)	1,559	21,118
Ecopetrol SA	12,707,769	6,312,197
Empresa de Energia de Bogota SA	5,363,581	3,483,224
Empresa de Telecommunicaciones de Bogota SA	2,532,380	542,267
Grupo Argos SA	453,128	2,990,429
Grupo Argos SA, PFC Shares	108,995	669,575
Grupo Aval Acciones y Valores SA	3,145,485	1,336,066
Grupo Aval Acciones y Valores SA, PFC Shares	6,098,800	2,547,688
Grupo de Inversiones Suramericana SA	325,070	4,393,316
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	645,190
Grupo Nutresa SA	582,655	5,317,893
Grupo Odinsa SA(1)	74,829	217,367
Interconexion Electrica SA	901,290	2,752,572
ISAGEN SA ESP	2,296,200	3,308,855

		$57,078,689

Security	Shares	Value
Croatia — 0.8%
AD Plastik DD	35,190	$537,483
Adris Grupa DD, PFC Shares	65,185	3,924,748
Atlantic Grupa DD	1,465	182,102
Atlantska Plovidba DD(1)	22,867	445,875
Dalekovod DD(1)	85,850	152,028
Ericsson Nikola Tesla DD	6,740	1,111,401
Hrvatski Telekom DD	319,450	7,037,227
INA Industrija Nafte DD	900	365,487
Koncar-Elektroindustrija DD	16,342	1,607,292
Kras DD	4,381	346,120
Ledo DD	1,293	1,962,685
Petrokemija DD(1)	17,383	28,059
Podravka Prehrambena Industrija DD(1)	24,326	1,220,433
Privredna Banka Zagreb DD	3,177	278,545
Valamar Riviera DD	1,138,890	4,254,183
Zagrebacka Banka DD	194,885	1,246,965

		$24,700,633

Czech Republic — 1.1%
CEZ AS	740,160	$14,454,383
Fortuna Entertainment Group NV(1)	70,867	263,517
Komercni Banka AS	67,019	13,783,815
Pegas Nonwovens SA	96,614	3,396,299
Philip Morris CR AS	6,677	3,504,503
Unipetrol AS(1)	209,352	1,693,832

		$37,096,349

Egypt — 1.4%
Alexandria Mineral Oils Co.	154,593	$478,324
Arab Cotton Ginning(1)	1,993,380	680,322
Citadel Capital SAE(1)	2,280,400	378,785
Commercial International Bank Egypt SAE	2,349,243	12,160,857
Eastern Tobacco	269,212	5,604,936
Egypt Kuwait Holding Co. SAE	1,862,146	854,798
Egyptian Financial Group-Hermes Holding Co.(1)	1,981,023	2,249,268
Egyptian Resorts Co.(1)	4,721,950	482,785
El Ezz Aldekhela Steel Alexandria(1)	4,000	115,669
ElSewedy Electric Co.	529,606	2,740,636
Ezz Steel(1)	1,265,460	1,258,569
Global Telecom Holding SAE(1)	12,928,866	4,283,481
Juhayna Food Industries	4,185,624	3,406,047
Maridive & Oil Services SAE(1)	2,013,484	561,830
Misr Beni-Suef Cement Co.	69,150	186,517
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	1,851,731
Oriental Weavers Co.	936,875	708,783
Palm Hills Developments SAE	3,395,160	1,003,507
Pioneers Holding(1)	761,635	853,670
QNB Alahli Bank SAE(1)	188,845	733,773
Sidi Kerir Petrochemicals Co.	1,365,164	1,981,636
Six of October Development & Investment Co.(1)	382,178	465,608
South Valley Cement(1)	704,261	372,029
Talaat Moustafa Group	2,277,606	1,716,542
Telecom Egypt	1,949,337	1,704,273

		$46,834,376

Estonia — 0.2%
AS Merko Ehitus	50,618	$527,771
AS Tallink Grupp	3,623,652	4,107,585
AS Tallinna Kaubamaja Grupp	137,340	1,079,075
AS Tallinna Vesi	58,790	995,909
Nordecon AS	145,374	179,935
Olympic Entertainment Group AS	503,790	1,119,038

		$8,009,313

Security	Shares	Value
Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$10,807
CAL Bank, Ltd.	1,805,732	406,352
Ghana Commercial Bank, Ltd.	1,626,918	1,291,688
Produce Buying Co., Ltd.(1)	582,428	10,699
Standard Chartered Bank of Ghana, Ltd.	171,500	679,111

		$2,398,657

Greece — 1.6%
Aegean Airlines SA	78,939	$724,252
Aegean Marine Petroleum Network, Inc.	91,225	733,449
Alpha Bank AE(1)	994,698	2,161,323
Athens Water Supply & Sewage Co. SA (The)	208,817	1,100,644
Costamare, Inc.	180,319	1,749,094
Diana Shipping, Inc.(1)	458,990	1,588,105
DryShips, Inc.(1)	70,488	282,657
Ellaktor SA(1)	552,350	805,575
Eurobank Ergasias SA(1)	668,793	564,348
FF Group	68,510	1,410,884
GasLog, Ltd.	133,755	1,713,402
GEK Terna Holding Real Estate Construction SA(1)	464,739	910,659
Grivalia Properties REIC AE	14,830	127,552
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,315,343
Hellenic Petroleum SA(1)	248,848	1,100,077
Hellenic Telecommunications Organization SA	852,642	8,300,771
Intralot SA(1)	418,837	489,550
JUMBO SA(1)	192,931	2,527,039
Marfin Investment Group Holdings SA(1)	1,854,199	297,640
Metka SA	71,242	545,119
Motor Oil (Hellas) Corinth Refineries SA	169,674	1,937,409
Mytilineos Holdings SA	413,446	1,660,124
National Bank of Greece SA(1)	9,050,198	2,703,430
Navios Maritime Acquisition Corp.	202,800	391,404
Navios Maritime Holdings, Inc.	632,986	740,594
OPAP SA	420,506	3,178,803
Public Power Corp. SA	1,261,526	4,189,606
Safe Bulkers, Inc.	301,650	374,046
StealthGas, Inc.(1)	122,975	480,832
Terna Energy SA	112,955	357,698
Titan Cement Co. SA	241,081	5,499,457
Tsakos Energy Navigation, Ltd.	188,400	1,198,224
Viohalco SA(1)	223,488	292,001

		$51,451,111

Hungary — 2.1%
Magyar Telekom Telecommunications PLC(1)	5,190,500	$9,015,655
MOL Hungarian Oil & Gas Rt.	280,600	17,144,947
OTP Bank PLC	854,630	22,645,198
Richter Gedeon Nyrt.	959,700	19,064,997

		$67,870,797

India — 5.6%
ABB India, Ltd.	19,900	$386,455
ACC, Ltd.	45,970	997,111
Adani Enterprises, Ltd.	180,900	234,647
Adani Ports and Special Economic Zone, Ltd.	1,184,852	4,237,066
Adani Power, Ltd.(1)	556,250	266,956
Adani Transmission, Ltd.(1)	299,124	141,934
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	204,373
Aditya Birla Nuvo, Ltd.	17,702	227,618
Ambuja Cements, Ltd.	522,500	1,736,187
Asian Paints, Ltd.	249,700	3,263,684
Axis Bank, Ltd.	240,800	1,706,135
Bajaj Auto, Ltd.	59,560	2,229,072

Security	Shares	Value
Bank of Baroda	262,300	$621,018
Bank of India	247,400	343,314
Bharat Forge, Ltd.	63,650	764,827
Bharat Heavy Electricals, Ltd.	659,700	1,244,158
Bharat Petroleum Corp., Ltd.	111,300	1,639,964
Bharti Airtel, Ltd.	2,225,936	12,193,532
Biocon, Ltd.	101,600	896,450
Cairn India, Ltd.	423,700	930,124
Canara Bank, Ltd.	127,831	394,748
Cipla, Ltd.	287,310	2,323,875
Coal India, Ltd.	402,200	1,750,372
Colgate-Palmolive (India), Ltd.	89,800	1,139,379
Container Corp. of India, Ltd.	54,240	1,105,288
Crompton Greaves Consumer Electricals, Ltd.(1)	213,600	469,604
Crompton Greaves, Ltd.(1)	213,600	184,916
Cummins India, Ltd.	49,900	663,672
Dabur India, Ltd.	504,400	2,087,377
Divi’s Laboratories, Ltd.	93,600	1,478,140
DLF, Ltd.	88,900	173,403
Dr. Reddy’s Laboratories, Ltd.	56,020	2,584,237
GAIL (India), Ltd.	585,050	3,156,472
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	487,028
Glenmark Pharmaceuticals, Ltd.	125,460	1,563,141
GMR Infrastructure, Ltd.(1)	1,721,400	328,629
Grasim Industries, Ltd.	8,158	528,965
Gujarat State Petronet, Ltd.	383,800	796,769
HCL Technologies, Ltd.	156,435	1,765,921
HDFC Bank, Ltd.	205,873	4,185,265
Hero MotoCorp, Ltd.	60,900	2,658,560
Hindalco Industries, Ltd.	515,910	745,620
Hindustan Petroleum Corp., Ltd.	67,064	842,220
Hindustan Unilever, Ltd.	491,400	6,434,280
Hindustan Zinc, Ltd.	148,400	384,502
Housing Development Finance Corp., Ltd.	226,061	3,709,783
ICICI Bank, Ltd.	516,934	1,832,722
IDBI Bank, Ltd.	367,000	381,538
Idea Cellular, Ltd.	1,816,900	3,246,688
IDFC Bank, Ltd.(1)	260,034	186,000
IDFC, Ltd.	260,034	188,929
IFCI, Ltd.	1,152,200	439,390
Indiabulls Housing Finance, Ltd.	40,115	421,012
Indiabulls Real Estate, Ltd.(1)	91,200	92,721
Indian Hotels Co., Ltd.(1)	164,280	259,830
Indian Oil Corp., Ltd.	158,900	1,033,906
Infosys, Ltd.	523,468	9,507,851
ITC, Ltd.	1,313,460	6,443,159
Jindal Steel & Power, Ltd.(1)	268,800	280,426
JSW Steel, Ltd.	135,800	2,803,846
Kotak Mahindra Bank, Ltd.	110,900	1,195,446
Larsen & Toubro, Ltd.	253,560	4,774,491
LIC Housing Finance, Ltd.	49,663	345,781
Lupin, Ltd.	80,300	1,937,830
Mahindra & Mahindra, Ltd.	105,760	2,118,771
Maruti Suzuki India, Ltd.	67,750	3,867,421
Nestle India, Ltd.	11,930	1,026,751
NMDC, Ltd.	86,003	123,332
NTPC, Ltd.	2,533,900	5,323,006
Oil & Natural Gas Corp., Ltd.	886,393	2,901,228
Oracle Financial Services Software, Ltd.	16,500	895,929
Piramal Enterprises, Ltd.	76,807	1,395,083
Power Grid Corporation of India, Ltd.	2,181,400	4,709,889
Reliance Capital, Ltd.	36,735	224,595

Security	Shares	Value
Reliance Communications, Ltd.(1)	1,412,060	$1,187,923
Reliance Industries, Ltd.	659,348	9,729,593
Reliance Infrastructure, Ltd.	227,600	1,842,161
Reliance Power, Ltd.	1,400,250	1,069,812
Siemens, Ltd.	47,180	803,227
State Bank of India	315,179	894,938
Steel Authority of India, Ltd.	513,200	364,633
Sun Pharmaceutical Industries, Ltd.	498,368	6,095,086
Sun TV Network, Ltd.	147,473	825,320
Suzlon Energy, Ltd.(1)	2,099,450	475,001
Tata Communications, Ltd.	127,400	788,615
Tata Consultancy Services, Ltd.	130,227	4,981,523
Tata Global Beverages, Ltd.	279,500	505,019
Tata Motors, Ltd.(1)	362,950	2,220,767
Tata Power Co., Ltd.	1,776,918	1,877,401
Tata Steel, Ltd.	149,296	791,910
Tech Mahindra, Ltd.	160,844	1,172,696
Titan Co., Ltd.	234,100	1,252,888
UltraTech Cement, Ltd.	58,600	2,785,534
Unitech, Ltd.(1)	2,836,900	204,636
United Spirits, Ltd.(1)	29,285	1,045,713
UPL, Ltd.	180,700	1,467,523
Vedanta, Ltd.	790,212	1,233,637
Voltas, Ltd.	296,300	1,310,824
Wipro, Ltd.	180,609	1,502,258
Yes Bank, Ltd.	55,200	780,853
Zee Entertainment Enterprises, Ltd.	373,114	2,331,309

		$183,705,162

Indonesia — 2.9%
Adaro Energy Tbk PT	58,139,500	$3,204,651
AKR Corporindo Tbk PT	4,864,500	2,389,577
Aneka Tambang Persero Tbk PT(1)	10,251,500	589,761
Astra Argo Lestari Tbk PT	775,000	944,184
Astra International Tbk PT	16,851,600	8,551,420
Bank Central Asia Tbk PT	3,929,800	3,878,319
Bank Danamon Indonesia Tbk PT	4,253,203	1,059,597
Bank Mandiri Tbk PT	2,275,500	1,654,116
Bank Negara Indonesia Persero Tbk PT	2,929,100	1,014,149
Bank Pan Indonesia Tbk PT(1)	4,945,000	293,651
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,700,500	547,579
Bank Rakyat Indonesia Tbk PT	2,939,900	2,297,489
Bank Tabungan Negara Tbk PT	2,513,500	334,250
Berlian Laju Tanker Tbk PT(1)(4)	7,544,500	0
Bumi Resources Tbk PT(1)	37,563,000	142,381
Bumi Serpong Damai Tbk PT	3,215,100	448,829
Charoen Pokphand Indonesia Tbk PT	7,836,500	2,198,644
Energi Mega Persada Tbk PT(1)	64,369,200	243,879
Gudang Garam Tbk PT	486,000	2,546,875
Hanson International Tbk PT(1)	27,294,700	1,673,942
Harum Energy Tbk PT(1)	2,626,500	180,096
Holcim Indonesia Tbk PT	3,029,000	237,280
Indo Tambangraya Megah Tbk PT	1,624,800	958,811
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,627,640
Indofood Sukses Makmur Tbk PT	4,564,300	2,453,286
Indosat Tbk PT(1)	2,794,500	1,419,538
Jasa Marga (Persero) Tbk PT	3,198,000	1,317,746
Kalbe Farma Tbk PT	69,134,000	7,188,441
Lippo Karawaci Tbk PT	8,604,800	661,144
Matahari Department Store Tbk PT	686,300	984,060
Matahari Putra Prima Tbk PT	7,240,000	807,243
Medco Energi Internasional Tbk PT	4,497,500	569,845

Security	Shares	Value
Media Nusantara Citra Tbk PT	3,201,000	$567,305
Mitra Keluarga Karyasehat Tbk PT	3,345,900	672,253
MNC Investama Tbk PT	49,042,500	627,143
Pembangunan Perumahan Persero Tbk PT	8,311,000	2,303,478
Perusahaan Gas Negara Persero Tbk PT	31,781,800	6,280,343
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	832,584
Semen Indonesia Persero Tbk PT	5,479,200	4,095,609
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	541,863
Siloam International Hospitals Tbk PT	2,296,600	1,470,518
Sugih Energy Tbk PT(1)	50,181,300	1,312,069
Surya Semesta Internusa Tbk PT	14,275,000	744,311
Tambang Batubara Bukit Asam Tbk PT	3,036,700	1,615,317
Telekomunikasi Indonesia Tbk PT	36,636,100	9,829,203
Tower Bersama Infrastructure Tbk PT(1)	2,871,000	1,286,371
Trada Maritime Tbk PT(1)	10,350,500	39,242
Unilever Indonesia Tbk PT	1,065,900	3,433,021
United Tractors Tbk PT	3,399,983	3,848,864
Vale Indonesia Tbk PT(1)	5,222,500	733,578
Wijaya Karya Beton Tbk PT	3,158,200	230,327
Wijaya Karya Persero Tbk PT	6,522,800	1,306,568
XL Axiata Tbk PT(1)	3,616,600	963,762

		$97,152,152

Jordan — 0.7%
Al Eqbal Co. for Investment PLC	58,619	$1,998,880
Alia The Royal Jordanian Airlines PLC(1)	249,829	259,932
Arab Bank PLC	925,830	7,652,283
Arab Potash Co. PLC	85,671	2,080,165
Bank of Jordan	214,422	918,015
Cairo Amman Bank	278,672	895,534
Capital Bank of Jordan	406,376	525,613
Jordan Ahli Bank	678,162	1,147,310
Jordan Dubai Islamic Bank	301,685	543,758
Jordan Islamic Bank	227,438	1,074,754
Jordan Petroleum Refinery	370,048	2,411,244
Jordan Phosphate Mines(1)	128,271	801,952
Jordan Steel(1)	342,095	241,218
Jordan Telecommunications Co.	120,380	395,105
Jordanian Electric Power Co.	415,164	1,424,244
Union Investment Corp. PLC(1)	99,181	165,901

		$22,535,908

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	1,020,429	$3,672,824
KAZ Minerals PLC(1)	3,744,829	9,388,512
Kazkommertsbank JSC GDR(1)(5)	360,501	540,506
KazMunaiGas Exploration Production GDR(5)	1,032,444	6,940,466
Kcell JSC GDR(5)	864,603	2,507,321
Nostrum Oil & Gas PLC	340,501	1,493,604

		$24,543,233

Kenya — 0.7%
ARM Cement, Ltd.	1,653,600	$604,811
Bamburi Cement Co., Ltd.	564,900	1,036,213
Barclays Bank of Kenya, Ltd.	9,494,460	1,030,159
British American Tobacco Kenya, Ltd.	52,000	434,663
Co-operative Bank of Kenya, Ltd. (The)	6,372,864	1,225,386
East African Breweries, Ltd.	1,825,380	5,413,468
Equity Group Holdings, Ltd.	6,957,100	2,769,765
KCB Group, Ltd.	7,773,320	3,150,400
KenolKobil, Ltd.	5,013,500	512,191
Kenya Airways, Ltd.(1)	218,900	9,363

Security	Shares	Value
Kenya Electricity Generating Co., Ltd.	983,900	$82,953
Kenya Power & Lighting, Ltd.	7,482,654	853,085
Nation Media Group, Ltd.	518,384	873,423
Safaricom, Ltd.	33,072,172	5,562,239
Standard Chartered Bank Kenya, Ltd.	219,542	420,437

		$23,978,556

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	2,516,732	$4,233,866
Ahli United Bank	403,540	561,679
Al Ahli Bank of Kuwait KSCP	716,003	792,665
Al Safat Energy Holding Co. KSC(1)(4)	1,880,000	81,008
ALAFCO Aviation Lease and Finance Co. KSCP	987,277	692,462
Boubyan Bank KSCP	589,247	806,091
Boubyan Petrochemicals Co.	1,996,843	3,433,921
Burgan Bank SAK	777,600	885,438
Combined Group Contracting Co. KSC	123,210	322,625
Commercial Bank of Kuwait KSCP	429,459	630,801
Commercial Real Estate Co. KSCC	2,296,205	569,112
Gulf Bank	1,603,698	1,272,237
Gulf Cable & Electrical Industries Co. KSCP(1)	424,072	518,575
Gulf National Holding Co.	595,984	0
Jazeera Airways Co. KSC	299,261	880,758
Kuwait Cement Co.	533,870	668,643
Kuwait Finance House KSCP	2,493,416	4,027,243
Kuwait Food Co. (Americana) SAK	448,108	3,588,842
Kuwait International Bank	974,124	631,179
Kuwait Pipes Industries & Oil Services Co.(1)(4)	1,188,500	0
Kuwait Portland Cement Co. KSC	267,750	900,063
Kuwait Projects Co. Holdings KSC	573,712	1,043,334
Kuwait Real Estate Co. KSC	2,762,965	474,384
Mabanee Co. SAK	459,017	1,306,580
Mezzan Holding Co. KSCC	239,238	947,026
Mobile Telecommunications Co.	7,829,989	9,049,931
National Bank of Kuwait SAK	2,533,953	5,569,699
National Industries Group Holding SAK	2,840,456	1,253,133
National Investment Co.	959,100	347,889
National Ranges Co. KPSC(1)	2,219,111	166,981
National Real Estate Co. KPSC(1)	821,100	248,959
Qurain Petrochemical Industries Co. KSC	2,293,006	1,611,564
Sultan Center Food Products Co.(1)	3,421,833	705,292
Warba Bank KSCP(1)	568,500	330,301

		$48,552,281

Latvia — 0.0%(2)
Grindeks	42,000	$228,749
Latvian Shipping Co.(1)	405,000	236,344

		$465,093

Lebanon — 0.1%
Solidere GDR(5)	327,362	$3,368,946
Solidere, Class A	88,066	885,687
Solidere, Class B	1,760	17,594

		$4,272,227

Lithuania — 0.1%
Apranga PVA	278,536	$833,003
Energijos Skirstymo Operatorius AB	128,934	126,901
Klaipedos Nafta AB	1,345,900	729,800
Pieno Zvaigzdes	104,200	165,883
Rokiskio Suris(1)	122,500	198,269
Siauliu Bankas	1,139,077	398,872

		$2,452,728

Security	Shares	Value
Malaysia — 3.1%
Aeon Co. (M) Bhd	661,200	$476,891
Airasia Bhd	1,228,200	596,204
Alliance Financial Group Bhd	560,300	573,691
AMMB Holdings Bhd	887,900	1,028,341
Astro Malaysia Holdings Bhd	979,300	692,657
Axiata Group Bhd	2,706,750	3,909,660
Batu Kawan Bhd	136,300	627,547
Berjaya Corp. Bhd	2,029,700	199,631
Berjaya Sports Toto Bhd	830,250	646,152
Boustead Holdings Bhd	596,210	593,372
British American Tobacco Malaysia Bhd	109,700	1,287,482
Bumi Armada Bhd(1)	3,133,350	632,655
Bursa Malaysia Bhd	344,900	741,979
CIMB Group Holdings Bhd	892,200	1,064,627
Dialog Group Bhd	4,115,014	1,672,240
Digi.com Bhd	1,873,500	2,108,293
Felda Global Ventures Holdings Bhd	1,358,400	503,266
Gamuda Bhd	1,699,000	2,064,594
Genting Bhd	1,448,500	3,274,535
Genting Malaysia Bhd	2,155,600	2,462,917
Genting Plantations Bhd	261,700	716,677
Hartalega Holdings Bhd	118,600	130,236
Hong Leong Bank Bhd	382,900	1,317,992
Hong Leong Financial Group Bhd	276,000	1,054,015
IHH Healthcare Bhd	4,325,800	7,246,524
IJM Corp. Bhd	2,147,680	1,895,437
IOI Corp. Bhd	2,439,818	2,754,605
IOI Properties Group Bhd	1,044,058	646,118
KLCCP Stapled Group	399,100	735,917
KNM Group Bhd(1)	5,003,150	605,799
Kuala Lumpur Kepong Bhd	358,700	2,194,284
Kulim (Malaysia) Bhd(1)	860,000	871,792
Lafarge Malaysia Bhd	942,950	2,112,949
Magnum Bhd	940,340	584,720
Malayan Banking Bhd	1,117,087	2,550,323
Malaysia Airports Holdings Bhd	342,800	587,690
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	211,529
Malaysian Resources Corp. Bhd	761,400	235,252
Maxis Bhd	1,737,900	2,486,904
Media Prima Bhd	575,000	207,324
MISC Bhd	482,400	1,042,748
MMC Corp. Bhd	1,217,800	654,936
Nestle Malaysia Bhd	12,300	235,967
Parkson Holdings Bhd(1)	958,655	223,133
Petronas Chemicals Group Bhd	4,123,000	7,079,477
Petronas Dagangan Bhd	507,500	3,096,577
Petronas Gas Bhd	378,800	2,129,742
PPB Group Bhd	404,100	1,670,820
Press Metal Bhd	1,469,400	1,102,085
Public Bank Bhd	461,120	2,205,739
RHB Capital Bhd	733,900	1,148,690
Sapurakencana Petroleum Bhd	5,340,168	2,247,496
Silverlake Axis, Ltd.	703,200	294,824
Sime Darby Bhd	2,271,939	4,471,612
Sunway Bhd	304,600	244,057
Supermax Corp. Bhd	1,732,700	1,152,493
TA Enterprise Bhd	1,323,000	186,057
Telekom Malaysia Bhd	1,249,900	2,127,113
Tenaga Nasional Bhd	2,265,225	8,321,234
Top Glove Corp. Bhd	1,427,800	1,811,607

Security	Shares	Value
UEM Sunrise Bhd	1,683,050	$438,042
UMW Holdings Bhd	448,400	752,174
UMW Oil & Gas Corp. Bhd(1)	549,700	131,080
Unisem (M) Bhd	2,784,300	1,573,977
Wah Seong Corp. Bhd	445,076	85,891
WCT Holdings Bhd	730,311	305,987
YTL Corp. Bhd	2,863,465	1,142,778
YTL Power International Bhd	1,883,197	722,610

		$100,901,767

Mauritius — 0.7%
Alteo, Ltd.	637,758	$500,192
CIEL, Ltd.	1,576,086	280,536
CIM Financial Services, Ltd.	4,584,801	957,263
LUX Island Resorts, Ltd.	947,976	1,609,396
MCB Group, Ltd.	1,740,289	10,473,322
New Mauritius Hotels, Ltd.	4,523,858	2,791,638
Phoenix Beverages, Ltd.	7,498	76,463
Rogers & Co., Ltd.	2,210,770	1,724,945
SBM Holdings, Ltd.	181,618,824	3,309,321
Sun, Ltd., Class A(1)	449,032	439,081
Terra Mauricia, Ltd.	910,456	794,593
United Basalt Products, Ltd.	371,540	875,661

		$23,832,411

Mexico — 6.0%
Alfa SAB de CV, Series A	6,232,872	$11,723,327
Alsea SAB de CV	694,800	2,663,353
America Movil SAB de CV ADR, Series L	528,801	7,487,822
America Movil SAB de CV, Series L	27,725,350	19,628,110
Arca Continental SAB de CV	490,380	3,382,707
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,493,545
Cemex SAB de CV ADR(1)	1,109,613	8,266,620
Cemex SAB de CV, Series CPO(1)	9,117,399	6,772,609
Coca-Cola Femsa SAB de CV, Series L	319,500	2,785,398
El Puerto de Liverpool SAB de CV	107,300	1,219,397
Empresas ICA SAB de CV(1)	2,747,100	587,593
Fibra Uno Administracion SA de CV	2,054,090	4,879,533
Fomento Economico Mexicano SAB de CV ADR	16,100	1,500,681
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	11,092,649
Genomma Lab Internacional SAB de CV(1)	2,778,500	3,052,294
Gentera SAB de CV	2,669,400	5,297,017
Grupo Aeroportuario del Pacifico SAB de CV, Class B	498,387	4,705,877
Grupo Aeroportuario del Sureste SAB de CV, Class B	249,115	3,836,492
Grupo Bimbo SAB de CV, Series A	1,632,945	4,972,492
Grupo Carso SAB de CV, Series A1	1,017,000	4,898,605
Grupo Elektra SAB de CV	98,898	1,859,585
Grupo Financiero Banorte SAB de CV, Class O	2,178,600	12,386,805
Grupo Financiero Inbursa SAB de CV, Class O	4,335,500	8,497,299
Grupo Mexico SAB de CV, Series B	4,508,679	11,467,818
Grupo Sanborns SAB de CV	226,889	313,471
Grupo Simec SA de CV, Series B(1)	133,800	445,854
Grupo Televisa SAB ADR	431,500	12,612,745
Grupo Televisa SAB, Series CPO	1,550,600	9,039,718
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	1,430,156
Industrias CH SAB de CV, Series B(1)	225,500	939,242
Industrias Penoles SAB de CV	188,600	2,946,517
Infraestructura Energetica Nova SAB de CV	180,000	702,124
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,899,074
Mexichem SAB de CV	1,483,316	3,746,947
Minera Frisco SAB de CV(1)	714,800	512,273
OHL Mexico SAB de CV(1)	438,300	720,197

Security	Shares	Value
Organizacion Soriana SAB de CV, Class B(1)	120,000	$288,829
Promotora y Operadora de Infraestructura SAB de CV	434,500	5,508,325
Telesites SAB de CV(1)	1,386,268	854,097
Ternium SA ADR	46,000	938,860
TV Azteca SAB de CV, Series CPO	1,240,300	170,856
Urbi Desarrollos Urbanos SAB de CV(1)(4)	2,260,600	0
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	7,792,353

		$197,319,266

Morocco — 0.8%
Attijariwafa Bank	104,575	$3,902,794
Banque Centrale Populaire	95,621	2,289,017
BMCE Bank	71,129	1,594,836
Cosumar	44,000	875,491
Delta Holding SA	52,900	129,828
Douja Promotion Groupe Addoha SA	252,635	1,026,161
Holcim Maroc SA	12,317	2,855,998
Label Vie	3,100	337,561
Lesieur Cristal SA	53,800	724,883
Managem	9,862	844,674
Maroc Telecom	519,315	7,163,615
Samir(1)(4)	15,717	0
Societe Lafarge Ciments SA	18,510	3,883,038
Taqa Morocco	17,898	1,283,427

		$26,911,323

Nigeria — 0.7%
Access Bank PLC	26,850,917	$542,577
Afriland Properties PLC(1)(4)	1,169,236	0
Dangote Cement PLC	4,601,375	3,860,815
Dangote Sugar Refinery PLC	5,586,250	163,484
Diamond Bank PLC	16,654,000	114,913
Ecobank Transnational, Inc.(1)	14,145,874	1,064,061
FBN Holdings PLC	40,511,481	736,274
FCMB Group PLC	14,697,603	72,922
Fidelity Bank PLC	22,430,824	130,474
Flour Mills of Nigeria PLC	2,057,956	211,674
Forte Oil PLC	1,622,126	1,754,212
Guaranty Trust Bank PLC	28,968,558	2,424,690
Guiness Nigeria PLC	956,691	440,476
Lafarge Africa PLC	4,634,656	1,583,321
Lekoil, Ltd.(1)	2,651,411	676,137
Nestle Nigeria PLC	413,429	1,277,709
Nigerian Breweries PLC	4,747,707	2,774,335
Oando PLC(1)	27,394,906	621,513
PZ Cussons Nigeria PLC	2,100,282	225,104
SEPLAT Petroleum Development Co. PLC(3)	996,758	1,510,499
Skye Bank PLC(1)	16,828,665	84,129
Stanbic IBTC Holdings PLC	1,977,675	139,266
Transnational Corp. of Nigeria PLC	19,112,836	94,846
UAC of Nigeria PLC	4,651,935	419,345
Unilever Nigeria PLC	2,740,833	442,220
United Bank for Africa PLC	29,618,308	507,780
Zenith Bank PLC	31,763,724	2,018,935

		$23,891,711

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	1,033,027	$718,521
Bank Dhofar SAOG	2,210,437	1,457,315
Bank Muscat SAOG	3,430,194	3,624,380
Bank Sohar SAOG	4,530,687	2,076,068
Dhofar International Development & Investment Holding SAOG	339,824	372,343

Security	Shares	Value
HSBC Bank Oman SAOG	1,422,114	$448,406
National Bank of Oman SAOG	1,925,343	1,276,992
Oman Cables Industry SAOG	93,600	430,701
Oman Cement Co. SAOG	951,260	1,208,447
Oman Flour Mills Co. SAOG	561,100	846,500
Oman Telecommunications Co. SAOG	1,151,313	4,810,031
Omani Qatari Telecommunications Co. SAOG	1,183,219	2,324,954
Ominvest	1,807,966	2,582,717
Phoenix Power Co. SAOG	2,000,000	779,556
Raysut Cement Co. SAOG	806,123	2,460,405
Renaissance Services SAOG	2,280,925	1,434,587
Sembcorp Salalah Power & Water Co.	1,120,000	734,034

		$27,585,957

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	415,744	$219,718
Bank Alfalah, Ltd.	1,414,538	340,496
D.G. Khan Cement Co., Ltd.	503,732	839,657
Engro Corp., Ltd.	465,287	1,384,456
Engro Fertilizers, Ltd.	234,528	156,118
Engro Foods, Ltd.(1)	1,210,400	1,792,138
Fauji Fertilizer Bin Qasim, Ltd.	362,000	186,516
Fauji Fertilizer Co., Ltd.	1,165,210	1,189,277
Habib Bank, Ltd.	291,617	524,865
Hub Power Co., Ltd.	3,703,800	3,820,375
Kot Addu Power Co., Ltd.	875,900	631,734
Lucky Cement, Ltd.	328,200	1,727,922
MCB Bank, Ltd.	1,550,730	3,133,278
Millat Tractors, Ltd.	139,790	695,126
National Bank of Pakistan	803,040	425,828
Nishat Mills, Ltd.	1,142,810	1,164,093
Oil & Gas Development Co., Ltd.	986,391	1,232,678
Pakistan Oil Fields, Ltd.	211,100	643,651
Pakistan Petroleum, Ltd.	910,577	1,265,823
Pakistan State Oil Co., Ltd.	357,320	1,205,904
Pakistan Telecommunication Co., Ltd.	3,306,700	450,553
SUI Southern Gas Co., Ltd.(1)	1,091,500	296,546
United Bank, Ltd.	564,045	882,860

		$24,209,612

Panama — 0.3%
Copa Holdings SA, Class A	142,654	$9,094,193

		$9,094,193

Peru — 1.7%
Alicorp SAA	3,848,309	$7,297,427
Banco Continental SA	626,601	696,139
Casa Grande SAA(1)	99,420	236,037
Cementos Pacasmayo SAA	241,600	437,548
Cia de Minas Buenaventura SA ADR(1)	385,680	3,914,652
Cia Minera Milpo SA	676,862	523,294
Credicorp, Ltd.	123,294	17,929,413
Edegel SA	2,160,876	1,703,497
Empresa de Distribucion Electrica de Lima Norte SAA	108,248	193,076
Energia Peru SA	120,072	319,788
Ferreycorp SAA	6,227,411	3,260,226
Grana y Montero SAA	1,821,020	2,538,586
Intercorp Financial Services, Inc.	66,690	1,900,665
Luz del Sur SAA	548,126	1,743,446
Minsur SA	1,961,259	770,081
Sociedad Minera Cerro Verde SAA(1)	44,121	874,037
Southern Copper Corp.	347,127	10,299,258

Security	Shares	Value
Union Andina de Cementos SAA	1,014,000	$879,619
Volcan Cia Minera SAA, Class B	5,911,333	1,133,542

		$56,650,331

Philippines — 2.9%
Aboitiz Equity Ventures, Inc.	2,738,650	$3,871,583
Aboitiz Power Corp.	3,597,300	3,441,350
ABS-CBN Holdings Corp.	138,370	170,719
Alliance Global Group, Inc.	3,691,400	1,139,714
Ayala Corp.	199,995	3,284,678
Ayala Land, Inc.	4,864,500	3,589,142
Ayala Land, Inc., PFC Shares(4)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,451,301
BDO Unibank, Inc.	1,274,481	2,715,091
Bloomberry Resorts Corp.(1)	12,417,700	1,126,759
Cosco Capital, Inc.	3,726,300	630,721
D&L Industries, Inc.	4,814,000	922,927
DMCI Holdings, Inc.	5,921,800	1,572,462
Emperador, Inc.	4,313,300	729,549
Energy Development Corp.	16,100,700	2,022,349
Filinvest Land, Inc.	9,303,000	362,890
First Gen Corp.	2,859,922	1,235,949
First Philippine Holdings Corp.	587,500	835,062
Globe Telecom, Inc.	45,740	2,136,881
GT Capital Holdings, Inc.	67,795	1,973,470
Holcim Philippines, Inc.	1,492,000	446,330
International Container Terminal Services, Inc.	666,670	922,975
JG Summit Holding, Inc.	2,284,320	3,962,592
Jollibee Foods Corp.	1,179,850	5,771,854
Lopez Holdings Corp.	4,600,000	715,966
LT Group, Inc.	3,482,900	1,142,519
Manila Electric Co.	577,330	4,223,027
Manila Water Co.	1,633,000	967,625
Megaworld Corp.	12,596,000	1,010,335
Melco Crown Philippines Resorts Corp.(1)	3,711,400	181,445
Metro Pacific Investments Corp.	7,682,400	950,431
Metropolitan Bank & Trust Co.	1,171,246	2,028,182
Nickel Asia Corp.	5,281,800	599,615
Pepsi-Cola Products Philippines, Inc.	1,388,000	109,692
Petron Corp.	4,267,400	969,175
Philex Mining Corp.	6,094,825	770,704
Philex Petroleum Corp.(1)	1,036,120	50,779
Philippine Long Distance Telephone Co.	214,145	7,828,692
Puregold Price Club, Inc.	2,674,400	2,292,378
Robinsons Land Corp.	1,187,900	685,609
Robinsons Retail Holdings, Inc.	1,269,250	2,080,570
San Miguel Corp.	716,000	1,022,662
Security Bank Corp.	243,300	881,131
Semirara Mining & Power Corp.	1,222,930	3,308,871
SM Investments Corp.	255,802	5,138,983
SM Prime Holdings, Inc.	9,538,699	4,599,733
SSI Group, Inc.(1)	2,061,000	144,259
Travellers International Hotel Group, Inc.	3,521,900	253,517
Universal Robina Corp.	1,858,330	8,252,135
Vista Land & Lifescapes, Inc.	3,675,000	375,513

		$95,899,896

Poland — 2.9%
Agora SA(1)	125,463	$408,597
AmRest Holdings SE(1)	7,766	455,052
Asseco Poland SA	512,726	7,781,514
Bank Handlowy w Warszawie SA	50,570	980,892

Security	Shares	Value
Bank Millennium SA(1)	687,285	$900,276
Bank Pekao SA	179,638	7,305,376
Bank Zachodni WBK SA	16,600	1,154,451
Boryszew SA	122,670	162,655
Budimex SA	27,910	1,426,005
CCC SA	43,900	1,957,574
Cyfrowy Polsat SA(1)	860,096	5,475,977
Enea SA	202,800	626,990
Eurocash SA	355,800	5,083,598
Getin Holding SA(1)	365,918	109,141
Getin Noble Bank SA(1)	2,322,186	310,414
Grupa Azoty SA(1)	76,370	1,739,213
Grupa Lotos SA(1)	101,253	787,210
ING Bank Slaski SA	47,450	1,516,723
Jastrzebska Spolka Weglowa SA(1)	138,610	713,894
KGHM Polska Miedz SA	344,982	6,725,802
KOPEX SA	125,900	108,891
LPP SA	1,811	2,673,356
Lubelski Wegiel Bogdanka SA	12,326	147,709
mBank SA(1)	23,504	1,985,606
Netia SA	1,111,077	1,470,720
Orange Polska SA	2,781,316	4,532,463
Orbis SA	30,000	477,960
PGE SA	1,874,600	6,473,093
PKP Cargo SA	27,389	296,143
Polski Koncern Naftowy ORLEN SA	458,433	8,268,053
Polskie Gornictwo Naftowe i Gazownictwo SA	2,941,216	3,917,561
Powszechna Kasa Oszczednosci Bank Polski SA(1)	1,151,310	7,377,758
Powszechny Zaklad Ubezpieczen SA	785,930	7,113,635
Synthos SA	844,500	900,548
Tauron Polska Energia SA	3,279,494	2,542,240

		$93,907,090

Qatar — 1.4%
Aamal Co. QSC	336,087	$1,187,084
Al Meera Consumer Goods Co.	7,800	440,871
Barwa Real Estate Co.	146,293	1,345,571
Commercial Bank QSC (The)	82,900	864,875
Doha Bank QSC	100,995	1,022,596
Gulf International Services QSC	116,556	1,105,483
Industries Qatar	184,019	5,291,930
Masraf Al Rayan QSC	356,854	3,338,232
Medicare Group	18,044	460,084
Ooredoo QSC	164,896	4,148,679
Qatar Electricity & Water Co. QSC	75,958	4,324,971
Qatar Gas Transport Co., Ltd.	409,940	2,591,054
Qatar Insurance Co.	118,171	2,593,873
Qatar International Islamic Bank	45,943	791,505
Qatar Islamic Bank	77,555	2,078,955
Qatar National Bank SAQ	190,137	7,458,480
Qatar National Cement Co. QSC	34,787	835,702
Qatar Navigation QSC	52,421	1,296,946
Qatari Investors Group	99,029	1,441,089
United Development Co. QSC	117,835	621,150
Vodafone Qatar QSC	1,185,810	3,870,868

		$47,109,998

Romania — 0.7%
Banca Transilvania SA(1)	11,190,659	$7,687,669
BRD-Groupe Societe Generale SA	1,721,843	4,066,172
Electrica SA	622,400	1,941,679
OMV Petrom SA	45,352,995	2,667,765

Security	Shares	Value
Societatea Nationala de Gaze Naturale ROMGAZ SA	407,654	$2,449,942
Societatea Nationala Nuclearelectrica SA	794,100	1,033,947
Transelectrica SA	426,930	3,219,392
Transgaz SA Medias	19,337	1,314,787

		$24,381,353

Russia — 6.5%
Aeroflot - Russian Airlines PJSC(1)	1,876,656	$2,235,205
AK Transneft OAO, PFC Shares	1,647	5,064,406
CTC Media, Inc.	628,567	1,238,277
E.ON Russia JSC	8,737,000	356,052
Evraz PLC(1)	916,942	1,903,881
Federal Grid Co. Unified Energy System PJSC	1,585,875,440	2,460,889
Gazprom PAO	1,755,200	4,565,664
Gazprom PAO ADR	4,106,902	21,339,377
Globaltrans Investment PLC GDR(5)	207,458	792,059
Inter RAO UES PJSC	71,597,070	2,025,985
Lenta, Ltd. GDR(1)(5)	133,659	863,812
LSR Group PJSC GDR(5)	186,400	420,704
Lukoil PJSC ADR	376,857	16,056,975
Luxoft Holding, Inc.(1)	13,100	757,311
Magnit PJSC	85,215	11,890,645
Magnit PJSC GDR(5)	109,571	3,798,621
Magnitogorsk Iron & Steel Works OJSC GDR(5)	105,708	508,539
Mail.ru Group, Ltd. GDR(1)(5)	265,535	5,384,579
Mechel PJSC ADR(1)	189,000	376,110
MegaFon PJSC GDR(5)	249,745	2,876,737
MMC Norilsk Nickel PJSC	2,386	344,799
MMC Norilsk Nickel PJSC ADR	775,037	11,452,933
Mobile TeleSystems PJSC	3,117,127	12,269,757
Moscow Exchange MICEX-RTS PJSC	1,214,410	1,916,961
Mosenergo PAO	8,811,603	194,654
NLMK PJSC GDR(5)	156,893	2,131,151
Novatek OAO GDR(5)	64,508	6,225,336
O’Key Group SA GDR	15,504	35,751
PhosAgro OAO GDR(5)	28,064	435,223
PIK Group PJSC(1)	12,354	47,779
PIK Group PJSC GDR(1)(5)	166,400	633,337
Polymetal International PLC	295,128	3,059,291
QIWI PLC ADR	51,408	628,720
Rosneft OAO GDR(5)	868,232	4,764,951
Rosseti PJSC(1)	135,144,187	1,316,655
Rostelecom PJSC	1,492,177	2,254,288
Rostelecom PJSC ADR	15,064	136,028
RusHydro PJSC	395,274,080	4,193,936
RusHydro PJSC ADR	348,000	355,192
Sberbank of Russia PJSC	9,493,768	18,115,977
Sberbank of Russia PJSC ADR	542,087	4,358,449
Severstal PAO GDR(5)	428,946	4,995,622
Sistema JSFC	10,069,378	3,018,142
Sollers PAO(1)	24,262	161,029
Surgutneftegas OAO ADR	927,852	4,930,807
Surgutneftegas OAO, PFC Shares	6,277,500	4,021,820
Tatneft PAO ADR	218,759	6,896,171
TMK PAO GDR(5)	64,757	194,821
VimpelCom, Ltd. ADR	751,784	2,864,297
VTB Bank PJSC	2,064,590,000	2,242,752
VTB Bank PJSC GDR(5)	2,020,154	4,340,574
X5 Retail Group NV GDR(1)(5)	317,559	6,289,391
Yandex NV, Class A(1)	639,200	13,084,424

		$212,826,846

Security	Shares	Value
Slovenia — 0.7%
Cinkarna Celje DD	6,272	$558,757
Gorenje DD	349,170	2,071,509
KRKA DD	100,252	6,961,167
Luka Koper	94,050	2,473,109
Petrol	11,392	3,421,146
Sava DD(1)(4)	17,370	3,501
Sava Reinsurance Co.	179,037	3,017,370
Telekom Slovenije DD	27,437	2,349,011
Zavarovalnica Triglav DD	92,989	2,852,730

		$23,708,300

South Africa — 6.2%
AECI, Ltd.	73,130	$492,437
African Bank Investments, Ltd.(1)(4)	1,537,194	0
African Rainbow Minerals, Ltd.	94,900	748,784
Allied Electronics Corp., Ltd.	186,200	73,227
Anglo American Platinum, Ltd.(1)	58,680	1,700,778
AngloGold Ashanti, Ltd.(1)	403,071	6,552,436
Aspen Pharmacare Holdings, Ltd.	392,807	9,267,027
Astral Foods, Ltd.	18,500	167,825
Aveng, Ltd.(1)	939,990	305,847
AVI, Ltd.	319,500	1,982,342
Barclays Africa Group, Ltd.	193,289	1,957,288
Barloworld, Ltd.	662,120	3,822,306
Bidvest Group, Ltd. (The)	605,796	15,391,131
Capitec Bank Holdings, Ltd.	42,400	1,759,332
Clicks Group, Ltd.	167,700	1,223,797
DataTec, Ltd.	160,600	507,952
Discovery, Ltd.	96,631	864,851
Exxaro Resources, Ltd.	118,010	748,985
FirstRand, Ltd.	843,545	2,711,246
Fortress Income Fund, Ltd., Class A	440,672	495,536
Fortress Income Fund, Ltd., Class B	440,672	1,165,929
Foschini Group, Ltd. (The)	63,545	682,639
Gold Fields, Ltd.	681,677	3,153,883
Grindrod, Ltd.	340,300	342,218
Group Five, Ltd.	81,460	143,940
Growthpoint Properties, Ltd.	1,042,876	1,845,534
Harmony Gold Mining Co., Ltd.(1)	374,410	1,338,419
Hyprop Investments, Ltd.	92,800	800,203
Illovo Sugar, Ltd.	174,700	298,246
Impala Platinum Holdings, Ltd.(1)	533,748	2,222,779
Imperial Holdings, Ltd.	78,001	815,075
Investec, Ltd.	182,794	1,411,267
JSE, Ltd.	105,800	1,227,554
Kumba Iron Ore, Ltd.(1)	66,960	544,185
Lewis Group, Ltd.	62,700	211,397
Liberty Holdings, Ltd.	107,168	1,052,726
Life Healthcare Group Holdings, Ltd.	1,510,419	3,962,283
Massmart Holdings, Ltd.	149,614	1,284,047
Mediclinic International PLC(1)	253,849	3,351,604
MMI Holdings, Ltd.	692,950	1,154,841
Mondi, Ltd.	91,130	1,754,598
Mr Price Group, Ltd.	91,080	1,157,873
MTN Group, Ltd.	1,885,095	19,734,114
Murray & Roberts Holdings, Ltd.	915,850	947,564
Nampak, Ltd.	465,438	796,102
Naspers, Ltd., Class N	156,223	21,498,050
Nedbank Group, Ltd.	121,638	1,554,389
Netcare, Ltd.	1,305,994	3,330,128
Northam Platinum, Ltd.(1)	207,738	708,271

Security	Shares	Value
Pick’n Pay Stores, Ltd.	371,278	$1,926,085
PPC, Ltd.	468,427	493,537
Rand Merchant Investment Holdings, Ltd.	479,034	1,434,462
Redefine Properties, Ltd.	2,311,150	1,994,962
Remgro, Ltd.	167,010	3,000,964
Reunert, Ltd.	407,260	2,047,059
RMB Holdings, Ltd.	441,055	1,803,151
Sanlam, Ltd.	427,873	2,077,908
Sappi, Ltd.(1)	415,236	1,800,907
Sasol, Ltd.	469,150	15,345,967
Shoprite Holdings, Ltd.	837,380	10,077,800
Sibanye Gold, Ltd.	800,277	3,063,211
SPAR Group, Ltd. (The)	206,544	3,086,975
Standard Bank Group, Ltd.	298,646	2,681,942
Steinhoff International Holdings NV	787,883	4,928,716
Sun International, Ltd.	30,482	165,183
Telkom SA SOC, Ltd.	309,050	1,232,210
Tiger Brands, Ltd.	202,394	5,010,895
Tongaat Hulett, Ltd.	99,910	826,017
Truworths International, Ltd.	300,800	2,246,136
Vodacom Group, Ltd.	613,500	7,133,128
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	907,023
Woolworths Holdings, Ltd.	287,328	1,850,190

		$204,397,413

South Korea — 6.0%
AMOREPACIFIC Corp.	12,580	$4,486,524
AMOREPACIFIC Group	6,000	880,761
Asiana Airlines, Inc.(1)	92,200	386,105
BNK Financial Group, Inc.	68,935	560,658
Celltrion, Inc.(1)	72,729	6,398,920
Cheil Worldwide, Inc.	51,100	751,338
CJ CheilJedang Corp.	6,096	2,024,930
CJ Corp.	3,500	655,052
CJ Korea Express Corp.(1)	4,349	740,544
CJ O Shopping Co., Ltd.	3,130	547,732
Coway Co., Ltd.	22,950	1,986,958
Daelim Industrial Co., Ltd.	8,650	684,549
Daesang Corp.	8,000	200,283
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	364,743
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,466
Daewoo Securities Co., Ltd.	50,493	363,398
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)	45,532	219,237
Daewoong Pharmaceutical Co., Ltd.	5,630	442,252
DGB Financial Group Co., Ltd.	65,650	527,086
Dong-A Pharmaceutical Co., Ltd.	2,407	391,509
Dong-A ST Co., Ltd.	4,078	509,671
Dongbu Insurance Co., Ltd.	9,940	609,279
Dongkuk Steel Mill Co., Ltd.(1)	67,733	564,017
Doosan Corp.	6,101	573,427
Doosan Heavy Industries & Construction Co., Ltd.	23,400	532,719
Doosan Infracore Co., Ltd.(1)	34,600	236,342
E-MART, Inc.	10,328	1,658,915
GS Engineering & Construction Corp.(1)	19,935	537,877
GS Holdings Corp.	55,400	2,674,542
Hana Financial Group, Inc.	75,951	1,703,167
Hanjin Kal Corp.	19,283	333,362
Hanjin Shipping Co., Ltd.(1)	98,091	163,187
Hankook Tire Co., Ltd.	21,623	1,005,759
Hanmi Pharmaceutical Co., Ltd.	8,257	4,303,027
Hansol Holdings Co., Ltd.(1)	37,566	267,972
Hansol Paper Co., Ltd.	22,933	495,978

Security	Shares	Value
Hanwha Chemical Corp.	81,490	$1,784,490
Hanwha Corp.	21,390	705,621
Hanwha Techwin Co., Ltd.	18,895	687,801
Hite-Jinro Co., Ltd.	20,121	492,960
Hyosung Corp.	15,380	1,645,501
Hyundai Department Store Co., Ltd.	7,615	982,624
Hyundai Development Co. - Engineering & Construction	29,900	1,317,187
Hyundai Engineering & Construction Co., Ltd.	29,816	1,044,497
Hyundai Glovis Co., Ltd.	7,670	1,274,878
Hyundai Heavy Industries Co., Ltd.(1)	11,670	1,180,658
Hyundai Marine & Fire Insurance Co., Ltd.	27,100	754,325
Hyundai Merchant Marine Co., Ltd.(1)	68,800	119,051
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	336,336
Hyundai Mobis Co., Ltd.	19,100	4,352,921
Hyundai Motor Co.	42,300	5,307,447
Hyundai Securities Co., Ltd.	43,870	271,615
Hyundai Steel Co.	33,550	1,840,268
Hyundai Wia Corp.	5,400	455,965
Industrial Bank of Korea	66,080	702,393
Kakao Corp.	5,600	492,620
Kangwon Land, Inc.	50,840	1,900,488
KB Financial Group, Inc.	91,817	2,809,333
KB Insurance Co., Ltd.	28,900	784,630
KCC Corp.	2,345	871,953
Kia Motors Corp.	53,420	2,240,524
Korea Electric Power Corp.	221,620	12,038,121
Korea Gas Corp.	39,170	1,417,163
Korea Investment Holdings Co., Ltd.	21,590	868,393
Korea Zinc Co., Ltd.	5,700	2,471,693
Korean Air Lines Co., Ltd.(1)	28,110	718,192
Korean Reinsurance Co.	78,574	915,384
KT Corp.	69,653	1,865,800
KT Corp. ADR	16,800	228,648
KT&G Corp.	51,115	5,506,880
Kumho Petrochemical Co., Ltd.	12,900	768,794
LG Chem, Ltd.	16,990	4,407,105
LG Corp.	39,010	2,324,977
LG Display Co., Ltd.	48,000	999,152
LG Electronics, Inc.	39,320	2,000,794
LG Hausys, Ltd.	2,858	374,825
LG Household & Health Care, Ltd.	6,450	5,679,015
LG International Corp.	20,600	681,923
LG Life Sciences, Ltd.(1)	11,000	658,502
LG Uplus Corp.	207,920	2,039,643
Lotte Chemical Corp.	11,770	3,002,166
LOTTE Fine Chemical Co., Ltd.	18,150	596,362
Lotte Shopping Co., Ltd.	5,065	1,205,896
LS Corp.	7,030	311,519
LS Industrial Systems Co., Ltd.	9,200	420,225
Medy-Tox, Inc.	3,894	1,439,474
Mirae Asset Securities Co., Ltd.	21,435	460,541
Naver Corp.	3,879	2,298,878
NCsoft Corp.	5,150	1,031,995
NH Investment & Securities Co., Ltd.	42,208	365,996
NHN Entertainment Corp.(1)	4,718	250,104
Nong Shim Co., Ltd.	3,700	1,211,693
OCI Co., Ltd.(1)	15,570	1,541,348
ORION Corp.	1,600	1,301,730
POSCO	28,327	5,934,934
Posco Daewoo Corp.	21,675	468,865
S-Oil Corp.	36,885	2,803,378

Security	Shares	Value
S1 Corp.	9,450	$770,756
Samsung C&T Corp.	17,126	1,962,637
Samsung Card Co., Ltd.	20,460	695,273
Samsung Electro-Mechanics Co., Ltd.	17,390	791,606
Samsung Electronics Co., Ltd.	12,303	13,408,186
Samsung Fire & Marine Insurance Co., Ltd.	9,974	2,571,129
Samsung Heavy Industries Co., Ltd.(1)	67,350	627,103
Samsung Life Insurance Co., Ltd.	26,010	2,495,193
Samsung SDI Co., Ltd.	10,466	1,042,302
Samsung Securities Co., Ltd.	16,440	564,616
Shinhan Financial Group Co., Ltd.	112,145	4,111,902
Shinsegae Co., Ltd.	5,075	938,399
SK Chemicals Co., Ltd.	15,660	997,093
SK Holdings Co., Ltd.	9,084	1,780,368
SK Hynix, Inc.	59,163	1,451,139
SK Innovation Co., Ltd.	61,379	8,289,683
SK Networks Co., Ltd.	64,010	380,194
SK Telecom Co., Ltd.	35,900	6,519,408
ViroMed Co., Ltd.(1)	9,440	1,158,458
Woori Bank	82,986	762,478
Yuanta Securities Korea Co., Ltd.(1)	78,565	246,760
Yuhan Corp.	6,229	1,591,034
Zyle Daewoo Motor Sales Corp.(1)	5,113	6,282

		$196,913,479

Sri Lanka — 0.7%
Access Engineering PLC	4,396,589	$701,471
Aitken Spence PLC	1,072,547	594,511
Ceylon Tobacco Co. PLC	138,920	1,024,860
Chevron Lubricants Lanka PLC	1,001,814	2,307,126
Commercial Bank of Ceylon PLC	3,227,425	2,882,871
DFCC Bank PLC	293,137	289,759
Dialog Axiata PLC	18,848,970	1,376,825
Distilleries Co. of Sri Lanka PLC	1,684,527	2,589,279
Hatton National Bank PLC	1,715,231	2,427,622
Hemas Holdings PLC	500,000	309,914
John Keells Holdings PLC	5,449,947	5,791,411
Lanka IOC PLC	1,982,523	513,185
National Development Bank PLC	885,555	1,162,747
Nations Trust Bank PLC	376,548	206,927
Sampath Bank PLC	1,114,235	1,773,077
Textured Jersey Lanka PLC	1,705,074	401,468

		$24,353,053

Taiwan — 5.5%
AcBel Polytech, Inc.	429,000	$314,949
Acer, Inc.(1)	1,042,519	369,840
Advanced Semiconductor Engineering, Inc.	1,607,135	1,546,442
AirTAC International Group	66,150	437,108
Ambassador Hotel	298,000	237,151
AmTRAN Technology Co., Ltd.	650,067	401,695
Asia Cement Corp.	1,507,356	1,341,066
Asia Optical Co., Inc.(1)	198,907	147,531
Asustek Computer, Inc.	210,325	1,843,786
AU Optronics Corp.	3,273,837	936,816
Capital Securities Corp.	711,928	187,473
Catcher Technology Co., Ltd.	173,183	1,212,080
Cathay Financial Holding Co., Ltd.	2,193,533	2,456,292
Center Laboratories, Inc.(1)	434,500	908,260
Chailease Holding Co., Ltd.	425,224	711,607
Chang Hwa Commercial Bank, Ltd.	1,857,571	968,390
Cheng Shin Rubber Industry Co., Ltd.	1,362,672	2,827,489

Security	Shares	Value
Chicony Electronics Co., Ltd.	337,598	$808,727
China Airlines, Ltd.(1)	2,591,887	846,017
China Development Financial Holding Corp.	3,842,050	977,336
China Life Insurance Co., Ltd.	913,418	686,486
China Motor Corp.	881,315	616,773
China Petrochemical Development Corp.(1)	2,633,564	664,406
China Steel Corp.	6,459,734	4,528,743
Chipbond Technology Corp.	359,000	476,346
Chong Hong Construction Co., Ltd.	184,999	295,953
Chunghwa Telecom Co., Ltd.	2,646,746	8,936,038
Clevo Co.	394,155	344,593
Compal Electronics, Inc.	1,015,345	595,996
Coretronic Corp.	487,128	442,099
CTBC Financial Holding Co., Ltd.	4,598,403	2,330,357
Delta Electronics, Inc.	499,151	2,312,129
Dynapack International Technology Corp.	183,374	275,041
E Ink Holdings, Inc.(1)	1,234,000	571,594
E.Sun Financial Holding Co., Ltd.	2,256,726	1,249,081
Eclat Textile Co., Ltd.	139,372	1,586,345
Elan Microelectronics Corp.	345,300	356,675
Epistar Corp.	526,472	337,160
EVA Airways Corp.(1)	1,654,523	818,959
Evergreen International Storage & Transport Corp.	868,000	350,579
Evergreen Marine Corp.	2,373,754	873,836
Everlight Electronics Co., Ltd.	406,291	568,071
Far Eastern Department Stores, Ltd.	1,427,995	764,124
Far Eastern New Century Corp.	2,564,695	1,915,271
Far EasTone Telecommunications Co., Ltd.	1,332,084	3,003,730
Faraday Technology Corp.	244,128	326,400
Feng Hsin Steel Co., Ltd.	183,260	258,283
FIH Mobile, Ltd.	1,391,000	597,367
First Financial Holding Co., Ltd.	2,421,042	1,184,009
Formosa Chemicals & Fibre Corp.	1,864,399	4,750,837
Formosa International Hotels Corp.	118,084	715,169
Formosa Petrochemical Corp.	1,005,320	2,851,455
Formosa Plastics Corp.	2,344,896	5,823,570
Formosa Taffeta Co., Ltd.	842,000	770,300
Formosan Rubber Group, Inc.	433,000	223,147
Foxconn Technology Co., Ltd.	285,235	586,767
Fubon Financial Holding Co., Ltd.	2,016,596	2,442,741
Giant Manufacturing Co., Ltd.	262,208	1,572,181
Gintech Energy Corp.(1)	223,166	151,529
Goldsun Building Materials Co., Ltd.	1,672,928	431,027
Great Wall Enterprise Co., Ltd.	930,888	630,643
Highwealth Construction Corp.	441,669	662,058
Hiwin Technologies Corp.	230,720	1,011,850
Hon Hai Precision Industry Co., Ltd.	2,973,122	7,082,165
Hota Industrial Manufacturing Co., Ltd.	120,658	577,296
Hotai Motor Co., Ltd.	240,000	2,363,321
HTC Corp.	185,535	471,590
Hu Lane Associate, Inc.	181,000	837,036
Hua Nan Financial Holdings Co., Ltd.	2,481,465	1,202,260
Innolux Corp.	2,846,762	878,542
Inventec Corp.	960,966	633,631
Kenda Rubber Industrial Co., Ltd.	233,692	406,555
Kinpo Electronics, Inc.(1)	2,159,000	727,318
Kinsus Interconnect Technology Corp.	182,000	351,531
Largan Precision Co., Ltd.	27,795	1,940,204
Lite-On Technology Corp.	729,302	885,824
MediaTek, Inc.	372,462	2,641,502
Medigen Biotechnology Corp.(1)	69,000	129,856

Security	Shares	Value
Mega Financial Holding Co., Ltd.	2,860,730	$2,027,379
Merida Industry Co., Ltd.	233,657	957,223
Motech Industries, Inc.(1)	168,180	158,213
Nan Kang Rubber Tire Co., Ltd.(1)	1,153,253	973,252
Nan Ya Plastics Corp.	2,579,214	5,040,723
Neo Solar Power Corp.	685,542	365,898
Novatek Microelectronics Corp., Ltd.	138,942	484,141
Pegatron Corp.	564,028	1,188,217
Phison Electronics Corp.	68,363	568,866
Pou Chen Corp.	1,957,819	2,461,140
Powertech Technology, Inc.	224,865	453,823
President Chain Store Corp.	619,664	4,381,259
Quanta Computer, Inc.	721,508	1,159,728
Radiant Opto-Electronics Corp.	141,264	202,740
Radium Life Tech Co., Ltd.	633,422	196,888
Realtek Semiconductor Corp.	164,002	457,992
Ruentex Development Co., Ltd.	437,306	491,805
Ruentex Industries, Ltd.	701,060	976,244
Sanyang Motor Co., Ltd.(1)	1,819,866	1,167,182
ScinoPharm Taiwan, Ltd.	236,080	309,563
Shin Kong Financial Holding Co., Ltd.	3,899,606	787,036
Shin Kong Synthetic Fibers Corp.	1,321,483	349,723
Siliconware Precision Industries Co., Ltd.	561,243	830,991
Simplo Technology Co., Ltd.	205,889	692,784
Sino-American Silicon Products, Inc.	268,233	284,708
SinoPac Financial Holdings Co., Ltd.	3,506,278	1,036,030
Solar Applied Materials Technology Corp.	336,245	175,764
St. Shine Optical Co., Ltd.	22,000	410,793
Synnex Technology International Corp.	730,818	723,825
Tainan Spinning Co., Ltd.	941,822	380,433
Taishin Financial Holding Co., Ltd.	3,387,203	1,277,828
Taiwan Business Bank(1)	2,161,719	556,799
Taiwan Cement Corp.	1,909,830	1,942,673
Taiwan Cooperative Financial Holding Co., Ltd.	2,294,065	1,011,662
Taiwan Fertilizer Co., Ltd.	615,000	834,733
Taiwan Glass Industry Corp.(1)	542,564	230,561
Taiwan Mobile Co., Ltd.	1,302,296	4,292,826
Taiwan Semiconductor Manufacturing Co., Ltd.	4,013,465	18,439,335
Taiwan Tea Corp.	395,711	181,823
Tatung Co., Ltd.(1)	2,377,785	370,803
Teco Electric & Machinery Co., Ltd.	2,247,000	1,771,588
Tong Yang Industry Co., Ltd.	758,608	1,153,353
TPK Holding Co., Ltd.	155,148	324,292
Tripod Technology Corp.	396,535	725,138
TSRC Corp.	693,063	608,898
TTY Biopharm Co., Ltd.	534,330	1,740,640
Tung Ho Steel Enterprise Corp.	991,060	635,171
U-Ming Marine Transport Corp.	186,000	150,135
Uni-President Enterprises Corp.	4,204,831	7,569,489
Unimicron Technology Corp.	948,000	452,312
United Microelectronics Corp.	3,427,090	1,271,326
Walsin Lihwa Corp.(1)	2,539,000	663,549
Wan Hai Lines, Ltd.	518,962	284,810
Waterland Financial Holdings	1,118,368	276,286
Wei Chuan Food Corp.(1)	623,000	384,737
Wintek Corp.(1)(4)	1,892,877	0
Wistron Corp.	667,186	393,867
WPG Holdings Co., Ltd.	604,489	645,000
Xxentria Technology Materials Corp.	234,700	633,403
Yageo Corp.	166,897	271,555
Yang Ming Marine Transport(1)	2,468,755	651,153

Security	Shares	Value
YFY, Inc.	899,120	$279,687
Yieh Phui Enterprise	1,772,943	449,270
Yuanta Financial Holding Co., Ltd.	2,872,629	945,473
Yulon Motor Co., Ltd.	1,112,950	975,821

		$182,588,763

Thailand — 2.9%
Advanced Info Service PCL(6)	999,300	$4,453,255
Airports of Thailand PCL(6)	374,100	4,193,913
AP Thailand PCL(6)	4,699,700	805,747
Bangkok Bank PCL(6)	230,600	1,080,448
Bangkok Dusit Medical Services PCL(6)	5,594,000	3,807,903
Bangkok Land PCL(6)	13,071,100	567,855
Banpu PCL(6)	1,468,000	537,415
BEC World PCL(6)	1,752,100	1,301,796
Berli Jucker PCL(6)	1,424,400	1,525,143
Big C Supercenter PCL(6)	268,600	1,918,737
BTS Group Holdings PCL	6,774,200	1,782,884
Bumrungrad Hospital PCL(6)	899,500	5,220,022
Central Pattana PCL(6)	537,000	809,759
CH. Karnchang PCL(6)	1,209,220	873,068
Charoen Pokphand Foods PCL(6)	3,209,700	2,180,155
CP ALL PCL(6)	2,790,200	3,647,979
Delta Electronics (Thailand) PCL(6)	1,345,400	2,767,666
Electricity Generating PCL(6)	413,800	2,097,544
Glow Energy PCL(6)	877,300	2,216,088
Hana Microelectronics PCL(6)	1,730,900	1,644,507
Home Product Center PCL(6)	3,521,555	809,672
Indorama Ventures PCL(6)	2,106,900	1,712,925
IRPC PCL(6)	12,191,400	1,776,374
Italian-Thai Development PCL(1)(6)	4,208,006	852,901
Jasmine International PCL(6)	1,976,800	246,309
Kasikornbank PCL(6)	408,800	1,938,194
Khon Kaen Sugar Industry PCL(6)	4,836,480	561,156
Kiatnakin Bank PCL(6)	527,900	626,576
Krung Thai Bank PCL(6)	1,231,400	615,325
L.P.N. Development PCL(6)	1,255,000	501,883
Land & Houses PCL(6)	2,593,500	626,488
Minor International PCL(6)	2,813,577	2,994,477
Pruksa Real Estate PCL(6)	518,200	381,275
PTT Exploration & Production PCL(6)	1,304,598	2,802,705
PTT Global Chemical PCL(6)	1,844,950	3,288,446
PTT PCL(6)	663,860	5,765,151
Quality House PCL(6)	11,929,046	756,178
Ratchaburi Electricity Generating Holding PCL(6)	676,000	976,058
Samart Corp. PCL(6)	2,188,100	998,228
Siam Cement PCL(6)	357,600	4,987,265
Siam City Cement PCL(6)	97,390	902,353
Siam Commercial Bank PCL(6)	535,300	2,040,030
Sino Thai Engineering & Construction PCL(6)	1,567,057	1,025,021
Thai Airways International PCL(1)(6)	2,173,900	901,051
Thai Beverage PCL	6,850,100	3,791,421
Thai Oil PCL(6)	923,800	1,742,512
Thai Union Group PCL	2,452,708	1,449,706
Thanachart Capital PCL(6)	363,800	361,367
Thoresen Thai Agencies PCL(6)	2,584,565	682,951
TMB Bank PCL(6)	11,654,600	758,594
Total Access Communication PCL(6)	1,130,500	1,087,485
TPI Polene PCL(6)	18,986,000	1,355,443
True Corp. PCL(6)	14,791,190	3,144,101
TTCL PCL	224,200	100,482
TTW PCL(6)	3,598,200	1,059,245

		$97,051,232

Security	Shares	Value
Turkey — 3.3%
Akbank TAS	1,842,533	$5,661,418
Akcansa Cimento AS	126,800	654,903
Aksa Akrilik Kimya Sanayii AS	322,613	1,123,525
Aksa Enerji Uretim AS(1)	600,923	612,833
Albaraka Turk Katilim Bankasi AS	522,467	294,977
Anadolu Efes Biracilik ve Malt Sanayii AS	301,358	2,369,257
Arcelik AS	773,171	5,190,862
Aygaz AS	279,132	1,150,084
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	592,900	1,096,491
BIM Birlesik Magazalar AS	320,185	7,046,173
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,682	207,201
Cimsa Cimento Sanayi ve Ticaret AS	141,400	822,956
Coca-Cola Icecek AS	102,495	1,502,516
Dogan Sirketler Grubu Holding AS(1)	1,732,915	352,979
Dogus Otomotiv Servis ve Ticaret AS	111,778	482,343
Eczacibasi Ilac Sanayi ve Ticaret AS	255,200	323,566
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,976,700	2,124,398
Enka Insaat ve Sanayi AS	1,307,393	2,269,570
Eregli Demir ve Celik Fabrikalari TAS	4,567,951	7,619,667
Ford Otomotiv Sanayi AS	208,281	2,799,937
Gubre Fabrikalari TAS	239,300	489,046
Haci Omer Sabanci Holding AS	1,240,418	4,475,046
Is Gayrimenkul Yatirim Ortakligi AS	655,591	442,772
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,655,090	1,403,136
KOC Holding AS	807,392	4,218,574
Koza Altin Isletmeleri AS	152,600	998,982
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	389,737
Migros Ticaret AS(1)	75,000	523,869
Net Holding AS(1)	325,363	361,914
Pegasus Hava Tasimaciligi AS(1)	36,600	213,360
Petkim Petrokimya Holding AS(1)	2,183,491	3,205,444
Sekerbank TAS(1)	765,199	434,355
TAV Havalimanlari Holding AS	201,088	1,171,850
Tekfen Holding AS	209,373	447,308
Tofas Turk Otomobil Fabrikasi AS	340,613	2,694,772
Trakya Cam Sanayii AS	261,657	200,001
Tupras-Turkiye Petrol Rafinerileri AS	368,450	9,718,037
Turk Hava Yollari AO(1)	774,945	1,909,833
Turk Sise ve Cam Fabrikalari AS	929,159	1,297,830
Turk Telekomunikasyon AS	1,346,358	3,251,619
Turkcell Iletisim Hizmetleri AS	2,248,426	9,729,872
Turkiye Garanti Bankasi AS	2,160,482	6,650,428
Turkiye Halk Bankasi AS	624,600	2,398,700
Turkiye Is Bankasi, Class B	1,346,812	2,361,424
Turkiye Sinai Kalkinma Bankasi AS	641,660	401,282
Turkiye Vakiflar Bankasi TAO, Class D	982,100	1,733,328
Ulker Biskuvi Sanayi AS	269,059	2,142,319
Vestel Elektronik Sanayi ve Ticaret AS(1)	368,100	951,869
Yapi ve Kredi Bankasi AS(1)	648,885	992,102
Yazicilar Holding AS	158,584	874,066
Zorlu Enerji Elektrik Uretim AS(1)	692,954	427,635

		$110,216,166

Ukraine — 0.2%
Astarta Holding NV(1)	149,531	$1,839,694
Avangardco Investments Public, Ltd. GDR(1)(5)	138,412	138,428
Ferrexpo PLC	937,849	515,223
Kernel Holding SA	246,713	3,325,105
MHP SA GDR(5)	153,046	1,410,346

		$7,228,796

Security		Shares	Value
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC		2,281,264	$4,083,258
Abu Dhabi National Hotels		465,151	341,939
Agthia Group PJSC		1,013,903	2,137,545
Air Arabia PJSC		7,103,683	2,393,776
Ajman Bank PJSC(1)		797,123	431,345
Al Waha Capital PJSC		2,092,394	1,164,918
Aldar Properties PJSC		4,132,498	3,044,595
Arabtec Holding PJSC(1)		6,821,504	3,024,206
Dana Gas PJSC(1)		5,241,906	809,051
DP World, Ltd.		447,522	8,349,394
Dubai Financial Market PJSC		1,928,561	794,269
Dubai Investments PJSC		1,767,836	1,045,299
Dubai Islamic Bank PJSC		1,313,689	2,073,371
Emaar Properties PJSC		3,707,666	6,785,281
First Gulf Bank PJSC		1,188,942	4,161,290
Gulf Pharmaceutical Industries		128,551	83,660
National Bank of Abu Dhabi PJSC		1,701,141	4,097,081
National Bank of Ras Al-Khaimah PSC (The)		62,608	90,073
National Central Cooling Co. (Tabreed)		828,054	309,895
Ras Al Khaimah Ceramics		351,660	317,126
Ras Al Khaimah Properties PJSC		2,150,800	327,362
Union National Bank PJSC		1,992,209	1,929,838

			$47,794,572

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC		1,556,456	$3,208,812
Bao Viet Holdings		307,150	837,649
Development Investment Construction Corp.(1)		298,260	114,860
FPT Corp.		250,726	546,105
HAGL JSC(1)		1,155,511	414,085
Hoa Phat Group JSC		2,137,846	3,209,902
KIDO Group Corp.		633,520	747,019
Kim Long Securities Corp.		824,100	362,063
Kinh Bac City Development Share Holding Corp.(1)		328,860	203,392
Masan Group Corp.(1)		272,520	854,618
PetroVietnam Construction JSC(1)		919,725	111,279
PetroVietnam Drilling & Well Services JSC		739,369	807,447
PetroVietnam Fertilizer & Chemical JSC		880,500	1,164,052
PetroVietnam Gas JSC		166,550	380,878
PetroVietnam Technical Services Corp.		1,236,400	952,608
Pha Lai Thermal Power JSC		483,390	387,762
Phu Nhuan Jewelry JSC		235,560	607,679
Refrigeration Electrical Engineering Corp.		706,420	747,525
Saigon Securities, Inc.(1)		198,000	189,920
Tan Tao Investment & Industry JSC(1)		1,554,838	320,480
Vietnam Construction and Import-Export JSC		621,655	289,764
Vietnam Dairy Products JSC		558,490	3,477,298
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,810,143	1,345,834
Vingroup JSC(1)		1,398,955	3,293,310

			$24,574,341

Total Common Stocks (identified cost $3,608,817,892)			$3,252,218,237

Equity-Linked Securities(3)(7) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/31/17	36,000	$913,153
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	329,972

Security	Maturity Date	Shares	Value
Al Rajhi Bank	1/22/18	149,493	$2,406,703
Al Tayyar	3/5/18	70,167	807,345
Alinma Bank	1/22/18	250,600	963,920
Almarai Co.	7/31/17	79,199	1,185,280
Arab National Bank	5/12/17	70,000	382,179
Bank Albilad	3/5/18	124,748	684,417
Banque Saudi Fransi	1/22/18	100,840	696,431
Dar Al Arkan Real Estate Development	7/20/18	185,500	280,708
Etihad Etisalat Co.	11/20/17	134,038	1,063,310
Fawaz Abdulaziz Alhokair Co.	3/20/17	60,000	618,369
Jarir Marketing Co.	1/22/18	25,425	826,268
Mobile Telecommunications Co.	4/30/18	123,207	296,498
National Industrialization Co.	10/31/16	156,903	503,109
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	312,293
Riyad Bank	11/20/17	161,200	480,352
Sahara Petrochemical Co.	9/14/18	122,800	349,550
Samba Financial Group	6/29/17	182,240	1,114,033
Saudi Airlines Catering Co.	5/28/18	5,500	152,709
Saudi Arabian Amiantit Co.	4/30/18	106,500	244,939
Saudi Arabian Fertilizer Co.	7/31/17	35,791	628,696
Saudi Arabian Mining Co.	4/30/18	54,900	535,064
Saudi Basic Industries Corp.	1/22/18	107,696	2,444,570
Saudi British Bank	1/22/18	93,450	574,998
Saudi Cable Co.	7/20/18	97,900	183,386
Saudi Cement Co.	7/20/18	25,900	442,867
Saudi Chemical Co.	4/23/18	25,900	341,516
Saudi Electricity Co.	1/22/18	268,400	1,154,053
Saudi Industrial Investment Group	10/9/17	95,000	346,413
Saudi International Petrochemicals Co.	1/22/18	40,200	155,164
Saudi Kayan Petrochemical Co.	1/22/18	247,500	466,921
Saudi Telecom Co.	4/23/18	98,200	1,666,037
Savola Group	2/6/17	115,300	1,234,408
Yanbu National Petrochemical Co.	7/31/17	51,400	580,447

Total Equity-Linked Securities (identified cost $35,400,551)			$25,366,078

Rights(1) — 0.0%(2)

Security		Shares	Value
Banpu PCL, Exp. 5/25/16		734,000	$163,905
Flour Mills of Nigeria PLC		857,481	0
Hanjin Kal Corp., Exp. 6/9/16		2,314	7,717
Randon SA Implementos e Participacoes, Exp. 5/12/16		44,372	5,290
True Corp. PCL, Exp. 6/21/16		4,969,437	42,681
Usinas Siderurgicas de Minas Gerais SA, Exp. 5/23/16		96,876	2,253

Total Rights (identified cost $407,594)			$221,846

Warrants(1) — 0.0%(2)

Security		Shares	Value
WCT Holdings Bhd, Exp. 8/27/20, Strike MYR 2.08		256,616	$12,481

Total Warrants (identified cost $0)			$12,481

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/16	$26,611	$26,611,058

Total Short-Term Investments (identified cost $26,611,058)		$26,611,058

Total Investments — 100.1% (identified cost $3,671,237,095)		$3,304,429,700

Other Assets, Less Liabilities — (0.1)%		$(3,158,139)

Net Assets — 100.0%		$3,301,271,561

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $28,625,220 or 0.9% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $63,234,294 or 1.9% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.9%	$360,417,159
Hong Kong Dollar	7.3	241,884,234
Brazilian Real	6.1	199,652,800
South African Rand	6.0	199,468,697
South Korean Won	6.0	196,692,548
Indian Rupee	5.6	183,705,162
New Taiwan Dollar	5.5	181,991,396
Mexican Peso	5.1	166,512,538
New Turkish Lira	3.3	110,216,166
Chilean Peso	3.1	102,891,396
Malaysian Ringgit	3.1	100,619,424
Polish Zloty	3.0	99,071,889
Indonesian Rupiah	2.9	97,152,152
Philippine Peso	2.9	95,899,896
Thai Baht	2.8	93,466,397
Euro	2.5	81,763,454
Hungarian Forint	2.1	67,870,797
Russian Ruble	2.0	66,427,638
Kuwaiti Dinar	1.9	63,636,565
Colombian Peso	1.6	51,290,665

Currency	Percentage of Net Assets	Value
United Arab Emirates Dirham	1.5%	$50,039,010
Qatari Riyal	1.4	47,109,998
Egyptian Pound	1.4	45,417,748
Czech Koruna	1.1	37,096,349
Other currency, less than 1% each	11.0	364,135,622

Total Investments	100.1%	$3,304,429,700

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.1%	$696,878,773
Materials	11.3	373,412,386
Consumer Staples	10.6	348,498,522
Telecommunication Services	10.1	335,118,380
Industrials	10.1	334,543,039
Energy	10.1	331,899,500
Consumer Discretionary	9.1	300,801,150
Utilities	6.4	209,765,805
Information Technology	6.2	203,421,658
Health Care	4.3	143,479,429
Short-Term Investments	0.8	26,611,058

Total Investments	100.1%	$3,304,429,700

Abbreviations:

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

MYR	-	Malaysian Ringgit

The Fund did not have any open financial instruments at April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,688,230,291

Gross unrealized appreciation	$548,844,958
Gross unrealized depreciation	(932,645,549)

Net unrealized depreciation	$(383,800,591)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$27,069,902	$1,317,886,228		$0	$1,344,956,130
Emerging Europe	28,362,466	637,258,129		3,501	665,624,096
Latin America	656,016,658	—		0	656,016,658
Middle East/Africa	4,666,459	580,873,886		81,008	585,621,353
Total Common Stocks	$716,115,485	$2,536,018,243	**	$84,509	$3,252,218,237
Equity-Linked Securities	$—	$25,366,078		$—	$25,366,078
Rights	221,846	—		—	221,846
Warrants	12,481	—		—	12,481
Short-Term Investments	—	26,611,058		—	26,611,058
Total Investments	$716,349,812	$2,587,995,379		$84,509	$3,304,429,700

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2016 is not presented. At April 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric Global Small-Cap Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Australia — 3.7%
Aconex, Ltd.(1)	2,347	$11,915
Adelaide Brighton, Ltd.	970	3,795
Alumina, Ltd.	3,204	3,618
Ansell, Ltd.	486	7,335
AWE, Ltd.(1)	3,708	1,935
Beach Energy, Ltd.	13,238	7,352
Challenger, Ltd.	919	6,216
Cleanaway Waste Management, Ltd.	4,376	2,613
CSG, Ltd.	4,974	5,265
DUET Group	14,436	24,664
DuluxGroup, Ltd.	752	3,642
GrainCorp, Ltd., Class A	840	5,207
Greencross, Ltd.	371	1,997
Healthscope, Ltd.	5,431	11,185
Investa Office Fund	2,551	8,055
IOOF Holdings, Ltd.	535	3,618
IRESS, Ltd.	881	7,758
JB Hi-Fi, Ltd.	315	5,240
Macquarie Atlas Roads Group	1,021	3,763
New Hope Corp., Ltd.	3,189	3,483
NEXTDC, Ltd.(1)	2,526	5,507
Orora, Ltd.	1,851	3,690
Primary Health Care, Ltd.	1,699	4,461
Recall Holdings, Ltd.	740	4,623
Reece, Ltd.	125	3,425
Regis Resources, Ltd.	5,382	11,970
Select Harvests, Ltd.	642	2,444
Sims Metal Management, Ltd.	311	2,224
Spotless Group Holdings, Ltd.	3,690	3,617
Star Entertainment Group, Ltd. (The)	2,682	11,452
Tabcorp Holdings, Ltd.	1,469	4,927
Tassal Group, Ltd.	1,158	3,421
TPG Telecom, Ltd.	819	6,638
Treasury Wine Estates, Ltd.	1,877	13,216
Vocus Communications, Ltd.	2,333	15,237
Whitehaven Coal, Ltd.(1)	2,505	1,454
WorleyParsons, Ltd.	1,970	10,353

		$237,315

Austria — 0.4%
AMAG Austria Metall AG(2)	72	$2,646
Conwert Immobilien Invest SE(1)	261	4,130
DO & Co. AG	59	6,700
Kapsch TrafficCom AG	97	3,336
RHI AG	317	6,823
Schoeller-Bleckmann Oilfield Equipment AG	67	4,521

		$28,156

Belgium — 0.8%
Agfa-Gevaert NV(1)	823	$3,272
Barco NV	38	2,653
Befimmo SCA Sicafi	28	1,873
Cie d’Entreprises CFE	56	5,566
Cofinimmo	20	2,486
D’Ieteren SA NV	85	3,770

1

Security	Shares	Value
Elia System Operator SA NV	124	$6,415
Euronav SA	475	5,232
EVS Broadcast Equipment SA	60	2,035
Fagron	45	329
Gimv NV	47	2,612
Mobistar SA(1)	268	5,866
Ontex Group NV	176	5,399
Tessenderlo Chemie NV(1)	113	3,889
ThromboGenics NV(1)	220	826

		$52,223

Brazil — 2.1%
Arteris SA	1,470	$4,295
BR Properties SA	1,400	4,181
Bradespar SA, PFC Shares	2,450	6,034
Braskem SA, PFC Shares	800	5,710
CETIP SA - Mercados Organizados	550	6,752
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,300	5,443
Cosan, Ltd.	1,200	6,455
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	7,167
Duratex SA	1,550	3,529
EcoRodovias Infraestrutura e Logistica SA	2,500	5,452
Equatorial Energia SA	900	11,132
Estacio Participacoes SA	500	1,726
Linx SA	125	1,719
Mahle-Metal Leve	500	3,290
Marcopolo SA, PFC Shares	11,900	8,166
Marfrig Global Foods SA(1)	3,800	7,171
Metalurgica Gerdau SA, PFC Shares	2,300	1,946
Minerva SA(1)	600	1,844
Odontoprev SA	2,577	7,838
QGEP Participacoes SA	3,100	3,677
Qualicorp SA	2,305	9,986
SLC Agricola SA	1,100	4,964
Sonae Sierra Brasil SA	1,100	5,501
Totvs SA	1,275	10,454
Valid Solucoes SA	200	2,035

		$136,467

Canada — 3.7%
Aimia, Inc.	497	$3,391
Algonquin Power & Utilities Corp.	1,000	8,735
Allied Properties REIT	181	5,100
Birchcliff Energy, Ltd.(1)	378	1,573
Bonterra Energy Corp.	78	1,682
Canadian Apartment Properties REIT	200	4,755
Canadian REIT	100	3,530
Capital Power Corp.	566	8,016
Celestica, Inc.(1)	500	5,360
Chartwell Retirement Residences	900	9,920
China Gold International Resources Corp., Ltd.(1)	1,591	3,221
Cineplex, Inc.	59	2,332
Cogeco Communications, Inc.	100	4,983
Computer Modelling Group, Ltd.	720	5,761
Corus Entertainment, Inc.	375	3,739
Cott Corp.	500	6,627
Descartes Systems Group, Inc. (The)(1)	247	4,553
Detour Gold Corp.(1)	500	10,724
E-L Financial Corp, Ltd.	4	2,267
Enbridge Income Fund Holdings, Inc.	111	2,565
Enerflex, Ltd.	317	3,042
Enghouse Systems, Ltd.	200	8,361
First Majestic Silver Corp.(1)	665	7,081

2

Security	Shares	Value
Freehold Royalties, Ltd.	374	$3,732
Gibson Energy, Inc.	306	4,548
Gran Tierra Energy, Inc.(1)	526	1,551
High Liner Foods, Inc.	271	3,683
Hudson’s Bay Co.	300	3,988
Jean Coutu Group PJC, Inc. (The)	300	4,562
Laurentian Bank of Canada	100	3,967
MacDonald Dettwiler & Associates, Ltd.	57	3,993
Manitoba Telecom Services, Inc.	89	2,329
Medical Facilities Corp.	499	6,765
Mullen Group, Ltd.	179	2,084
North West Co., Inc. (The)	352	7,824
Northland Power, Inc.	529	8,774
Novadaq Technologies, Inc.(1)	300	3,360
Parkland Fuel Corp.	150	2,861
Pason Systems, Inc.	201	2,922
Progressive Waste Solutions, Ltd.	200	6,437
Quebecor, Inc., Class B	123	3,290
Ritchie Bros Auctioneers, Inc.	132	3,787
RONA, Inc.	167	3,178
Sienna Senior Living, Inc.	400	5,129
Smart Real Estate Investment Trust	200	5,369
Stantec, Inc.	125	3,204
Tahoe Resources, Inc.	400	5,649
Toromont Industries, Ltd.	104	3,117
Veresen, Inc.	400	2,895
Westshore Terminals Investment Corp.	361	5,277
Yamana Gold, Inc.	800	3,966

		$235,559

Chile — 0.5%
A.F.P. Habitat SA	3,057	$4,005
Almendral SA	17,297	1,050
Banmedica SA	2,310	3,916
Besalco SA	3,333	1,145
Cap SA	1,418	5,044
Inversiones Aguas Metropolitanas SA	2,520	4,081
Ripley Corp. SA	8,187	4,021
Sigdo Koppers SA	3,329	4,686
Vina Concha y Toro SA	2,004	3,359

		$31,307

China — 2.9%
3SBio, Inc.(1)(2)	6,000	$7,243
Beijing Jingneng Clean Energy Co., Ltd., Class H	8,000	2,514
Biostime International Holdings, Ltd.	1,500	4,167
Carnival Group International Holdings, Ltd.(1)	30,000	3,901
China Datang Corp. Renewable Power Co., Ltd., Class H(1)	18,000	2,126
China Foods, Ltd.(1)	8,000	2,927
China Jinmao Holdings Group, Ltd.	10,000	2,876
China Oil & Gas Group, Ltd.(1)	62,000	4,459
China Shineway Pharmaceutical Group, Ltd.	2,000	2,286
China Suntien Green Energy Corp., Ltd., Class H	35,000	3,982
China Tian Lun Gas Holdings, Ltd.(1)	3,000	2,247
China Travel International Investment Hong Kong, Ltd.	20,000	5,880
China Water Affairs Group, Ltd.	16,000	7,929
China Zhongwang Holdings, Ltd.	7,600	3,785
CITIC Telecom International Holdings, Ltd.	12,000	4,982
E-House China Holdings, Ltd. ADR	300	1,983
Fufeng Group, Ltd.	12,000	3,751
Future Land Holdings Co., Ltd.	3,762	5,804
GOME Electrical Appliances Holding, Ltd.	33,000	4,232
Guangzhou Automobile Group Co., Ltd., Class H	2,000	2,329

3

Security	Shares	Value
Hanergy Thin Film Power Group, Ltd.(1)(3)	26,000	$0
Huabao International Holdings, Ltd.(1)	5,000	1,961
Imperial Pacific International Holdings, Ltd.(1)	260,000	5,040
Inner Mongolia Yitai Coal Co., Ltd., Class B	6,200	4,984
Intime Retail Group Co., Ltd.	5,000	4,496
Lee & Man Paper Manufacturing, Ltd.	10,000	6,580
Leju Holdings, Ltd. ADR	15	70
Renhe Commercial Holdings Co., Ltd.(1)	126,000	4,292
Shenguan Holdings Group, Ltd.	44,000	4,573
Shenzhen International Holdings, Ltd.	7,500	12,220
Shougang Fushan Resources Group, Ltd.	14,000	2,105
Shui On Land, Ltd.	14,500	3,803
Sinopec Kantons Holdings, Ltd.	10,000	5,278
Sohu.com, Inc.(1)	100	4,493
Sunny Optical Technology (Group) Co., Ltd.	2,000	6,168
TAL Education Group ADR(1)	100	5,786
Tech Pro Technology Development, Ltd.(1)	24,000	8,405
Vinda International Holdings, Ltd.	3,000	5,500
Xinyi Solar Holdings, Ltd.	16,000	6,286
Yuexiu Property Co., Ltd.	14,000	2,032
YY, Inc. ADR(1)	28	1,759
Zhaojin Mining Industry Co., Ltd., Class H	9,500	8,209

		$183,443

Denmark — 0.8%
ALK-Abello A/S	19	$3,091
GN Store Nord A/S	153	3,011
Jyske Bank A/S	64	2,619
Matas A/S	200	3,817
NKT Holding A/S	39	2,223
Rockwool International A/S	29	4,834
Royal Unibrew A/S	180	8,132
SimCorp A/S	218	9,807
Spar Nord Bank A/S	285	2,327
Topdanmark A/S(1)	96	2,542
United International Enterprises, Ltd.	19	2,830
Zealand Pharma A/S(1)	205	4,072

		$49,305

Finland — 0.9%
Metsa Board Oyj	1,877	$11,801
Oriola-KD Oyj, Series B	1,275	6,310
Raisio Oyj	1,138	5,613
Ramirent Oyj	365	2,553
Sponda Oyj	2,649	11,535
Tieto Oyj	439	11,536
Uponor Oyj	193	2,978
Valmet Oyj	305	3,830

		$56,156

France — 3.6%
Alten SA	168	$10,373
Arkema SA	160	12,771
bioMerieux	62	8,002
Edenred	176	3,472
Eutelsat Communications SA	98	3,045
Faurecia	143	5,908
Fonciere des Regions	52	4,919
Gecina SA	35	5,058
Groupe Eurotunnel SE	407	5,196
ICADE	48	3,776
Imerys SA	91	6,720
Ingenico Group SA	191	22,515

4

Security	Shares	Value
Ipsen SA	130	$7,860
IPSOS	159	4,741
JCDecaux SA	132	5,849
Lagardere SCA	116	3,078
Nexity SA	174	9,327
Orpea	44	3,630
Remy Cointreau SA	165	13,720
Rubis SCA	174	13,593
Sartorius Stedim Biotech	28	10,700
Societe BIC SA	47	6,673
Technip SA	378	22,155
UBISOFT Entertainment(1)	575	16,689
Vicat SA	71	4,942
Vilmorin & Cie SA	51	3,650
Virbac SA	49	8,936
Zodiac Aerospace	164	3,848

		$231,146

Germany — 3.3%
AIXTRON SE(1)	195	$971
Aurubis AG	78	4,239
Axel Springer SE	52	2,908
BayWa AG	46	1,608
Bechtle AG	33	3,451
Biotest AG, PFC Shares	81	1,472
Brenntag AG	78	4,582
Carl Zeiss Meditec AG	175	5,717
CompuGroup Medical SE	131	5,148
Deutsche EuroShop AG	219	10,218
Deutsche Lufthansa AG	142	2,211
Draegerwerk AG & Co. KGaA, PFC Shares	33	2,193
Fielmann AG	46	3,399
Fraport AG	37	2,243
Freenet AG	724	22,163
Fuchs Petrolub SE	87	3,211
Fuchs Petrolub SE, PFC Shares	125	5,352
Gerry Weber International AG	112	1,618
Grand City Properties SA	264	5,841
GRENKELEASING AG	30	5,921
Hawesko Holding AG	53	2,426
Hella KGaA Hueck & Co.	127	4,861
Hugo Boss AG	71	4,531
Krones AG	32	3,655
KUKA AG	48	4,741
LANXESS AG	78	4,085
LEG Immobilien AG(1)	74	6,864
MorphoSys AG(1)	79	3,964
MTU Aero Engines AG	32	3,025
Pfeiffer Vacuum Technology AG	51	5,493
QSC AG	3,096	4,809
Rhoen-Klinikum AG	256	7,965
Sartorius AG, PFC Shares	23	5,684
Software AG	105	4,020
Suedzucker AG	333	5,880
Symrise AG	169	11,217
TAG Immobilien AG	228	3,031
United Internet AG	189	9,238
Vossloh AG(1)	59	4,088
Wincor Nixdorf AG(1)	53	2,901
Wirecard AG	238	10,308
Zalando SE(1)(2)	184	6,108

		$213,360

5

Security	Shares	Value
Greece — 0.4%
Aegean Marine Petroleum Network, Inc.	700	$5,628
Ellaktor SA(1)	1,575	2,297
GEK Terna Holding Real Estate Construction SA(1)	686	1,344
Hellenic Exchanges - Athens Stock Exchange SA	1,001	5,700
Intralot SA(1)	1,505	1,759
LAMDA Development SA(1)	461	2,001
Metka SA	283	2,166
StealthGas, Inc.(1)	500	1,955
Terna Energy SA	1,369	4,335

		$27,185

Hong Kong — 2.2%
APT Satellite Holdings, Ltd.	3,750	$2,976
Canvest Environmental Protection Group Co., Ltd.(1)	12,000	5,590
Champion REIT	6,000	3,212
China Huarong Energy Co., Ltd.(1)	30,800	2,965
China Railway Signal & Communication Corp, Ltd.(1)(2)	6,000	3,558
China Traditional Chinese Medicine Co., Ltd.(1)	10,000	4,692
China Water Industry Group, Ltd.(1)	16,000	2,735
Chow Sang Sang Holdings International, Ltd.	2,000	3,243
CK Life Sciences Int’l., (Holdings) Inc.	48,000	4,570
Fortune REIT	3,000	3,319
Fullshare Holdings, Ltd.(1)	20,000	6,378
G-Resources Group, Ltd.	114,000	2,619
Giordano International, Ltd.	6,000	2,711
Great Eagle Holdings, Ltd.	1,000	4,051
HC International, Inc.(1)	10,000	6,636
HKBN, Ltd.	7,000	8,590
Honbridge Holdings, Ltd.(1)	14,000	1,075
Hopewell Highway Infrastructure, Ltd.	8,050	4,012
Hopewell Holdings, Ltd.	1,000	3,368
Hua Han Health Industry Holdings, Ltd.	40,000	4,212
Johnson Electric Holdings, Ltd.	1,500	4,423
KuangChi Science, Ltd.(1)	30,000	14,344
Pacific Andes International Holdings, Ltd.(1)(3)	100,000	941
PAX Global Technology, Ltd.	4,000	3,450
Phoenix Healthcare Group Co., Ltd.	5,000	7,574
SA SA International Holdings, Ltd.	4,000	1,219
Sino Oil and Gas Holdings, Ltd.(1)	95,000	2,224
Tong Ren Tang Technologies Co., Ltd.	3,000	4,707
Truly International Holdings, Ltd.	8,000	3,123
Up Energy Development Group, Ltd.(1)	28,000	429
Vitasoy International Holdings, Ltd.	6,000	11,217
Yanchang Petroleum International, Ltd.(1)	50,000	1,041
Yuexiu REIT	6,000	3,323

		$138,527

India — 0.1%
Videocon d2h, Ltd. ADR(1)	300	$2,337
WNS Holdings, Ltd. ADR(1)	130	4,120

		$6,457

Indonesia — 0.5%
Bank Tabungan Negara Tbk PT	38,900	$5,173
Garuda Indonesia Persero Tbk PT(1)	103,402	3,471
Hanson International Tbk PT(1)	65,000	3,986
Holcim Indonesia Tbk PT	17,500	1,371
MNC Investama Tbk PT	197,100	2,520
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	3,650
Sigmagold Inti Perkasa Tbk PT(1)	85,000	2,694
Siloam International Hospitals Tbk PT	5,800	3,714
Sugih Energy Tbk PT(1)	91,000	2,379

		$28,958

6

Security	Shares	Value
Ireland — 0.4%
C&C Group PLC	1,034	$4,657
Dalata Hotel Group PLC(1)	640	3,233
FBD Holdings PLC(1)	164	1,198
FleetMatics Group PLC(1)	127	4,604
Green REIT PLC	1,906	3,144
Irish Continental Group PLC	649	3,833
Kenmare Resources PLC(1)	15,591	194
UDG Healthcare PLC	631	5,651

		$26,514

Israel — 0.4%
Alony Hetz Properties & Investments, Ltd.	403	$3,314
Delek Automotive Systems, Ltd.	427	3,973
Evogene, Ltd.(1)	233	1,714
Oil Refineries, Ltd.(1)	12,316	4,477
Orbotech, Ltd.(1)	149	3,588
Partner Communications Co., Ltd.(1)	927	4,812
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	70	2,875
Sarine Technologies, Ltd.	2,800	3,434

		$28,187

Italy — 1.8%
ACEA SpA	349	$5,133
Amplifon SpA	446	4,107
Ansaldo STS SpA	280	3,399
Autogrill SpA(1)	314	2,665
Banca Generali SpA	173	5,148
Banca Popolare di Sondrio SCARL	653	2,442
Brunello Cucinelli SpA	131	2,572
Danieli & C. Officine Meccaniche SpA	139	3,051
De’Longhi SpA	113	2,609
DiaSorin SpA	159	9,295
Ei Towers SpA	234	13,737
ERG SpA	683	8,904
Hera SpA	3,417	10,292
Infrastrutture Wireless Italiane SpA(1)(2)	1,863	9,566
International Game Technology PLC	112	1,942
Italmobiliare SpA, PFC Shares	230	7,422
MARR SpA	177	3,606
Societa Iniziative Autostradali e Servizi SpA	723	7,562
Unipol Gruppo Finanziario SpA	940	4,036
Zignago Vetro SpA	773	5,123

		$112,611

Japan — 7.4%
Adastria Co., Ltd.	100	$3,314
ADEKA Corp.	300	4,207
Ai Holdings Corp.	300	8,573
Aica Kogyo Co., Ltd.	300	6,695
Anritsu Corp.	1,000	5,948
Autobacs Seven Co., Ltd.	400	6,901
Awa Bank, Ltd. (The)	1,000	5,086
Azbil Corp.	200	5,132
Capcom Co., Ltd.	300	6,911
Cosmo Energy Holdings Co., Ltd.	300	3,807
Daiichikosho Co., Ltd.	300	12,577
Daishi Bank, Ltd. (The)	1,000	3,466
Daiwa House Residential Investment Corp.	2	4,909
Daiwa Office Investment Corp.	1	6,426
Denka Co., Ltd.	1,000	4,210
Disco Corp.	100	8,499
Enplas Corp.	200	5,655

7

Security	Shares	Value
Fancl Corp.	700	$9,343
FP Corp.	200	8,846
Furukawa Electric Co., Ltd.	3,000	7,345
Hogy Medical Co., Ltd.	100	5,569
Hokuetsu Kishu Paper Co., Ltd.	1,000	6,323
House Foods Group, Inc.	300	5,756
IT Holdings Corp.	200	4,726
Itochu Enex Co., Ltd.	500	4,094
Itoham Yonekyu Holdings, Inc. (1)	1,000	7,603
Japan Excellent, Inc.	3	4,273
Japan Hotel REIT Investment Corp.	8	7,217
Japan Logistics Fund, Inc.	2	4,440
Keiyo Bank, Ltd. (The)	1,000	3,656
Kenedix Office Investment Corp.	1	5,855
Komeri Co., Ltd.	200	5,015
Kureha Corp.	1,000	3,431
KYORIN Holdings, Inc.	300	5,919
Kyowa Exeo Corp.	500	5,652
Kyushu Financial Group, Inc.	1,800	9,448
Lion Corp.	1,000	12,304
Megmilk Snow Brand Co., Ltd.	300	6,952
Miura Co., Ltd.	400	7,489
Mori Hills REIT Investment Corp.	3	4,502
Morinaga Milk Industry Co., Ltd.	2,000	10,487
Nagase & Co., Ltd.	400	4,435
Nakanishi, Inc.	100	3,277
Nichi-Iko Pharmaceutical Co., Ltd.	200	4,756
Nichirei Corp.	1,000	8,704
Nihon Kohden Corp.	400	9,959
Nippon Accommodations Fund, Inc.	1	4,227
Nippon Light Metal Holdings Co., Ltd.	2,400	4,235
Nipro Corp.	500	4,871
Nishi-Nippon Railroad Co., Ltd.	1,000	6,099
NOF Corp.	1,000	7,871
Nomura Real Estate Master Fund, Inc.	3	4,706
Noritz Corp.	400	6,688
NS Solutions Corp.	400	6,954
Okinawa Electric Power Co., Inc. (The)	400	10,222
Pilot Corp.	200	7,927
Plenus Co., Ltd.	200	3,668
Rohto Pharmaceutical Co., Ltd.	500	8,511
Ryosan Co., Ltd.	200	4,792
Sawai Pharmaceutical Co., Ltd.	200	12,884
Seino Holdings Co., Ltd.	700	7,114
Shimachu Co., Ltd.	200	4,655
Shinko Plantech Co., Ltd.	500	3,804
Ship Healthcare Holdings, Inc.	200	4,936
Sumitomo Forestry Co., Ltd.	400	4,618
Sumitomo Osaka Cement Co., Ltd.	2,000	8,623
T-Gaia Corp.	400	4,858
Tokyo Ohka Kogyo Co., Ltd.	200	5,592
Tokyo Seimitsu Co., Ltd.	300	6,221
Towa Pharmaceutical Co., Ltd.	100	4,596
Toyobo Co., Ltd.	3,000	5,098
UACJ Corp.	1,000	2,032
UNY Group Holdings Co., Ltd.	1,200	8,757
Wacoal Holdings Corp.	1,000	12,057
Xebio Holdings Co., Ltd.	200	3,190
ZERIA Pharmaceutical Co., Ltd.	200	2,493

		$471,991

8

Security	Shares	Value
Malaysia — 1.0%
Airasia Bhd	12,200	$5,922
Berjaya Auto Bhd	8,400	4,728
Berjaya Sports Toto Bhd	4,261	3,316
Gas Malaysia Bhd	3,800	2,243
Karex Bhd	8,550	5,661
KNM Group Bhd(1)	66,400	8,040
Mah Sing Group Bhd	9,500	3,548
My EG Services Bhd	8,000	4,112
Puncak Niaga Holdings Bhd	4,400	1,351
Scientex Bhd	2,300	7,356
Silverlake Axis, Ltd.	7,200	3,019
Supermax Corp. Bhd	11,800	7,849
TIME dotCom Bhd	2,800	5,284

		$62,429

Mexico — 0.9%
Alpek SAB de CV	4,400	$7,373
Axtel SA de CV, Series CPO(1)	7,600	3,384
Concentradora Fibra Danhos SA de CV	2,400	5,383
El Puerto de Liverpool SAB de CV	400	4,546
Genomma Lab Internacional SAB de CV(1)	6,100	6,701
Grupo Aeromexico SAB de CV(1)	2,800	6,388
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	5,798
Grupo Herdez SAB de CV	1,600	3,520
Grupo Simec SA de CV, Series B(1)	1,300	4,332
Megacable Holdings SAB de CV	900	4,162
Organizacion Cultiba SAB de CV	2,700	3,735
PLA Administradora Industrial S de RL de CV	2,500	4,598

		$59,920

Netherlands — 1.7%
Arcadis NV	387	$6,634
AVG Technologies NV(1)	300	5,940
Beter Bed Holding NV	320	7,771
Boskalis Westminster	120	5,004
Cimpress NV(1)	100	8,787
Eurocommercial Properties NV	156	7,286
Fugro NV(1)	223	4,542
InterXion Holding NV(1)	272	9,215
Lucas Bols BV(1)(2)	304	6,101
SBM Offshore NV	800	10,716
Sligro Food Group NV	249	9,927
TKH Group NV	171	6,761
TNT Express NV(1)	976	8,860
Vastned Retail NV	139	6,122
Wereldhave NV	80	4,124

		$107,790

New Zealand — 0.4%
A2 Milk Co., Ltd.(1)	3,484	$4,285
New Zealand Oil & Gas, Ltd.(1)	4,006	1,352
Nuplex Industries, Ltd.	1,410	5,181
Property for Industry, Ltd.	3,009	3,474
Skellerup Holdings, Ltd.	3,673	3,384
Summerset Group Holdings, Ltd.	2,032	6,293

		$23,969

Norway — 0.9%
ABG Sundal Collier Holding ASA	3,080	$2,149
Atea ASA	272	2,552
Austevoll Seafood ASA	600	5,048
Avance Gas Holding, Ltd.(2)	216	1,472
Borregaard ASA	1,022	7,649

9

Security	Shares	Value
Ekornes ASA	639	$7,459
Hoegh LNG Holdings, Ltd.	194	2,264
Nordic Semiconductor ASA(1)	453	2,635
Norway Royal Salmon ASA	322	4,161
Opera Software ASA	232	1,895
Prosafe SE	1,040	627
Protector Forsikring ASA	837	8,184
Scatec Solar ASA(2)	549	2,419
Stolt-Nielsen, Ltd.	272	3,597
Tomra Systems ASA	291	3,380

		$55,491

Poland — 0.4%
Asseco Poland SA	321	$4,872
Ciech SA(1)	256	4,746
Emperia Holding SA	136	2,040
Fabryki Mebli Forte SA	283	4,894
KRUK SA	76	3,793
Lubelski Wegiel Bogdanka SA	27	324
Netia SA	2,062	2,729
Neuca SA	36	3,093
PKP Cargo SA	136	1,470

		$27,961

Portugal — 0.4%
Banco BPI SA(1)	5,475	$6,861
CTT-Correios de Portugal SA	435	4,023
Pharol SGPS SA(1)	11,006	1,792
REN - Redes Energeticas Nacionais SGPS SA	2,462	7,384
Semapa-Sociedade de Investimento e Gestao	248	3,143
Sonaecom SGPS SA	1,352	3,532

		$26,735

Russia — 0.9%
AK Transneft OAO, PFC Shares	4	$12,300
CTC Media, Inc.(1)	1,000	1,970
E.ON Russia JSC	62,421	2,544
Globaltrans Investment PLC GDR(4)	884	3,375
Inter RAO UES PJSC	234,000	6,621
Lenta, Ltd. GDR(1)(4)	519	3,354
Luxoft Holding, Inc.(1)	100	5,781
O’Key Group SA GDR	357	823
PIK Group PJSC(1)	1,530	5,917
Polymetal International PLC	450	4,665
QIWI PLC ADR	146	1,785
Rostelecom PJSC	2,950	4,457
TCS Group Holding PLC GDR(1)(4)	1,515	5,982

		$59,574

Singapore — 0.9%
ARA Asset Management, Ltd.	2,000	$1,760
Boustead Singapore, Ltd.	1,600	926
BW LPG, Ltd.(2)	435	2,614
CDL Hospitality Trusts	4,000	4,145
China Everbright Water, Ltd.(1)	5,900	2,843
CSE Global, Ltd.	15,400	4,907
CWT, Ltd.	3,900	5,997
Ezra Holdings, Ltd.(1)	44,020	3,315
Haw Par Corp, Ltd.	700	4,672
Keppel Infrastructure Trust	11,000	4,008
Metro Holdings, Ltd.	4,000	3,002
OSIM International, Ltd.	2,000	2,061
Sheng Siong Group, Ltd.	8,000	5,289
SIIC Environment Holdings, Ltd.(1)	9,400	4,876

10

Security	Shares	Value
UMS Holdings, Ltd.	6,000	$2,763
United Engineers, Ltd.	2,000	3,470

		$56,648

South Africa — 0.9%
Adcock Ingram Holdings, Ltd.	819	$2,420
AECI, Ltd.	397	2,673
African Bank Investments, Ltd.(1)(3)	4,545	0
Attacq, Ltd.(1)	2,304	3,372
AVI, Ltd.	610	3,785
Curro Holdings, Ltd.(1)	1,766	4,901
EOH Holdings, Ltd.	379	3,690
Exxaro Resources, Ltd.	644	4,087
Famous Brands, Ltd.	417	3,327
Hosken Consolidated Investments, Ltd.	284	2,403
Illovo Sugar, Ltd.	1,950	3,329
KAP Industrial Holdings, Ltd.	7,474	3,314
Lewis Group, Ltd.	494	1,665
Reunert, Ltd.	684	3,438
Royal Bafokeng Platinum, Ltd.(1)	494	1,515
Sibanye Gold, Ltd.	1,483	5,676
Tongaat Hulett, Ltd.	328	2,712
Vukile Property Fund, Ltd.	5,597	6,840

		$59,147

South Korea — 3.6%
Asiana Airlines, Inc.(1)	1,317	$5,515
Binggrae Co., Ltd.	88	5,259
Com2uSCorp(1)	78	8,825
Cosmax BTI, Inc.	84	3,889
Crown Confectionery Co., Ltd.	15	6,490
Daou Technology, Inc.	324	6,612
Dongkuk Steel Mill Co., Ltd.(1)	927	7,719
Dongwon Industries Co., Ltd.	20	5,095
EO Technics Co., Ltd.	45	4,460
Fila Korea, Ltd.	65	5,928
GS Home Shopping, Inc.	30	4,850
Hanil Cement Co., Ltd.	24	2,510
Hanjin Transportation Co., Ltd.	164	5,383
Hansol Chemical Co., Ltd.	74	4,673
Huchems Fine Chemical Corp.	132	2,328
Huons Co., Ltd.	65	4,576
Ilyang Pharmaceutical Co., Ltd.(1)	116	4,762
iMarketKorea, Inc.	99	1,470
JB Financial Group Co., Ltd.	1,307	6,698
KB Insurance Co., Ltd.	430	11,674
Kolon Industries, Inc.	76	4,656
Komipharm International Co., Ltd.(1)	228	7,916
Korea District Heating Corp.	92	5,710
Korea Real Estate Investment & Trust Co., Ltd.	2,231	6,859
LF Corp.	169	3,811
LG Hausys, Ltd.	18	2,361
LG International Corp.	277	9,170
LG Life Sciences, Ltd.(1)	96	5,747
Lock & Lock Co., Ltd.	270	3,139
LOTTE Fine Chemical Co., Ltd.	102	3,351
Lotte Food Co., Ltd.	8	5,748
LOTTE Himart Co., Ltd.	90	4,446
LS Industrial Systems Co., Ltd.	72	3,289
Mirae Asset Life Insurance Co., Ltd.	1,235	5,300
Muhak Co., Ltd.	149	4,193
Nexen Tire Corp.	304	3,868
NHN Entertainment Corp.(1)	147	7,793
Osstem Implant Co., Ltd.(1)	88	5,510

11

Security	Shares	Value
Posco ICT Co., Ltd.(1)	584	$2,934
S&T Motiv Co., Ltd.	65	3,789
Samchully Co., Ltd.	25	2,350
Seegene, Inc.(1)	146	4,464
SK Chemicals Co., Ltd.	71	4,521
SK Gas, Ltd.	34	2,537
SM Entertainment Co.(1)	140	5,022
Tongyang, Inc.	1,685	5,191

		$232,391

Spain — 1.7%
Almirall SA	611	$10,058
Baron de Ley(1)	34	3,976
Bolsas y Mercados Espanoles SHMSF SA	231	7,832
Cellnex Telecom SAU(2)	698	11,535
CIE Automotive SA	442	7,998
Duro Felguera SA	747	1,348
Ebro Foods SA	165	3,744
Enagas SA	391	11,937
Ence Energia y Celulosa SA	3,003	8,689
Faes Farma SA	882	2,779
Grupo Catalana Occidente SA	111	3,521
Indra Sistemas SA(1)	738	8,667
Melia Hotels International SA	398	5,022
Prosegur Cia de Seguridad SA	917	5,312
Tecnicas Reunidas SA	156	5,259
Vidrala SA	80	4,767
Viscofan SA	89	5,000
Zardoya Otis SA	413	4,389

		$111,833

Sweden — 1.9%
AAK AB	146	$11,042
Atrium Ljungberg AB	326	5,168
Axfood AB	660	12,237
BillerudKorsnas AB	419	6,516
Clas Ohlson AB, Class B	452	9,126
Com Hem Holding AB	570	5,059
Fingerprint Cards AB, Class B(1)	105	6,297
Hexpol AB	1,220	12,626
Hufvudstaden AB, Class A	350	5,432
Industrial & Financial Systems, Class B	150	6,810
Indutrade AB	83	4,657
Loomis AB, Class B	101	2,806
NIBE Industrier AB, Class B	174	6,050
Swedish Orphan Biovitrum AB(1)	1,121	16,375
Unibet Group PLC SDR	376	4,247
Wallenstam AB, Class B	752	6,325

		$120,773

Switzerland — 3.6%
Alpiq Holding, Ltd.(1)	38	$2,540
APG SGA SA	10	4,197
Ascom Holding AG	265	4,342
Barry Callebaut AG(1)	7	8,235
Burckhardt Compression Holdings AG	18	6,416
Chocoladefabriken Lindt & Spruengli AG PC	3	18,382
Clariant AG(1)	726	13,755
Comet Holding AG	6	4,181
dorma+kaba Holding AG	19	12,338
Dufry AG(1)	79	10,414
Emmi AG	18	10,791
Ems-Chemie Holding AG	19	9,402
Flughafen Zuerich AG	16	14,699

12

Security	Shares	Value
Galenica AG	5	$7,320
Georg Fischer AG	7	5,691
Inficon Holding AG	14	4,626
Kudelski SA	376	6,416
Kuoni Reisen Holding AG(1)	21	8,078
Metall Zug AG	2	6,135
Mobimo Holding AG	54	12,373
Schmolz & Bickenbach AG(1)	8,274	6,045
Sonova Holding AG	98	13,120
Straumann Holding AG	22	7,638
Sunrise Communications Group AG(1)(2)	84	5,145
Temenos Group AG	174	9,030
Valora Holding AG	24	5,862
Vontobel Holding AG	378	16,391

		$233,562

Taiwan — 1.8%
Ability Enterprise Co., Ltd.	2,399	$1,383
China Bills Finance Corp.	8,000	3,050
China Synthetic Rubber Corp.	3,270	2,407
ChipMOS TECHNOLOGIES Bermuda, Ltd.	200	3,364
Chlitina Holding, Ltd.	1,000	7,025
Chong Hong Construction Co., Ltd.	4,000	6,399
Coretronic Corp.	4,000	3,630
E Ink Holdings, Inc.(1)	8,000	3,706
Formosan Rubber Group, Inc.	10,000	5,154
Gigabyte Technology Co., Ltd.	4,000	4,270
Hota Industrial Manufacturing Co., Ltd.	2,059	9,851
Kerry TJ Logistics Co., Ltd.	3,000	3,870
Lien Hwa Industrial Corp.	10,000	6,224
Long Bon International Co., Ltd.	6,000	3,435
MIN AIK Technology Co., Ltd.	1,000	1,549
PharmaEngine, Inc.	1,000	6,894
Primax Electronics, Ltd.	3,000	3,517
Prince Housing & Development Corp.	10,000	3,655
Sercomm Corp.	2,000	4,742
TA Chen Stainless Pipe Co., Ltd.	5,204	2,546
Taiwan Hon Chuan Enterprise Co., Ltd.	3,000	4,725
Taiwan Paiho, Ltd.	3,000	9,008
Taiwan Shin Kong Security Co., Ltd.	3,030	3,759
Xxentria Technology Materials Corp.	1,700	4,588
YungShin Global Holding Corp.	3,000	4,465

		$113,216

Thailand — 0.5%
Bangkok Chain Hospital PCL(5)	10,700	$3,152
Bangkok Expressway & Metro PCL(5)	32,890	5,598
Hana Microelectronics PCL(5)	2,700	2,565
Major Cineplex Group PCL(5)	4,400	3,964
Polyplex Thailand PCL(5)	12,700	2,634
SPCG PCL(5)	5,900	3,525
Thai Vegetable Oil PCL(5)	4,200	3,094
Thanachart Capital PCL(5)	4,400	4,371

		$28,903

Turkey — 0.5%
Akcansa Cimento AS	449	$2,319
Aksa Enerji Uretim AS(1)	2,157	2,200
Bizim Toptan Satis Magazalari AS	234	1,469
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,337	3,976
Cimsa Cimento Sanayi ve Ticaret AS	416	2,421
Dogan Sirketler Grubu Holding AS(1)	26,101	5,316
Eczacibasi Ilac Sanayi ve Ticaret AS	2,706	3,431

13

Security	Shares	Value
Is Gayrimenkul Yatirim Ortakligi AS	9,940	$6,713
Net Holding AS(1)	2,214	2,463

		$30,308

United Kingdom — 7.2%
A.G. BARR PLC	416	$3,401
Auto Trader Group PLC(2)	1,169	6,421
BBA Aviation PLC	1,694	4,960
Beazley PLC	1,650	7,864
Berendsen PLC	317	5,477
Britvic PLC	734	7,562
BTG PLC(1)	1,108	9,606
Cairn Energy PLC(1)	3,128	10,256
Cambian Group PLC	4,616	4,123
Capital & Counties Properties PLC	1,928	9,975
Centamin PLC	4,786	8,464
Circassia Pharmaceuticals PLC(1)	919	3,621
Cobham PLC	810	1,828
Cranswick PLC	187	6,122
Croda International PLC	186	8,194
Daily Mail & General Trust PLC, Class A	331	3,382
Dairy Crest Group PLC	556	4,591
De La Rue PLC	835	5,919
Dechra Pharmaceuticals PLC	495	8,007
Devro PLC	1,216	4,960
Domino’s Pizza Group PLC	751	10,097
Dunelm Group PLC	551	7,115
Elementis PLC	1,668	5,264
Fidessa Group PLC	343	11,958
Genus PLC	390	8,561
Great Portland Estates PLC	347	3,848
Greene King PLC	330	3,949
Greggs PLC	519	7,850
Gulf Marine Services PLC	2,454	1,759
Halma PLC	667	8,705
Hays PLC	2,382	4,469
Hill & Smith Holdings PLC	431	5,881
Howden Joinery Group PLC	541	3,913
IG Group Holdings PLC	447	5,057
James Fisher & Sons PLC	226	4,671
Jardine Lloyd Thompson Group PLC	485	6,141
John Wood Group PLC	1,430	13,082
Kcom Group PLC	8,923	13,490
Lamprell PLC(1)	2,500	3,172
Lancashire Holdings, Ltd.	514	4,131
Marshalls PLC	933	4,377
Melrose Industries PLC	589	3,218
Merlin Entertainments PLC(2)	502	3,171
Micro Focus International PLC	746	16,686
Moneysupermarket.com Group PLC	1,776	8,158
National Express Group PLC	759	3,604
NMC Health PLC	400	6,119
Pennon Group PLC	1,982	23,554
Renewables Infrastructure Group, Ltd. (The)	5,855	8,777
Rentokil Initial PLC	1,494	3,850
Rexam PLC	971	8,880
RPC Group PLC	335	3,575
Segro PLC	990	6,049
Shaftesbury PLC	439	5,839
Soco International PLC	1,980	4,288
Synthomer PLC	1,038	5,288
TalkTalk Telecom Group PLC	3,382	13,241
Tate & Lyle PLC	1,234	10,624

14

Security	Shares	Value
Telecom Plus PLC	424	$5,776
Torm PLC(1)	235	2,983
Tullow Oil PLC(1)	3,568	14,662
UBM PLC	427	3,558
Ultra Electronics Holdings PLC	486	12,550
Vectura Group PLC(1)	2,562	6,439
WH Smith PLC	163	3,993
William Hill PLC	1,462	6,694
WS Atkins PLC	205	4,000

		$457,799

United States — 32.7%
ACI Worldwide, Inc.(1)	423	$8,456
Acorda Therapeutics, Inc.(1)	611	15,794
Aegerion Pharmaceuticals, Inc.(1)	1,159	3,303
Akorn, Inc.(1)	617	15,703
Alexandria Real Estate Equities, Inc.	164	15,244
Alleghany Corp.(1)	17	8,862
Allegiant Travel Co.	139	22,319
ALLETE, Inc.	236	13,261
Alliant Energy Corp.	300	21,156
Anworth Mortgage Asset Corp.	1,864	8,798
AptarGroup, Inc.	163	12,388
Arthur J. Gallagher & Co.	256	11,786
Aspen Technology, Inc.(1)	272	10,344
athenahealth, Inc.(1)	135	17,996
Avangrid, Inc.	264	10,586
Avery Dennison Corp.	212	15,393
Avista Corp.	353	14,145
Balchem Corp.	168	10,308
Bemis Co., Inc.	251	12,595
Blackbaud, Inc.	170	10,501
Boston Beer Co., Inc. (The), Class A(1)	55	8,584
Bristow Group, Inc.	578	13,248
Buckle, Inc. (The)	403	11,663
Cabot Corp.	343	16,735
Cabot Microelectronics Corp.	174	7,289
CACI International, Inc., Class A(1)	123	11,826
Calgon Carbon Corp.	468	7,671
Camden Property Trust	192	15,500
Capstead Mortgage Corp.	766	7,446
Casey’s General Stores, Inc.	116	12,992
Cheesecake Factory, Inc. (The)	279	14,232
Chemours Co. (The)	1,300	11,856
Chesapeake Energy Corp.	2,600	17,862
CLARCOR, Inc.	230	13,517
Cloud Peak Energy, Inc.(1)	541	1,196
Cogent Communications Group, Inc.	170	6,579
Colony Starwood Homes	378	9,212
CommVault Systems, Inc.(1)	113	4,946
Conn’s, Inc.(1)	216	2,968
Contango Oil & Gas Co.(1)	155	1,950
Convergys Corp.	361	9,567
Cornerstone OnDemand, Inc.(1)	308	10,580
Cracker Barrel Old Country Store, Inc.	93	13,616
Cree, Inc.(1)	200	4,902
Cypress Semiconductor Corp.	500	4,515
CYS Investments, Inc.	918	7,445
Delek US Holdings, Inc.	569	9,041
Diamondback Energy, Inc.(1)	238	20,606
Dril-Quip, Inc.(1)	290	18,798
El Paso Electric Co.	294	13,259
Endurance Specialty Holdings, Ltd.	140	8,957

15

Security	Shares	Value
Finish Line, Inc. (The), Class A	255	$5,036
FLIR Systems, Inc.	100	3,021
GCP Applied Technologies, Inc.(1)	206	4,559
Global Payments, Inc.	205	14,770
GNC Holdings, Inc., Class A	623	15,176
Government Properties Income Trust	629	11,901
Graphic Packaging Holding Co.	838	11,129
GulfMark Offshore, Inc., Class A(1)	164	1,112
Haemonetics Corp.(1)	658	21,339
Hatteras Financial Corp.	685	10,885
Heartland Express, Inc.	1,065	19,287
Hecla Mining Co.	3,530	15,214
Helen of Troy, Ltd.(1)	259	25,778
Hibbett Sports, Inc.(1)	711	25,667
Hillenbrand, Inc.	397	12,033
HSN, Inc.	168	8,909
Hubbell, Inc.	500	52,880
Investors Bancorp, Inc.	1,167	13,479
J&J Snack Foods Corp.	95	9,607
Kirby Corp.(1)	600	38,292
Lancaster Colony Corp.	72	8,388
Leidos Holdings, Inc.	100	4,961
Lexicon Pharmaceuticals, Inc.(1)	1,456	20,107
Louisiana-Pacific Corp.(1)	446	7,582
Manhattan Associates, Inc.(1)	360	21,794
ManTech International Corp., Class A	190	6,422
MarketAxess Holdings, Inc.	169	20,746
MAXIMUS, Inc.	265	14,019
Medicines Co. (The)(1)	366	13,026
Mentor Graphics Corp.	364	7,265
MFA Financial, Inc.	1,138	7,864
Mid-America Apartment Communities, Inc.	171	16,366
Middleby Corp.(1)	160	17,542
Monro Muffler Brake, Inc.	242	16,751
Mueller Industries, Inc.	430	13,571
Murphy USA, Inc.(1)	500	28,710
National Health Investors, Inc.	156	10,622
National Retail Properties, Inc.	272	11,903
Nektar Therapeutics(1)	1,272	19,945
New Jersey Resources Corp.	432	15,414
NewMarket Corp.	23	9,339
Northwest Bancshares, Inc.	864	12,113
Northwest Natural Gas Co.	205	10,566
NorthWestern Corp.	292	16,597
Owens & Minor, Inc.	655	23,835
Packaging Corp. of America	175	11,354
PDC Energy, Inc.(1)	280	17,581
People’s United Financial, Inc.	900	13,950
PerkinElmer, Inc.	500	25,210
Piedmont Natural Gas Co., Inc.	304	18,179
Pilgrim’s Pride Corp.(1)	600	16,146
Plantronics, Inc.	191	7,344
PNM Resources, Inc.	484	15,333
PolyOne Corp.	196	7,052
Portland General Electric Co.	361	14,339
Post Properties, Inc.	251	14,397
ProAssurance Corp.	250	11,933
PulteGroup, Inc.	1,500	27,585
RBC Bearings, Inc.(1)	197	14,440
Reinsurance Group of America, Inc.	162	15,426
RenaissanceRe Holdings, Ltd.	153	16,969
RLI Corp.	236	14,674
RMR Group, Inc. (The)	6	150

16

Security		Shares	Value
Rollins, Inc.		540	$14,510
Royal Gold, Inc.		229	14,340
RPM International, Inc.		247	12,481
Sanderson Farms, Inc.		148	13,578
Saul Centers, Inc.		131	6,967
Schweitzer-Mauduit International, Inc.		204	7,016
Seaboard Corp.(1)		3	9,009
SemGroup Corp., Class A		304	9,321
Sensient Technologies Corp.		197	13,248
Six Flags Entertainment Corp.		598	35,910
Snyder’s-Lance, Inc.		250	7,993
Sonoco Products Co.		253	11,863
Sovran Self Storage, Inc.		123	13,065
SS&C Technologies Holdings, Inc.		338	20,669
Starwood Property Trust, Inc.		392	7,589
Stepan Co.		130	7,968
STERIS PLC		490	34,628
Take-Two Interactive Software, Inc.(1)		473	16,167
Tanger Factory Outlet Centers, Inc.		267	9,366
Team Health Holdings, Inc.(1)		400	16,732
Teledyne Technologies, Inc.(1)		189	17,568
Telephone & Data Systems, Inc.		500	14,785
Tenet Healthcare Corp.(1)		700	22,183
Tennant Co.		189	10,094
TiVo, Inc.(1)		471	4,701
TreeHouse Foods, Inc.(1)		151	13,348
Tyler Technologies, Inc.(1)		74	10,834
Ultimate Software Group, Inc.(1)		86	16,907
Universal Corp.		121	6,601
Vector Group, Ltd.		458	9,893
Verint Systems, Inc.(1)		100	3,384
ViaSat, Inc.(1)		101	7,747
W.R. Grace & Co.(1)		206	15,796
Watsco, Inc.		124	16,674
Weis Markets, Inc.		197	8,967
West Pharmaceutical Services, Inc.		286	20,363
Westamerica Bancorporation		258	12,570
Western Refining, Inc.		423	11,319
WGL Holdings, Inc.		239	16,226
Williams-Sonoma, Inc.		280	16,458
World Fuel Services Corp.		430	20,094
WR Berkley Corp.		300	16,800

			$2,090,812

Total Common Stocks (identified cost $6,074,961)			$6,254,128

Equity-Linked Securities(2)(6) — 0.8%

Security	Maturity Date	Shares	Value
India — 0.8%
Aurobindo Pharma, Ltd.	12/4/18	514	$5,875
Bharat Forge, Ltd.	11/2/16	242	2,904
Britannia Industries, Ltd.	10/17/17	88	3,789
Havells India, Ltd.	8/8/19	785	3,921
Hindustan Petroleum Corp., Ltd.	8/8/19	441	5,530
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	979
JSW Energy, Ltd.	10/26/18	2,310	2,345
Mahindra & Mahindra Financial Services, Ltd.	11/3/20	1,007	4,541
Marico, Ltd.	10/17/17	764	2,980
Mindtree, Ltd.	12/5/18	366	3,737
Pidilite Industries, Ltd.	8/8/19	599	5,436

17

Security	Maturity Date	Shares	Value
Piramal Enterprises, Ltd.	12/3/18	260	$4,654
Reliance Capital, Ltd.	10/26/18	293	1,783
Shree Cement, Ltd.	7/20/17	25	4,773

Total Equity-Linked Securities (identified cost $37,303)			$53,247

Rights(1) — 0.0%(7)

Security		Shares	Value
South Africa — 0.0%(7)
Curro Holdings, Ltd., Exp. 5/16/16		161	$77

			$77

Thailand — 0.0%(7)
PTL, Exp. 5/27/16		1,587	$38

			$38

Total Rights (identified cost $0)			$115

Warrants (1) — 0.0%(7)

Security		Shares	Value
Netherlands — 0.0%(7)
Marico, Ltd., Exp. 7/30/18		764	$2,979

			$2,979

South Africa — 0.0%(7)
Adcock Ingram Holdings, Ltd., Exp. 7/26/19		45	$17

			$17

Total Warrants (identified cost $0)			$2,996

Short-Term Investments — 1.0%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(8)		$61	$60,905

Total Short-Term Investments (identified cost $60,905)			$60,905

Total Investments — 99.6% (identified cost $6,173,169)			$6,371,391

Other Assets, Less Liabilities — 0.4%			$26,124

Net Assets — 100.0%			$6,397,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $121,246 or 1.9% of the Fund’s net assets.

18

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $12,711 or 0.2% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05%.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2016 was $38.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	36.0%	$2,304,928
Euro	14.7	943,093
Japanese Yen	7.4	471,991
British Pound Sterling	7.3	465,326
Hong Kong Dollar	4.7	297,091
Australian Dollar	3.7	237,315
Swiss Franc	3.7	233,562
South Korean Won	3.6	232,391
Canadian Dollar	3.6	232,199
Brazilian Real	2.1	136,467
Swedish Krona	1.9	120,773
New Taiwan Dollar	1.7	109,852
Other currency, less than 1% each	9.2	586,403

Total Investments	99.6%	$6,371,391

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.5%	$924,960
Industrials	12.3	790,068
Information Technology	12.1	773,068
Health Care	11.7	749,451
Materials	11.7	746,662
Consumer Discretionary	11.3	721,257
Consumer Staples	9.1	585,301
Utilities	6.8	437,058
Energy	6.3	402,631
Telecommunication Services	2.8	180,030
Short-Term Investments	1.0	60,905

Total Investments	99.6%	$6,371,391

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

REIT	-	Real Estate Investment Trust

SDR	-	Swedish Depositary Receipt

The Fund did not have any open financial instruments at April 30, 2016.

19

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,179,483

Gross unrealized appreciation	$912,542
Gross unrealized depreciation	(720,634)

Net unrealized appreciation	$191,908

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$31,515	$1,551,791		$941	$1,584,247
Developed Europe	41,549	1,841,905		—	1,883,454
Developed Middle East	3,588	24,599		—	28,187
Emerging Europe	17,119	127,909		—	145,028
Latin America	227,694	—		—	227,694
Middle East/Africa	—	59,147		0	59,147
North America	2,326,371	—		—	2,326,371
Total Common Stocks	$2,647,836	$3,605,351	**	$941	$6,254,128
Equity-Linked Securities - India	$—	$53,247		$—	$53,247
Rights	115	—		—	115
Warrants	17	2,979		—	2,996
Short-Term Investments	—	60,905		—	60,905
Total Investments	$2,647,968	$3,722,482		$941	$6,371,391

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2016 is not presented. At April 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event. On April 26, 2016, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about June 29, 2016.

20

Parametric International Equity Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 7.9%
1-Page, Ltd.(1)	24,808	$18,040
Aconex, Ltd.(1)	20,673	104,948
Adelaide Brighton, Ltd.	13,200	51,638
AGL Energy, Ltd.	37,513	519,607
Alumina, Ltd.	55,500	62,671
Amcor, Ltd.	10,892	126,989
Ansell, Ltd.	2,656	40,088
APA Group	58,775	389,290
ARB Corp., Ltd.	2,740	33,438
Ardent Leisure Group	12,741	20,918
Aristocrat Leisure, Ltd.	13,434	101,556
Asciano, Ltd.	19,164	128,474
Automotive Holdings Group, Ltd.	8,319	24,691
Beach Energy, Ltd.	98,106	54,484
Boral, Ltd.	7,182	34,956
Brambles, Ltd.	25,682	242,571
Caltex Australia, Ltd.	7,309	179,386
Cleanaway Waste Management, Ltd.	55,685	33,253
Commonwealth Bank of Australia	4,269	238,325
Computershare, Ltd.	18,612	142,473
CSG, Ltd.	39,369	41,671
CSL, Ltd.	6,885	548,654
CSR, Ltd.	25,925	66,937
Dexus Property Group	10,799	68,856
Domino’s Pizza Enterprises, Ltd.	1,673	78,357
DuluxGroup, Ltd.	10,000	48,432
Event Hospitality and Entertainment, Ltd.	3,962	45,128
Fairfax Media, Ltd.	50,378	30,280
Fortescue Metals Group, Ltd.	33,300	85,581
Goodman Group	4,772	24,861
GPT Group (The)	15,885	60,498
GUD Holdings, Ltd.	3,393	21,911
GWA Group, Ltd.	11,240	19,639
Healthscope, Ltd.	21,535	44,351
Iluka Resources, Ltd.	9,500	46,107
Incitec Pivot, Ltd.	24,973	60,688
Insurance Australia Group, Ltd.	10,182	44,370
IRESS, Ltd.	9,077	79,933
iSentia Group, Ltd.	12,985	35,681
James Hardie Industries PLC CDI	4,080	57,071
JB Hi-Fi, Ltd.	2,369	39,411
Link Administration Holdings, Ltd.(1)	9,500	57,693
Macquarie Atlas Roads Group	13,855	51,065
Mantra Group, Ltd.	15,349	42,964
McMillan Shakespeare, Ltd.	2,231	20,735
Mirvac Group	42,165	59,656
National Australia Bank, Ltd.	6,809	139,694
Navitas, Ltd.	7,563	29,296
New Hope Corp., Ltd.	11,960	13,061
Newcrest Mining, Ltd.(1)	4,400	64,159
Nine Entertainment Co. Holdings, Ltd.	20,195	17,263
Orica, Ltd.	5,800	67,016
Origin Energy, Ltd.	45,540	187,147
Orora, Ltd.	18,060	35,998
Premier Investments, Ltd.	3,446	41,413

1

Security	Shares	Value
Primary Health Care, Ltd.	7,957	$20,891
Prime Media Group, Ltd.	20,455	4,644
Ramsay Health Care, Ltd.	2,040	100,319
Recall Holdings, Ltd.	7,050	44,044
Rio Tinto, Ltd.	4,493	175,310
Scentre Group	14,175	50,314
Select Harvests, Ltd.	5,679	21,622
Sims Metal Management, Ltd.	5,711	40,841
Sonic Healthcare, Ltd.	9,334	136,971
Southern Cross Media Group, Ltd.	25,786	21,061
SpeedCast International, Ltd.	12,175	42,432
Spotless Group Holdings, Ltd.	56,010	54,895
Star Entertainment Group, Ltd. (The)	16,693	71,279
Stockland	7,062	23,357
STW Communications Group, Ltd.	74,259	60,168
Suncorp Group, Ltd.	2,585	24,449
Super Retail Group, Ltd.	3,746	23,961
Sydney Airport	14,426	74,381
Tabcorp Holdings, Ltd.	22,318	74,859
Tatts Group, Ltd.	26,125	74,447
Telstra Corp., Ltd.	182,304	740,220
Transurban Group	30,586	268,385
Treasury Wine Estates, Ltd.	16,804	118,321
Vicinity Centres	34,152	85,844
Village Roadshow, Ltd.	4,552	18,116
Washington H. Soul Pattinson & Co., Ltd.	5,073	62,596
Wesfarmers, Ltd.	12,671	410,296
Westfield Corp.	5,863	44,779
Westpac Banking Corp.	9,340	219,243
Whitehaven Coal, Ltd.(1)	54,939	31,899
Woodside Petroleum, Ltd.	17,317	370,757
Woolworths, Ltd.	17,765	297,279

		$8,731,353

Austria — 1.0%
ams AG	3,319	$87,943
Austria Technologie & Systemtechnik AG	1,392	19,280
CA Immobilien Anlagen AG	1,562	29,837
Conwert Immobilien Invest SE(1)	2,111	33,407
DO & Co. AG	559	63,368
EVN AG	2,151	25,808
Flughafen Wien AG	562	64,352
Immofinanz AG(1)	26,800	63,220
Mayr Melnhof Karton AG	170	20,004
Oesterreichische Post AG	1,018	39,783
OMV AG	4,560	137,211
Porr AG	788	24,946
RHI AG	858	18,467
S&T AG	4,566	36,354
Schoeller-Bleckmann Oilfield Equipment AG	688	46,422
Telekom Austria AG	7,553	47,397
UNIQA Insurance Group AG	2,146	15,514
Verbund AG	9,599	134,091
Vienna Insurance Group	607	13,695
Voestalpine AG	3,799	137,086
Wienerberger AG	3,907	77,170

		$1,135,355

Belgium — 2.0%
Ackermans & van Haaren NV	418	$54,489
Ageas	1,632	64,132
Agfa-Gevaert NV(1)	3,669	14,589
Anheuser-Busch Inbev NV/SA	2,885	357,895
Barco NV	628	43,850

2

Security	Shares	Value
Befimmo SCA Sicafi	400	$26,753
Bekaert SA	2,177	95,873
bpost SA	4,751	134,166
Cofinimmo	337	41,891
Colruyt SA	400	23,065
D’Ieteren SA/NV	858	38,059
Delhaize Group	367	38,566
Econocom Group SA/NV	2,876	31,043
Elia System Operator SA/NV	1,508	78,017
Euronav SA	5,783	63,695
EVS Broadcast Equipment SA	507	17,193
Galapagos NV(1)	1,186	53,900
Groupe Bruxelles Lambert SA	777	68,745
Nyrstar NV(1)	40,270	31,874
Proximus SADP	6,399	215,671
Sofina SA	347	44,268
Telenet Group Holding NV(1)	2,884	143,570
Tessenderlo Chemie NV(1)	1,992	68,558
UCB SA	3,007	225,553
Umicore SA	3,110	155,250
Warehouses De Pauw CVA	220	20,042

		$2,150,707

Denmark — 2.0%
A.P. Moller-Maersk A/S, Class A	39	$53,135
A.P. Moller-Maersk A/S, Class B	54	76,005
Bakkafrost P/F	1,915	67,742
Carlsberg A/S, Class B	2,519	245,558
Chr. Hansen Holding A/S	2,040	127,033
Danske Bank A/S	8,565	242,343
DSV A/S	2,805	118,085
FLSmidth & Co. A/S	687	26,704
GN Store Nord A/S	898	17,671
H Lundbeck AS(1)	626	20,917
ISS A/S	890	33,806
Jyske Bank A/S	993	40,638
Matas A/S	1,465	27,957
Novo Nordisk A/S, Class B	5,574	311,221
Novozymes A/S, Class B	4,261	204,367
Pandora A/S	2,262	294,088
Royal Unibrew A/S	945	42,696
SimCorp A/S	1,201	54,027
TDC A/S	26,972	138,104
Topdanmark A/S(1)	1,346	35,642
Tryg A/S	1,443	27,267
William Demant Holding A/S(1)	198	20,360

		$2,225,366

Finland — 2.0%
Amer Sports Oyj	5,077	$150,299
Elisa Oyj	5,548	207,450
Fiskars Oyj Abp	2,200	42,710
Fortum Oyj	15,013	226,344
Huhtamaki Oyj	1,924	75,681
Kemira Oyj	3,783	45,899
Kesko Oyj, Class B	4,822	192,873
Kone Oyj, Class B	3,256	148,774
Metsa Board Oyj	2,363	14,857
Neste Oyj	7,267	232,868
Nokia Oyj	30,044	177,365
Oriola-KD Oyj, Series B	6,575	32,539
Orion Oyj, Class B	5,433	189,746
Sampo Oyj, Class A	3,861	168,884
Sanoma Oyj	6,906	33,805

3

Security	Shares	Value
Sponda Oyj	5,906	$25,719
Stora Enso Oyj	10,080	88,130
Tieto Oyj	900	23,650
Uponor Oyj	3,709	57,224
Valmet Oyj	2,592	32,548

		$2,167,365

France — 7.9%
Accor SA	1,838	$81,393
ADP	489	61,550
Air Liquide SA	6,902	782,802
Airbus Group SE	2,312	144,541
Alstom SA(1)	2,298	58,761
Alten SA	1,223	75,513
Altran Technologies SA	7,912	117,429
Atos SE	1,969	175,254
bioMerieux	279	36,011
BNP Paribas SA	4,583	242,711
Bouygues SA	1,412	47,117
Christian Dior SE	183	32,157
CNP Assurances	2,298	39,158
Compagnie Generale des Etablissements Michelin, Class B	912	95,258
Danone SA	5,411	379,113
Dassault Systemes SA	2,849	222,839
Edenred	2,324	45,842
Engie SA	33,939	559,771
Euler Hermes Group	307	29,185
Eurazeo SA	700	49,292
Eutelsat Communications SA	1,770	54,991
Fonciere des Regions	470	44,465
Gecina SA	349	50,434
Groupe Eurotunnel SE	4,517	57,672
Hermes International	100	35,616
ICADE	448	35,246
Iliad SA	2,964	648,102
Ingenico Group SA	1,085	127,897
Ipsen SA	859	51,934
Kering SA	354	60,710
Klepierre	1,536	72,242
Korian SA	1,362	42,923
L’Oreal SA	2,121	385,271
Lagardere SCA	1,608	42,673
LVMH Moet Hennessy Louis Vuitton SE	1,313	218,761
Neopost SA	3,120	76,430
Nexity SA	1,269	68,020
Orange SA	13,812	229,472
Orpea	747	61,627
Remy Cointreau SA	1,470	122,229
Rexel SA	3,275	49,657
Rubis SCA	2,227	173,971
Safran SA	1,656	114,164
Sanofi	6,826	562,644
Sartorius Stedim Biotech	131	50,062
SCOR SE	1,208	41,151
Sodexo SA	863	87,183
Sopra Steria Group	819	95,266
Technip SA	1,507	88,325
Teleperformance	618	55,510
Thales SA	583	50,451
Total SA	16,909	854,594
Unibail-Rodamco SE	496	132,950

4

Security	Shares	Value
Veolia Environnement SA	6,082	$149,408
Vicat SA	1,244	86,599
Vinci SA	2,031	151,692
Virbac SA	157	28,631
Vivendi SA	6,567	126,154
Wendel SA	480	55,471
Zodiac Aerospace	1,509	35,404

		$8,751,699

Germany — 7.8%
Adidas AG	1,352	$174,431
Allianz SE	2,211	376,153
alstria office REIT AG	2,172	30,499
BASF SE	6,613	547,099
Bayer AG	4,480	517,740
Bayerische Motoren Werke AG, PFC Shares	687	54,698
Brenntag AG	1,284	75,420
Daimler AG	4,118	286,928
Deutsche EuroShop AG	619	28,881
Deutsche Lufthansa AG	3,810	59,321
Deutsche Telekom AG	46,718	820,061
Deutsche Wohnen AG, Bearer Shares	1,891	57,982
E.ON SE	54,364	563,438
Evonik Industries AG	1,623	51,495
Fraport AG	1,039	62,987
Freenet AG	1,731	52,988
Fresenius Medical Care AG & Co. KGaA	1,217	105,924
Fresenius SE & Co. KGaA	2,115	154,222
Fuchs Petrolub SE, PFC Shares	1,198	51,299
GEA Group AG	1,564	72,678
Gerresheimer AG	360	26,849
Grand City Properties SA	1,598	35,355
Hannover Rueck SE	760	86,884
HeidelbergCement AG	1,013	90,199
Henkel AG & Co. KGaA	3,663	372,617
Henkel AG & Co. KGaA, PFC Shares	5,084	580,689
Hugo Boss AG	623	39,757
Kabel Deutschland Holding AG	314	36,685
KION Group AG	1,797	98,130
Krones AG	267	30,495
KWS Saat SE	176	61,075
LANXESS AG	989	51,794
LEG Immobilien AG	453	42,022
Linde AG	1,381	211,296
MAN SE	315	34,190
Merck KGaA	594	55,941
MTU Aero Engines AG	466	44,059
Muenchener Rueckversicherungs-Gesellschaft AG	784	145,750
Nemetschek SE	1,372	76,776
Porsche Automobil Holding SE, PFC Shares	1,013	56,589
ProSiebenSat.1 Media SE	2,109	107,738
Rational AG	70	35,574
RWE AG(1)	15,994	239,632
SAP SE	8,499	666,840
Sartorius AG, PFC Shares	205	50,660
Siemens AG	4,885	511,207
Software AG	3,450	132,075
Stada Arzneimittel AG	691	29,380
Symrise AG	793	52,632
TAG Immobilien AG	2,395	31,845
Talanx AG	794	26,425
Telefonica Deutschland Holding AG	10,035	51,058

5

Security	Shares	Value
TUI AG	1,983	$28,783
Volkswagen AG	452	72,183
Volkswagen AG, PFC Shares	642	93,130
Vonovia SE	3,427	115,518
Wincor Nixdorf AG(1)	668	36,560
Wirecard AG	1,800	77,959

		$8,680,595

Hong Kong — 3.9%
Bank of East Asia, Ltd. (The)	10,000	$36,216
BOC Hong Kong (Holdings), Ltd.	18,000	53,648
Brightoil Petroleum Holdings, Ltd.	103,000	32,608
Cafe de Coral Holdings, Ltd.	6,000	18,114
Cathay Pacific Airways, Ltd.	11,000	17,481
Cheung Kong Infrastructure Holdings, Ltd.	14,000	132,214
China Innovationpay Group, Ltd.(1)	484,000	25,200
China Traditional Chinese Medicine Co., Ltd.(1)	172,000	80,701
CK Hutchison Holdings, Ltd.	26,996	322,796
CLP Holdings, Ltd.	29,500	272,728
Dairy Farm International Holdings, Ltd.	24,100	166,181
Esprit Holdings, Ltd.(1)	44,800	39,194
G-Resources Group, Ltd.	1,836,000	42,180
GCL New Energy Holdings, Ltd.(1)	600,000	29,672
Global Brands Group Holdings, Ltd.(1)	126,000	14,897
Hang Lung Group, Ltd.	13,000	39,958
Hang Lung Properties, Ltd.	18,000	35,841
Hang Seng Bank, Ltd.	4,800	87,027
HC International, Inc.(1)	58,000	38,487
Henderson Land Development Co., Ltd.	6,050	37,707
HK Electric Investments & HK Electric Investments, Ltd.(2)	96,000	86,324
HKT Trust and HKT, Ltd.	140,000	202,430
Honbridge Holdings, Ltd.(1)	282,000	21,647
Hong Kong Exchanges and Clearing, Ltd.	4,900	123,578
Hongkong Land Holdings, Ltd.	9,300	58,913
Hopewell Holdings, Ltd.	8,000	26,946
Hysan Development Co., Ltd.	8,000	35,348
Jardine Matheson Holdings, Ltd.	2,800	154,426
Jardine Strategic Holdings, Ltd.	2,000	57,810
Johnson Electric Holdings, Ltd.	11,000	32,437
Kerry Properties, Ltd.	10,500	28,600
Kingston Financial Group, Ltd.(1)	88,000	32,769
KuangChi Science, Ltd.(1)	135,000	64,546
Landing International Development, Ltd.(1)	900,000	25,548
Li & Fung, Ltd.	104,000	64,320
Link REIT	15,000	90,907
Macau Legend Development, Ltd.(1)	273,000	37,205
Man Wah Holdings, Ltd.	15,600	18,193
Melco International Development, Ltd.	19,000	21,860
MGM China Holdings, Ltd.	31,600	44,680
MTR Corp., Ltd.	19,000	94,057
New World Development Co., Ltd.	29,000	28,878
NWS Holdings, Ltd.	17,000	25,866
Pacific Textiles Holdings, Ltd.	15,000	19,274
PAX Global Technology, Ltd.	55,000	47,438
PCCW, Ltd.	279,000	189,209
Power Assets Holdings, Ltd.	25,500	242,609
Shangri-La Asia, Ltd.	50,000	61,147
Sino Land Co., Ltd.	22,000	34,539
Sino Oil and Gas Holdings, Ltd.(1)	1,125,000	26,338
SJM Holdings, Ltd.	56,000	37,617
Stella International Holdings, Ltd.	9,500	23,967
Sun Hung Kai Properties, Ltd.	7,000	88,222

6

Security	Shares	Value
Superb Summit International Group, Ltd.(1)(3)	230,000	$0
Swire Pacific, Ltd., Class A	3,000	32,527
Swire Properties, Ltd.	16,200	42,168
Techtronic Industries Co., Ltd.	20,000	75,102
Television Broadcasts, Ltd.	13,800	51,571
Texwinca Holdings, Ltd.	18,000	17,504
Town Health International Medical Group, Ltd.	254,000	47,707
Truly International Holdings, Ltd.	278,000	108,535
VTech Holdings, Ltd.	6,500	67,183
Wharf (Holdings), Ltd. (The)	8,000	43,189
Wheelock & Co., Ltd.	7,000	32,317
Wynn Macau, Ltd.	66,800	94,980
Yue Yuen Industrial Holdings, Ltd.	21,500	78,450

		$4,361,731

Ireland — 2.0%
Bank of Ireland(1)	921,981	$279,984
CRH PLC	9,554	278,049
Dalata Hotel Group PLC(1)	13,628	68,856
DCC PLC	2,273	201,604
FBD Holdings PLC(1)	1,257	9,186
FleetMatics Group PLC(1)	4,360	158,050
Fly Leasing, Ltd. ADR	4,861	56,971
Glanbia PLC	3,682	69,498
Green REIT PLC	28,552	47,095
Hibernia REIT PLC	16,439	24,291
ICON PLC(1)	3,565	240,923
Irish Continental Group PLC	12,582	74,307
Kerry Group PLC, Class A	2,866	255,568
Paddy Power Betfair PLC	2,164	290,831
Smurfit Kappa Group PLC	2,502	66,412
UDG Healthcare PLC	11,123	99,616

		$2,221,241

Israel — 1.9%
Azrieli Group, Ltd.	575	$23,034
Bank Hapoalim B.M.	20,465	105,422
Bezeq Israeli Telecommunication Corp., Ltd.	136,162	286,954
Check Point Software Technologies, Ltd.(1)	1,700	140,879
Delek Automotive Systems, Ltd.	2,964	27,582
Delta-Galil Industries, Ltd.	580	15,960
Elbit Systems, Ltd.	1,992	199,802
Gazit-Globe, Ltd.	2,355	21,973
Israel Chemicals, Ltd.	40,719	202,860
Israel Corp., Ltd.	618	126,080
Israel Discount Bank, Ltd., Series A(1)	37,711	62,938
Kenon Holdings, Ltd.(1)	1,393	12,406
Kornit Digital, Ltd.(1)	3,200	32,416
Melisron, Ltd.	900	34,946
Mellanox Technologies, Ltd.(1)	1,000	43,250
Mizrahi Tefahot Bank, Ltd.	3,412	39,686
NICE-Systems, Ltd.	790	50,697
Oil Refineries, Ltd.(1)	191,681	69,677
Orbotech, Ltd.(1)	1,435	34,555
Paz Oil Co., Ltd.	820	128,003
Sarine Technologies, Ltd.	24,100	29,555
Shufersal, Ltd.	12,222	41,481
Stratasys, Ltd.(1)	1,100	26,917
Teva Pharmaceutical Industries, Ltd. ADR	6,232	339,332
Tower Semiconductor, Ltd.(1)	467	5,442

		$2,101,847

7

Security	Shares	Value
Italy — 4.0%
A2A SpA	30,000	$42,881
Amplifon SpA	6,620	60,962
Anima Holding SpA(2)	6,783	48,173
Ansaldo STS SpA	6,279	76,225
Assicurazioni Generali SpA	6,206	94,887
Astaldi SpA	4,000	19,636
ASTM SpA	2,449	32,227
Atlantia SpA	7,448	207,609
Autogrill SpA(1)	4,891	41,508
Banca Monte dei Paschi di Siena SpA(1)	67,665	54,850
Banca Popolare di Sondrio SCARL	7,176	26,841
Brembo SpA	901	48,475
CNH Industrial NV	16,821	129,318
Danieli & C Officine Meccaniche SpA, PFC Shares	1,258	20,468
Davide Campari-Milano SpA	13,191	127,605
De’Longhi SpA	1,326	30,612
DiaSorin SpA	1,861	108,787
Ei Towers SpA	915	53,714
Enel SpA	70,191	319,006
ENI SpA	32,585	532,339
EXOR SpA	1,123	42,296
Ferrari N.V.(1)	1,000	45,850
Hera SpA	8,691	26,178
Infrastrutture Wireless Italiane SpA(1)(2)	7,000	35,943
International Game Technology PLC	2,666	46,228
Interpump Group SpA	3,123	45,068
Intesa Sanpaolo SpA	63,201	175,686
Intesa Sanpaolo SpA, PFC Shares	8,400	22,127
Italcementi SpA	5,848	69,395
Italmobiliare SpA, PFC Shares	5,602	180,768
Luxottica Group SpA	1,955	106,684
MARR SpA	1,400	28,519
Mediaset SpA	11,919	53,846
Moncler SpA	2,119	34,442
Parmalat SpA	15,867	44,254
Poste Italiane SpA(1)(2)	6,640	50,787
Prada SpA	7,400	25,062
Recordati SpA	5,502	140,004
Reply SpA	289	41,154
Saipem SpA(1)	2,600	1,249
Snam SpA	15,964	97,626
Societa Iniziative Autostradali e Servizi SpA	2,008	21,002
STMicroelectronics NV	37,209	229,270
Telecom Italia SpA(1)	496,637	484,952
Tenaris SA	5,074	68,613
Terna Rete Elettrica Nazionale SpA	16,318	92,168
Tod’s SpA	613	42,467
Unipol Gruppo Finanziario SpA	8,650	37,137
UnipolSai SpA	12,219	28,593
Yoox Net-A-Porter Group SpA(1)	851	24,969

		$4,418,460

Japan — 15.5%
Aeon Co., Ltd.	7,100	$106,396
Air Water, Inc.	3,000	45,069
Aisin Seiki Co., Ltd.	1,200	46,632
Ajinomoto Co., Inc.	5,000	115,251
Alps Electric Co., Ltd.	1,600	27,654
Asahi Glass Co., Ltd.	6,000	35,139
Asahi Kasei Corp.	19,000	130,000
Asics Corp.	1,600	31,689

8

Security	Shares	Value
Astellas Pharma, Inc.	17,000	$229,204
Bridgestone Corp.	2,400	88,338
Calbee, Inc.	1,500	58,397
Canon, Inc.	6,600	184,554
Chiba Bank, Ltd. (The)	7,000	35,350
Chubu Electric Power Co., Inc.	16,500	217,340
Chugai Pharmaceutical Co., Ltd.	3,000	101,102
Chugoku Bank, Ltd. (The)	2,000	20,675
Citizen Holdings Co., Ltd.	5,500	31,023
Coca-Cola West Co., Ltd.	1,500	40,660
Concordia Financial Group, Ltd.(1)	7,000	33,711
Cosmo Energy Holdings Co., Ltd.	5,200	65,981
Dai Nippon Printing Co., Ltd.	6,000	56,271
Daicel Corp.	4,000	49,968
Daido Steel Co., Ltd.	12,000	40,546
Daihatsu Motor Co., Ltd.	3,900	52,046
Daito Trust Construction Co., Ltd.	700	99,003
Daiwa House Industry Co., Ltd.	3,100	82,822
DeNA Co., Ltd.	2,800	47,123
Denka Co., Ltd.	9,000	37,886
Denso Corp.	2,400	91,227
DIC Corp.	12,000	27,604
Disco Corp.	800	67,989
Dowa Holdings Co., Ltd.	5,000	31,327
East Japan Railway Co.	1,700	149,559
Eisai Co., Ltd.	2,700	167,129
Electric Power Development Co., Ltd.	5,800	174,801
Ezaki Glico Co., Ltd.	1,100	56,191
FamilyMart Co., Ltd.	700	36,942
Fast Retailing Co., Ltd.	300	78,991
Fuji Heavy Industries, Ltd.	3,300	108,355
FUJIFILM Holdings Corp.	3,600	147,774
Fujitsu, Ltd.	20,000	69,882
Fukuoka Financial Group, Inc.	7,000	23,929
Hachijuni Bank, Ltd. (The)	5,000	21,859
Hankyu Hanshin Holdings, Inc.	8,000	50,708
Hirose Electric Co., Ltd.	400	48,378
Hiroshima Bank, Ltd. (The)	7,000	25,342
Hitachi Metals, Ltd.	3,000	30,462
Hitachi, Ltd.	26,000	119,138
Hokkaido Electric Power Co., Inc.	9,900	90,238
Hokuhoku Financial Group, Inc.	19,000	23,922
Honda Motor Co., Ltd.	5,700	153,819
Ibiden Co., Ltd.	2,400	30,203
Idemitsu Kosan Co., Ltd.	3,200	68,359
ITOCHU Corp.	8,400	106,752
Iyo Bank, Ltd. (The)	6,000	39,427
Japan Airlines Co., Ltd.	1,000	35,994
Japan Real Estate Investment Corp.	14	87,178
Japan Retail Fund Investment Corp.	17	41,767
Japan Tobacco, Inc.	9,000	367,721
JGC Corp.	2,000	34,110
Joyo Bank, Ltd. (The)	9,000	31,366
JSR Corp.	2,400	32,900
JX Holdings, Inc.	59,300	254,866
Kajima Corp.	9,000	55,909
Kakaku.com, Inc.	2,000	36,022
Kaneka Corp.	6,000	50,218
Kao Corp.	3,900	215,736
Kawasaki Heavy Industries, Ltd.	13,000	36,460
KDDI Corp.	31,400	904,500

9

Security	Shares	Value
Keikyu Corp.	5,000	$45,261
Keio Corp.	5,000	44,040
Kewpie Corp.	1,300	33,935
Kintetsu Group Holdings Co., Ltd.	12,000	49,350
Kirin Holdings Co., Ltd.	7,500	108,171
Kobayashi Pharmaceutical Co., Ltd.	700	55,757
Komatsu, Ltd.	3,200	54,960
Konami Holdings Corp.	2,400	75,671
Kuraray Co., Ltd.	3,500	44,373
Kyowa Hakko Kirin Co., Ltd.	5,000	88,890
Kyushu Electric Power Co., Inc.	12,800	128,470
Lawson, Inc.	1,000	77,403
Lion Corp.	5,000	61,521
M3, Inc.	2,200	59,348
Makita Corp.	1,000	63,083
Marubeni Corp.	12,600	66,884
Maruichi Steel Tube, Ltd.	1,200	34,901
Matsumotokiyoshi Holdings Co., Ltd.	1,000	48,947
MEIJI Holdings Co., Ltd.	1,400	107,886
Miraca Holdings, Inc.	1,700	72,245
Mitsubishi Chemical Holdings Corp.	14,500	75,669
Mitsubishi Corp.	5,000	84,043
Mitsubishi Gas Chemical Co., Inc.	10,000	54,838
Mitsubishi Heavy Industries, Ltd.	12,000	42,655
Mitsubishi Materials Corp.	18,000	57,092
Mitsubishi Motors Corp.	7,000	28,170
Mitsubishi Tanabe Pharma Corp.	3,600	64,096
Mitsubishi UFJ Financial Group, Inc.	47,300	218,281
Mitsui & Co., Ltd.	5,400	65,962
Mitsui Chemicals, Inc.	14,000	46,431
Mitsui O.S.K. Lines, Ltd.	23,000	48,876
Mizuho Financial Group, Inc.	98,700	147,943
MS&AD Insurance Group Holdings, Inc.	3,700	97,722
Murata Manufacturing Co., Ltd.	1,500	195,617
NEC Corp.	32,000	77,881
NGK Spark Plug Co., Ltd.	1,900	37,892
NH Foods, Ltd.	2,000	44,579
Nidec Corp.	1,500	109,911
Nihon Kohden Corp.	2,000	49,793
Nikon Corp.	4,700	68,514
Nippon Building Fund, Inc.	14	88,690
Nippon Electric Glass Co., Ltd.	8,000	42,355
Nippon Express Co., Ltd.	6,000	27,381
Nippon Kayaku Co., Ltd.	4,000	42,944
Nippon Paint Holdings Co., Ltd.	2,000	52,514
Nippon Paper Industries Co., Ltd.	1,900	36,510
Nippon Shinyaku Co., Ltd.	1,000	45,168
Nippon Shokubai Co., Ltd.	600	31,077
Nippon Telegraph & Telephone Corp.	13,200	590,704
Nippon Yusen K.K.	16,000	31,344
Nissan Chemical Industries, Ltd.	2,000	53,416
Nissan Motor Co., Ltd.	9,100	80,754
Nisshin Seifun Group, Inc.	3,800	62,210
Nissin Foods Holdings Co., Ltd.	800	37,138
Nitori Holdings Co., Ltd.	800	74,415
Nitto Denko Corp.	2,100	113,128
Nomura Real Estate Master Fund, Inc.	40	62,750
Nomura Research Institute, Ltd.	900	31,572
NTT Data Corp.	1,600	83,297
NTT DoCoMo, Inc.	24,700	592,404
Obayashi Corp.	5,000	49,002

10

Security	Shares	Value
Obic Co., Ltd.	1,000	$52,561
Odakyu Electric Railway Co., Ltd.	4,000	43,438
Okinawa Electric Power Co., Inc. (The)	2,900	74,108
Ono Pharmaceutical Co., Ltd.	5,000	225,289
Oracle Corp. Japan	1,400	75,408
Oriental Land Co., Ltd.	1,300	90,273
Osaka Gas Co., Ltd.	48,000	173,048
Otsuka Holdings Co., Ltd.	4,700	183,227
Recruit Holdings Co., Ltd.	1,700	52,523
Resona Holdings, Inc.	18,000	63,635
Ricoh Co., Ltd.	7,500	76,432
Rinnai Corp.	500	44,127
San-Ai Oil Co., Ltd.	4,000	28,034
Santen Pharmaceutical Co., Ltd.	5,500	78,824
Sawai Pharmaceutical Co., Ltd.	1,000	64,420
SECOM Co., Ltd.	700	53,792
Seiko Epson Corp.	2,900	47,522
Sekisui House, Ltd.	3,000	52,090
Seven Bank, Ltd.	9,500	40,367
Sharp Corp.(1)	55,000	74,859
Shimadzu Corp.	4,000	59,870
Shimamura Co., Ltd.	400	53,997
Shimizu Corp.	6,000	53,777
Shin-Etsu Chemical Co., Ltd.	4,200	235,237
Shionogi & Co., Ltd.	2,100	107,189
Shizuoka Bank, Ltd. (The)	7,000	51,882
Showa Denko K.K.	23,000	23,930
Showa Shell Sekiyu K.K.	6,200	64,701
Sompo Japan Nipponkoa Holdings, Inc.	3,000	78,768
Sumitomo Corp.	6,300	66,605
Sumitomo Electric Industries, Ltd.	6,200	74,584
Sumitomo Metal Mining Co., Ltd.	5,000	56,412
Sumitomo Mitsui Financial Group, Inc.	5,800	174,532
Sumitomo Osaka Cement Co., Ltd.	12,000	51,736
Sumitomo Realty & Development Co., Ltd.	2,000	58,153
Suntory Beverage & Food, Ltd.	1,200	52,418
Suruga Bank, Ltd.	2,000	38,888
Taiheiyo Cement Corp.	23,000	60,858
Taisei Corp.	7,000	47,779
Takashimaya Co., Ltd.	6,000	43,805
Takeda Pharmaceutical Co., Ltd.	6,200	296,123
TDK Corp.	1,400	81,919
TEIJIN, Ltd.	12,000	42,963
Terumo Corp.	3,800	144,458
Toho Gas Co., Ltd.	15,000	102,416
Tokio Marine Holdings, Inc.	3,800	124,345
Tokyo Electric Power Co. Holdings, Inc.(1)	25,000	133,897
Tokyo Gas Co., Ltd.	53,000	233,925
Tokyu Corp.	7,000	60,669
TonenGeneral Sekiyu K.K.	10,000	94,717
Toray Industries, Inc.	14,000	116,939
Toshiba Corp.(1)	25,000	52,874
TOTO, Ltd.	1,500	50,865
Toyo Suisan Kaisha, Ltd.	1,400	49,445
Toyota Motor Corp.	7,700	390,311
Trend Micro, Inc.	1,500	56,886
Tsuruha Holdings, Inc.	600	57,549
Ube Industries, Ltd.	32,000	60,777
Unicharm Corp.	4,500	93,020
UNY Group Holdings Co., Ltd.	8,100	59,112
USS Co., Ltd.	2,100	33,219

11

Security	Shares	Value
West Japan Railway Co.	1,000	$60,366
Yahoo! Japan Corp.	13,100	58,602
Yamaguchi Financial Group, Inc.	3,000	27,884
Yamato Holdings Co., Ltd.	1,600	32,270
Yamazaki Baking Co., Ltd.	2,000	47,346
Yokohama Rubber Co., Ltd. (The)	2,500	41,912
Zeon Corp.	6,000	42,631

		$17,197,256

Netherlands — 3.9%
Aalberts Industries NV	1,603	$55,013
ABN AMRO Group NV(1)(2)	2,767	59,198
Aegon NV	12,684	72,925
Akzo Nobel NV	3,900	277,082
Altice NV, Class B(1)	1,339	20,468
Arcadis NV	1,684	28,865
ASM International NV	1,283	52,408
ASML Holding NV	3,797	367,002
AVG Technologies NV(1)	1,500	29,700
Boskalis Westminster	1,167	48,667
Cimpress NV(1)	973	85,498
Eurocommercial Properties NV	530	24,752
Euronext NV(2)	672	28,407
Fugro NV(1)	3,598	73,284
Gemalto NV	1,094	71,112
IMCD Group NV	1,268	51,296
ING Groep NV	29,974	367,284
InterXion Holding NV(1)	1,200	40,656
Koninklijke BAM Groep NV	5,882	28,313
Koninklijke DSM NV	3,099	190,206
Koninklijke KPN NV	66,651	261,915
Koninklijke Philips NV	8,684	238,624
Koninklijke Vopak NV	1,811	98,463
NN Group NV	1,200	41,655
OCI NV(1)	2,698	53,313
QIAGEN NV(1)	4,267	95,967
Refresco Gerber NV(1)(2)	2,496	46,219
RELX NV	20,724	348,030
Sligro Food Group NV	3,203	127,698
TKH Group NV	1,737	68,674
Unilever NV	15,496	674,995
Wereldhave NV	361	18,607
Wessanen	11,335	116,989
Wolters Kluwer NV	3,405	129,705

		$4,292,990

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	72,319	$88,950
Auckland International Airport, Ltd.	25,117	107,745
Contact Energy, Ltd.	12,191	43,255
Fisher & Paykel Healthcare Corp., Ltd.	10,700	68,289
Fletcher Building, Ltd.	17,578	102,184
Goodman Property Trust	59,100	55,238
Kiwi Property Group, Ltd.	27,554	28,447
Meridian Energy, Ltd.	16,299	30,107
Mighty River Power, Ltd.	16,147	34,072
Nuplex Industries, Ltd.	8,690	31,928
Precinct Properties New Zealand, Ltd.	57,750	51,376
Ryman Healthcare, Ltd.	8,800	54,856
SKYCITY Entertainment Group, Ltd.	20,643	70,426
Spark New Zealand, Ltd.	47,000	121,531
Trade Me, Ltd.	13,289	42,263

12

Security	Shares	Value
Xero, Ltd.(1)	7,224	$82,564
Z Energy, Ltd.	25,537	139,643

		$1,152,874

Norway — 2.0%
Atea ASA	6,981	$65,496
Austevoll Seafood ASA	5,049	42,478
Borregaard ASA	13,595	101,754
DNB ASA	13,456	172,189
Gjensidige Forsikring ASA	3,579	61,275
Golar LNG, Ltd.	2,320	38,466
Kongsberg Gruppen ASA	4,193	70,297
Leroy Seafood Group ASA	1,349	65,838
Nordic American Tankers, Ltd.	1,500	23,115
Nordic Semiconductor ASA(1)	21,943	127,631
Opera Software ASA	10,086	82,395
Orkla ASA	13,667	119,312
Salmar ASA	3,093	76,851
Schibsted ASA, Class B(1)	6,615	188,224
SpareBank 1 SMN	4,478	27,534
SpareBank 1 SR-Bank ASA	4,300	20,949
Statoil ASA	8,208	144,471
Stolt-Nielsen, Ltd.	2,767	36,592
Subsea 7 SA(1)	3,900	35,783
Telenor ASA	14,873	255,907
TGS Nopec Geophysical Co. ASA	3,696	61,663
Tomra Systems ASA	7,121	82,721
Veidekke ASA	5,447	74,734
XXL ASA(2)	5,174	62,443
Yara International ASA	5,175	206,990

		$2,245,108

Portugal — 1.0%
Banco BPI SA(1)	20,010	$25,077
Banco Comercial Portugues SA(1)	2,736,645	121,584
CTT-Correios de Portugal SA	15,211	140,660
EDP-Energias de Portugal SA	33,754	119,998
Galp Energia SGPS SA, Class B	13,146	180,619
Jeronimo Martins SGPS SA	12,608	206,422
Navigator Co. SA (The)	38,006	135,621
NOS SGPS SA	18,782	134,665
Pharol SGPS SA(1)	189,661	30,889
REN - Redes Energeticas Nacionais SGPS SA	6,664	19,986

		$1,115,521

Singapore — 2.0%
Ascendas Real Estate Investment Trust	33,000	$60,228
Boustead Singapore, Ltd.	5,000	2,895
BW LPG, Ltd.(2)	6,119	36,773
CapitaLand Commercial Trust, Ltd.	39,500	41,906
CapitaLand Mall Trust	23,000	35,309
ComfortDelGro Corp., Ltd.	28,000	60,012
DBS Group Holdings, Ltd.	6,900	78,046
Delfi, Ltd.	11,000	20,180
Ezra Holdings, Ltd.(1)	291,000	21,911
Flextronics International, Ltd.(1)	18,678	226,938
Genting Singapore PLC	119,400	72,070
Golden Agri-Resources, Ltd.	236,400	70,129
Haw Par Corp, Ltd.	3,200	21,359
Hutchison Port Holdings Trust	59,500	26,414
IGG, Inc.	53,000	22,977
International Healthway Corp, Ltd.(1)	602,900	33,243
Keppel Infrastructure Trust	169,500	61,755

13

Security	Shares	Value
Mapletree Commercial Trust	18,200	$20,285
Mapletree Industrial Trust	15,900	18,958
Midas Holdings, Ltd.	80,000	16,925
Neptune Orient Lines, Ltd.(1)	40,000	38,169
OSIM International, Ltd.	58,000	59,761
Oversea-Chinese Banking Corp., Ltd.	13,000	84,449
Pacific Radiance, Ltd.	38,400	9,260
Sheng Siong Group, Ltd.	45,400	30,014
Singapore Airlines, Ltd.	6,000	51,219
Singapore Airport Terminal Services, Ltd.	8,800	26,798
Singapore Exchange, Ltd.	8,300	46,327
Singapore Post, Ltd.	37,200	43,329
Singapore Press Holdings, Ltd.	62,700	188,739
Singapore Technologies Engineering, Ltd.	20,000	47,740
Singapore Telecommunications, Ltd.	101,600	290,616
Suntec REIT	17,000	21,240
UOL Group, Ltd.	4,700	21,403
Venture Corp., Ltd.	9,000	55,968
Wilmar International, Ltd.	75,700	207,946

		$2,171,291

Spain — 4.0%
Abertis Infraestructuras SA	8,707	$146,995
Aena SA(1)(2)	991	141,570
Almirall SA	5,496	90,476
Amadeus IT Holding SA, Class A	10,576	482,269
Banco Popular Espanol SA	25,747	70,204
Banco Santander SA	46,504	236,162
Bankia SA	37,040	34,552
Bankinter SA	4,724	36,057
Bolsas y Mercados Espanoles SHMSF SA	760	25,768
CaixaBank SA	20,372	61,497
Cellnex Telecom SAU(2)	1,783	29,467
Cia de Distribucion Integral Logista Holdings SA	1,397	30,802
Construcciones y Auxiliar de Ferrocarriles SA	75	24,365
Ebro Foods SA	7,320	166,092
Enagas SA	2,646	80,782
Ence Energia y Celulosa SA	8,194	23,710
Faes Farma SA	11,377	35,853
Ferrovial SA	4,972	107,271
Grifols SA	12,900	281,261
Iberdrola SA	42,072	299,500
Industria de Diseno Textil SA	10,957	352,657
Mediaset Espana Comunicacion SA	3,563	46,393
Melia Hotels International SA	3,749	47,305
Merlin Properties Socimi SA	3,200	37,247
Pharma Mar SA(1)	18,969	59,975
Prosegur Cia de Seguridad SA	6,773	39,235
Red Electrica Corp. SA	938	83,889
Repsol SA	44,446	585,641
Tecnicas Reunidas SA	848	28,585
Telefonica SA	38,500	421,159
Tubacex SA	18,507	48,318
Vidrala SA	1,474	87,828
Viscofan SA	2,464	138,423
Zardoya Otis SA	4,388	46,627

		$4,427,935

Sweden — 3.9%
Assa Abloy AB, Class B	4,267	$89,659
Attendo AB(1)(2)	2,620	26,102
Axfood AB	3,353	62,169
Betsson AB(1)	4,560	61,723

14

Security	Shares	Value
BillerudKorsnas AB	7,160	$111,347
BioGaia AB, Class B	1,123	28,434
Capio AB(1)(2)	3,700	19,776
Castellum AB	1,758	28,161
Cloetta AB, Class B	10,000	33,658
Dometic Group AB(1)(2)	3,410	22,730
Elekta AB, Class B	16,733	122,373
Evolution Gaming Group AB(2)	1,245	44,743
Fabege AB	1,995	33,315
Fingerprint Cards AB, Class B(1)	1,275	76,460
Granges AB	7,960	58,773
Hennes & Mauritz AB, Class B	8,449	300,872
Hexpol AB	14,655	151,670
Holmen AB, Class B	2,067	71,275
Hufvudstaden AB, Class A	1,644	25,512
ICA Gruppen AB	2,746	90,286
Industrial & Financial Systems, Class B	1,025	46,536
Industrivarden AB, Class A	1,313	25,833
Industrivarden AB, Class C	1,606	29,274
L E Lundbergforetagen, Class B	596	32,399
Lifco AB, Class B	2,300	59,678
Lundin Petroleum AB(1)	7,983	149,775
Meda AB, Class A	7,901	146,011
Medivir AB, Class B(1)	11,060	76,574
Mycronic AB	3,200	25,025
NCC AB, Class B	883	30,207
NetEnt AB	974	61,337
NIBE Industrier AB, Class B	1,022	35,536
Pandox AB(1)	2,329	39,529
Sandvik AB	8,816	90,576
Securitas AB, Class B	2,566	40,574
Skandinaviska Enskilda Banken AB, Class A	9,689	92,633
Skanska AB, Class B	2,219	48,909
SKF AB, Class B	3,418	62,986
SSAB AB, Class A(1)	14,126	59,517
SSAB AB, Class B(1)	7,841	27,217
Svenska Cellulosa AB SCA, Class A	1,100	34,813
Svenska Cellulosa AB SCA, Class B	9,895	312,203
Svenska Handelsbanken AB, Class A	7,815	104,253
Swedbank AB, Class A	5,347	115,435
Telefonaktiebolaget LM Ericsson, Class B	33,248	269,389
Telia Co. AB	109,516	523,767
Trelleborg AB, Class B	2,000	36,524
Unibet Group PLC SDR	4,616	52,134
Vitrolife AB	1,255	61,550
Volvo AB	6,473	75,907
Wallenstam AB, Class B	3,541	29,785
Wihlborgs Fastigheter AB	1,547	31,432

		$4,286,356

Switzerland — 7.8%
Allreal Holding AG	213	$29,693
Baloise Holding AG	255	31,609
Banque Cantonale Vaudoise	88	60,761
Barry Callebaut AG	43	50,586
Belimo Holding AG	10	28,597
Berner Kantonalbank AG	118	24,190
Bucher Industries AG	171	41,075
Burckhardt Compression Holdings AG	110	39,208
Cembra Money Bank AG	435	29,847
Chocoladefabriken Lindt & Spruengli AG	1	73,207

15

Security	Shares	Value
Chocoladefabriken Lindt & Spruengli AG PC	9	$55,146
Clariant AG	3,271	61,974
Comet Holding AG	91	63,410
Compagnie Financiere Richemont SA, Class A	11,694	779,758
Credit Suisse Group AG	10,459	159,170
Daetwyler Holding AG	436	64,862
DKSH Holding AG	1,013	66,298
dorma+kaba Holding AG	62	40,261
Dufry AG(1)	818	107,827
EFG International AG(1)	2,974	18,591
Ems-Chemie Holding AG	229	113,324
Flughafen Zuerich AG(1)	114	104,728
Gategroup Holding AG	975	53,770
Geberit AG	465	178,900
Givaudan SA	184	363,191
Helvetia Holding AG	91	49,012
Implenia AG	1,071	71,505
Inficon Holding AG	86	28,414
Julius Baer Group, Ltd.	1,792	76,798
Kardex AG(1)	528	42,615
Komax Holding AG	194	42,901
Kudelski SA	2,140	36,515
Kuehne & Nagel International AG	525	75,765
Kuoni Reisen Holding AG(1)	203	78,085
LEM Holding SA	25	22,420
Leonteq AG	316	22,050
Luzerner Kantonalbank AG	71	30,482
Mobimo Holding AG	140	32,079
Nestle SA	14,747	1,100,711
Novartis AG	9,527	725,026
Panalpina Welttransport Holding AG	480	56,153
Pargesa Holding SA	707	49,192
Partners Group Holding AG	209	86,200
PSP Swiss Property AG	555	53,527
Roche Holding AG	600	153,818
Roche Holding AG PC	1,302	329,418
Schindler Holding AG	363	66,784
Schindler Holding AG PC	787	143,530
Schmolz & Bickenbach AG(1)	42,451	31,017
SFS Group AG	763	54,949
SGS SA	81	178,595
Sika AG	47	200,311
Sonova Holding AG	815	109,110
Sulzer AG	739	67,460
Swatch Group AG (The), Bearer Shares	692	236,097
Swatch Group, Ltd. (The)	1,267	84,770
Swiss Life Holding AG	185	46,790
Swiss Prime Site AG	635	55,668
Swiss Re AG	2,114	187,889
Swisscom AG	786	399,428
Syngenta AG	1,503	602,951
Temenos Group AG	2,543	131,967
Valiant Holding AG	314	34,843
Valora Holding AG	105	25,646
Vontobel Holding AG	783	33,954
Zurich Insurance Group AG	818	183,546

		$8,677,974

United Kingdom — 15.7%
AA PLC	6,677	$27,217
Admiral Group PLC	1,744	47,400

16

Security	Shares	Value
Anglo American PLC	41,349	$462,500
Antofagasta PLC	15,011	106,312
AstraZeneca PLC	9,375	537,868
Auto Trader Group PLC(2)	25,470	139,890
Aviva PLC	17,656	111,859
Babcock International Group PLC	5,474	75,963
BAE Systems PLC	27,981	195,214
Bellway PLC	1,268	45,404
Berendsen PLC	3,622	62,580
Berkeley Group Holdings PLC	1,706	74,758
BP PLC	90,222	497,067
British American Tobacco PLC	8,746	533,262
British Land Co. PLC (The)	6,863	72,209
BT Group PLC	73,850	478,701
BTG PLC(1)	12,710	110,193
Bunzl PLC	3,482	103,931
Burberry Group PLC	2,842	49,484
Capita PLC	7,284	106,725
Capital & Counties Properties PLC	4,760	24,628
Carnival PLC	1,340	66,838
Centamin PLC	78,849	139,436
Close Brothers Group PLC	2,061	36,551
Cobham PLC	15,469	34,901
Compass Group PLC	9,959	177,354
Computacenter PLC	3,234	39,450
Croda International PLC	3,328	146,607
CYBG PLC CDI(1)	1,702	5,565
Daily Mail & General Trust PLC, Class A	3,261	33,319
Derwent London PLC	788	37,873
Diageo PLC	13,712	370,719
Dignity PLC	1,144	40,871
Direct Line Insurance Group PLC	6,547	34,684
Dixons Carphone PLC	13,582	84,547
easyJet PLC	3,104	66,901
Electrocomponents PLC	27,748	104,763
Elementis PLC	29,679	93,657
Essentra PLC	8,366	99,495
Experian PLC	9,393	172,125
Fidessa Group PLC	1,354	47,204
FirstGroup PLC(1)	21,263	31,079
Fresnillo PLC	10,369	169,021
G4S PLC	20,179	55,644
Galliford Try PLC	1,479	27,648
Genus PLC	3,036	66,644
GlaxoSmithKline PLC	36,324	776,334
Grainger PLC	13,002	42,297
Great Portland Estates PLC	2,834	31,424
Greene King PLC	3,179	38,046
Halma PLC	12,223	159,521
Hammerson PLC	5,110	43,731
Hays PLC	19,112	35,857
Hikma Pharmaceuticals PLC	3,708	119,548
Howden Joinery Group PLC	5,262	38,063
HSBC Holdings PLC	59,473	394,120
IMI PLC	3,418	46,775
Inchcape PLC	5,101	50,597
Informa PLC	6,043	57,894
Inmarsat PLC	9,579	130,332
Intertek Group PLC	1,996	95,221
Kingfisher PLC	14,107	75,158

17

Security	Shares	Value
Laird PLC	9,172	$46,693
Land Securities Group PLC	3,692	61,152
Legal & General Group PLC	29,072	95,004
Lloyds Banking Group PLC	176,761	173,493
LondonMetric Property PLC	21,023	48,716
Marks & Spencer Group PLC	13,275	82,345
Marston’s PLC	18,673	39,229
Mears Group PLC	5,306	30,855
Melrose Industries PLC	2,018	11,026
Merlin Entertainments PLC(2)	4,727	29,859
Micro Focus International PLC	4,308	96,359
Moneysupermarket.com Group PLC	20,202	92,800
National Grid PLC	61,086	871,612
NCC Group PLC	10,809	41,266
Next PLC	916	68,174
Oxford Instruments PLC	4,584	44,212
Pearson PLC	8,808	103,789
Pennon Group PLC	12,929	153,646
Persimmon PLC	2,218	64,513
Playtech PLC	9,889	116,457
Premier Farnell PLC	25,654	45,529
Provident Financial PLC	887	37,832
Randgold Resources, Ltd.	1,843	184,094
Reckitt Benckiser Group PLC	3,663	356,846
RELX PLC	7,191	127,397
Renishaw PLC	2,641	73,159
Rentokil Initial PLC	29,063	74,894
Restaurant Group PLC (The)	4,207	16,929
Rexam PLC	11,995	109,703
Rio Tinto PLC	18,383	616,682
Rotork PLC	16,830	46,042
Royal Dutch Shell PLC, Class A	32,328	846,774
Royal Dutch Shell PLC, Class B	26,445	694,310
Royal Mail PLC	7,486	53,319
RPC Group PLC	7,957	84,912
RSA Insurance Group PLC	10,493	70,484
Sage Group PLC (The)	30,341	262,810
SDL PLC	5,875	34,810
Segro PLC	8,230	50,284
Serco Group PLC(1)	19,990	28,122
Severn Trent PLC	6,390	208,316
Sky PLC	6,095	83,782
Smiths Group PLC	4,467	72,492
Spectris PLC	3,439	91,750
Spirax-Sarco Engineering PLC	1,300	64,952
Spirent Communications PLC	34,304	39,350
Sports Direct International PLC(1)	3,723	21,003
SSE PLC	16,510	364,765
Standard Chartered PLC	13,815	111,661
Standard Life PLC	7,333	35,017
Synthomer PLC	7,258	36,972
Tate & Lyle PLC	14,341	123,469
Telecom Plus PLC	5,780	78,734
Travis Perkins PLC	2,151	58,195
TT Electronics PLC	18,160	41,156
UBM PLC	7,445	62,029
Unilever PLC	7,481	334,265
UNITE Group PLC (The)	4,128	38,172
Victrex PLC	3,310	67,867
Vodafone Group PLC	299,585	965,214
William Hill PLC	9,326	42,697

18

Security	Shares	Value
Worldpay Group PLC(1)(2)	17,865	$69,675
WS Atkins PLC	1,396	27,241
Xaar PLC	6,654	47,130
Xchanging PLC(1)	20,955	57,905

		$17,410,920

Total Common Stocks (identified cost $107,115,522)		$109,923,944

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(4)	$496	$495,785

Total Short-Term Investments (identified cost $495,785)		$495,785

Total Investments — 99.7% (identified cost $107,611,307)		$110,419,729

Other Assets, Less Liabilities — 0.3%		$358,542

Net Assets — 100.0%		$110,778,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $978,079 or 0.9% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2016 was $711.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.5%	$38,214,984
British Pound Sterling	16.0	17,735,358
Japanese Yen	15.5	17,197,256
Swiss Franc	7.9	8,765,917
Australian Dollar	7.9	8,736,918
Swedish Krona	3.9	4,286,356
Hong Kong Dollar	3.6	3,972,440
United States Dollar	2.3	2,569,273
Norwegian Krone	2.1	2,288,042
Danish Krone	2.0	2,157,624
Singapore Dollar	1.7	1,887,744
Israeli Shekel	1.3	1,454,943
New Zealand Dollar	1.0	1,152,874

Total Investments	99.7%	$110,419,729

19

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.2%	$13,525,060
Industrials	11.6	12,847,377
Materials	11.2	12,417,835
Consumer Staples	11.0	12,173,620
Consumer Discretionary	10.9	12,076,597
Health Care	9.8	10,856,591
Telecommunication Services	9.4	10,388,977
Information Technology	9.1	10,049,282
Utilities	7.3	8,162,177
Energy	6.7	7,426,428
Short-Term Investments	0.5	495,785

Total Investments	99.7%	$110,419,729

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Fund did not have any open financial instruments at April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,255,843

Gross unrealized appreciation	$12,846,288
Gross unrealized depreciation	(10,682,402)

Net unrealized appreciation	$2,163,886

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$260,649	$33,353,856		$0	$33,614,505
Developed Europe	967,359	73,240,233		—	74,207,592
Developed Middle East	617,349	1,484,498		—	2,101,847
Total Common Stocks	$1,845,357	$108,078,587	**	$0	$109,923,944
Short-Term Investments	$—	$495,785		$—	$495,785
Total Investments	$1,845,357	$108,574,372		$0	$110,419,729

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

20

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2016 is not presented. At April 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

21

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 27, 2016